UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

______________________________________________

PFM Multi-manager series trust

_____________________________________________________________________________

(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141

______________________________________________________________________________

(Address of principal executive offices) (zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant's telephone number, including area code: (883) 736-6678

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

PFM MULTI-MANAGER SERIES TRUST
SEMI-ANNUAL REPORT
MARCH 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1.833.PFM.MMST (1.883.736.6678) or by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1.833.PFM.MMST (1.883.736.6678) to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

For further information on the PFM Multi-Manager Series Trust (the “Trust”) portfolios, call 1-833-736-6678 or visit us online at www.pfm.com/multiassetfunds

This Semi-Annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.
The Trust files its complete schedule of investments with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Trust filed its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-PORT and Form N-Q filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at www.pfm.com/multiassetfunds, or (iii) on the SEC’s website at http://www.sec.gov.
The Trust has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at www.pfm.com/multiassetfunds, or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at www.sec.gov.

Message from the Adviser (unaudited)

We are pleased to present the Semi-Annual Report for the PFM Multi-Manager Series Trust (the “Trust”) for the period ended March 31, 2019. While the series of the Trust began operations on December 29, 2017, implementation of the investment strategy for the Trust’s PFM Multi-Manager Domestic Equity Fund (“Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (“International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (“Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”) began on May 16, 2018. With the investment strategy of each Fund now fully implemented, we believe the sub-advised, multi-manager approach to investing in the three distinct asset classes of the Trust will serve our investors’ needs in building successful long-term portfolios.
Economic Update and Outlook
What volatility? If an investor fell asleep at the end of the third quarter 2018 and awoke at the end of the first quarter 2019, the investor would have noticed many similarities. The S&P 500 Index closed out the first quarter 2019 at 2834, modestly lower than the 2914 at the end of September 2018. The VIX of 10 at the end of March was lower than the 12 at the end of September 2018. First quarter 2019 GDP grew a strong 3.2%, not much lower than the 3.4% third quarter and 4.2% fourth quarter 2018 growth. Inflation as measured by CPI ex-food and energy grew 2.2% year-over-year for the period ended September 30, 2018, close to the 2.0% for the period ended March 31, 2019. The sleepy investor would conclude that not much had changed over the past six months, however, upon further inspection, one could conclude that much had changed.
The 10-year Treasury yield closed out the first quarter 2019 at 2.41%, a significant drop from the 3.05% at the end of the third quarter 2018. At its September 2018 meeting, the Federal Open Market Committee had guided for three rate increases in 2019, while at its March 2019 meeting, it affirmed that no increases were expected for 2019. Trade frictions between the U.S. and its major trading partners continue.
The divergence of economic growth that we witnessed in 2018 has continued in 2019. The U.S. economy continues on a firmer footing than that of the rest of the world. Capital markets have performed accordingly. U.S. equities, as measured by the Russell 3000 Index, were up 14.0% in the first quarter of 2019 versus 10.3% for the ACWI ex-US Index. Emerging market equities continued their underperformance, rising only 9.9% in the quarter. While the U.S. economy grew a strong 3.2% in the first quarter, a closer reading suggests that it is likely to slow for the rest of the year. The labor market remains strong, with 263,000 new jobs added in March. Inflation remains modest and is not showing signs of picking up. Core PCE, a measure favored by the Federal Reserve (the “Fed”), grew 1.6% year-over-year in March, still below the Fed’s 2% target. With inflation continuing to run below target, the Fed is studying its inflation targeting framework. When the Fed was raising rates in 2018, the yield curve continued to flatten and briefly inverted. Many investors became concerned that a recession was on the horizon. With the Fed forecasting to remain on pause for the rest of the year, we believe the likelihood that the U.S. experiences a recession in 2019 has been reduced.
While the U.S. is expected to grow at a modest pace over the next year or so with low and stable inflation, economies outside of the U.S. are showing more stress. The Eurozone and the wider European Union have slowed meaningfully from the strong performance of 2017. The slowdown in China and the uncertainties surrounding Brexit, street protests in France, an unstable Italian government and other political issues have adversely affected the Eurozone economies. The IMF expects the Eurozone to grow 1.3% in 2019 and 1.5% in 2020 as compared to 2.3% and 1.9%, respectively, for the U.S. While the region has slowed, recent data suggest the Eurozone’s economy is likely to stabilize at low growth rather than enter a prolonged recession. Reflecting investor expectations of low but stable growth, European equities are performing better. Similar to the Eurozone, Japan has also slowed, with the economy contracting in the third quarter of 2018. While we believe Japan is likely to avoid a recession, data suggests their economy is unlikely to rebound strongly. We believe the sluggish Japanese economy may delay the increase in the consumption tax scheduled for later this year.
For the rest of 2019, we expect economic growth in the U.S. to stabilize. We expect the Eurozone to grow at a slower rate, while we expect Japan to grow, provided its economy is not adversely impacted by the consumption tax increase. While China’s economy has slowed, hurt by rising debt and trade frictions, recent stimulative measures suggest the economy can grow in the near term. While economic growth is expected to stabilize, China faces the difficult choices between stimulating its economy versus dealing with rising debt and defaults. Various press reports commenting on statements made by senior U.S. administration officials suggest a trade agreement between the U.S. and China will be announced over the next several months. The details of such an agreement remain unknown, and there is a risk that some of the more problematic issues such as intellectual property protection, state subsidies and various other issues surrounding China 2025 policy will remain unresolved.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   1

The U.S. presidential election is ramping up and some of the recent rhetoric is already impacting investor sentiment, e.g., proposals for healthcare reform are adversely impacting healthcare stocks. While economic and political risks are elevated, we continue to believe the global economy will grow at a modest pace in the near term and we remain constructive on equities, credit and other asset classes tied to economic growth. We expect inflation to remain well-behaved and interest rates to remain range-bound, which we believe will further support modest economic growth.
Respectfully,
PFM Asset Management LLC
2   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Management Discussion of Fund Performance (unaudited)

Implementation of the investment strategy for the Domestic Equity Fund, International Equity Fund and Fixed-Income Fund began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. To obtain the performance of the Funds as of the most recent completed calendar month, please visit www.pfm.com/multiassetfunds. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
PFM Multi-Manager Domestic Equity Fund Review
The Domestic Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. Assets are primarily invested in U.S. equity securities and in derivatives and other instruments that have similar economic characteristics. The Fund allocated assets to the following sub-advisers as of March 31, 2019: Champlain Investment Partners LLC, Nuance Investments, LLC, SSGA Funds Management, Inc., and Vaughan Nelson Investment Management, L.P. For the six months ended March 31, 2019, the Domestic Equity Fund returned -1.81%, outperforming the Russell 3000 Index benchmark return of  -2.27% for the same period. The outperformance was a result of the downside protection provided by the sub-advisors with active strategies during the period of increased volatility in Q4 2018. Stock selection, especially across Healthcare, Information Technology and Consumer Staples helped relative outperformance over this time period.
PFM Multi-Manager Domestic Equity Fund Profile
Sector Diversification	%
Communication Services	1.9
Consumer Discretionary	11.5
Consumer Staples	6.7
Energy	4.6
Financials	14.6
Health Care	14.6
Industrials	10.8
Information Technology	23.0
Materials	3.4
Real Estate	3.6
Utilities	2.9
Cash Equivalents and Other	2.4

PFM Multi-Manager International Equity Fund Review
The International Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. Assets are primarily invested in U.S. equity securities and in derivatives and other instruments that have similar economic characteristics. The Fund allocated assets to the following sub-advisers as of March 31, 2019: Aristotle Capital Management, LLC, JO Hambro Capital Management Limited, Lazard Asset Management LLC, and SSGA Funds Management, Inc. For the six months ended March 31, 2019, the International Equity Fund returned -3.64%, underperforming the MSCI All Country World ex-U.S. Index benchmark’s return of  -2.33% for the same period. The underperformance came largely due to the Fund’s overweight allocation to small cap securities, as small caps lagged well behind large caps during the volatility of Q4 2018. Beyond the headwind brought on by the Fund’s small cap positioning, stock selection was challenged primarily in the Industrials sector, offsetting strong results from stock selection in Communications Services.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   3

PFM Multi-Manager International Equity Fund Profile
Sector Diversification	%
Communication Services	3.2
Consumer Discretionary	11.1
Consumer Staples	9.5
Energy	5.6
Financials	18.7
Health Care	8.6
Industrial	0.0
Industrials	14.5
Information Technology	11.7
Materials	7.9
Real Estate	2.3
Utilities	2.0
Cash Equivalents and Other	4.8
Region Diversification	%
EM Asia	14.3
EM Europe, Middle East & Africa	2.3
EM Latin America	2.1
Europe & Middle East ex UK	36.3
Japan	14.7
North America	6.1
Pacific ex Japan	6.9
UK	12.4
Cash Equivalents and Other	4.9

PFM Multi-Manager Fixed-Income Fund Review
The Fixed-Income Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. Assets are primarily invested in fixed-income securities and in derivatives and other instruments that have similar economic characteristics. The Fund allocated assets to the following sub-advisers as of March 31, 2019: Brown Brothers Harriman & Co., Nomura Corporate Research and Asset Management Inc., PineBridge Investments LLC, PGIM, Inc., and Teachers Advisors, LLC. For the six months ended March 31, 2019, the Fixed-Income Fund returned 3.79%, underperforming the Bloomberg Barclays US Aggregate Index benchmark return of 4.63% for the same period. The underperformance was a result of the overweight to lower quality credit as well as a slight underweight to benchmark duration.
PFM Multi-Manager Fixed-Income Fund Profile
Sector Diversification	%
Asset-Backed Securities	13.4
Bank Loans	0.2
Commercial Mortgage-Backed Securities	9.9
Corporate Bonds	42.7
Foreign Corporate Bonds	3.4
Foreign Government Agencies	0.5
Foreign Government Obligations	0.9
Municipal Bonds	1.7
Supranational Bonds	1.5
U.S. Government Agencies	11.6
U.S. Government Obligations	11.9
Cash Equivalents and Other	2.3
Credit Quality Diversification	%
AAA	23.9
AA	7.7
A	13.8
BBB	17.6
BB	6.2
B	6.2
Below B	1.7
Cash & Not Rated	23.0

Note: Due to rounding, Diversification % column does not add up to 100%.

4   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund

Investments	Shares	Value
COMMON STOCKS – 97.6%
COMMUNICATION SERVICES – 1.9%
AT&T, Inc.	221,843	$6,956,996
ATN International, Inc.	100	5,639
Boingo Wireless, Inc.(a)	400	9,312
CenturyLink, Inc.	17,800	213,422
Cincinnati Bell, Inc.(a)	563	5,371
Cogent Communications Holdings, Inc.	900	48,825
Consolidated Communications Holdings, Inc.	700	7,637
Fox Corp., Class A(a)	6,333	232,484
Fox Corp., Class B(a)	3,000	107,640
Frontier Communications Corp.(a)	900	1,791
Intelsat S.A.(a)	745	11,667
Iridium Communications, Inc.(a)	2,100	55,524
NII Holdings, Inc.(a)	3,600	7,056
ORBCOMM, Inc.(a)	800	5,424
Shenandoah Telecommunications Co.	1,000	44,360
Sprint Corp.(a)	12,000	67,800
T-Mobile US, Inc.(a)	5,100	352,410
Telephone & Data Systems, Inc.	1,900	58,387
Tribune Publishing Co.(a)	200	2,358
United States Cellular Corp.(a)	200	9,182
Verizon Communications, Inc.	71,500	4,227,795
Vonage Holdings Corp.(a)	3,900	39,156
Zayo Group Holdings, Inc.(a)	4,300	122,206
Total Communication Services		12,592,442
CONSUMER DISCRETIONARY – 11.5%
1-800-Flowers.com, Inc., Class A(a)	300	5,469
Aaron’s, Inc.	1,400	73,640
Abercrombie & Fitch Co., Class A	800	21,928
Acushnet Holdings Corp.	400	9,256
Adient PLC	1,600	20,736
Adtalem Global Education, Inc.(a)	1,100	50,952
Advance Auto Parts, Inc.	3,700	630,961
Amazon.com, Inc.(a)	7,130	12,696,747
AMC Entertainment Holdings, Inc., Class A	600	8,910
AMC Networks, Inc., Class A(a)	900	51,084
America’s Car-Mart, Inc.(a)	100	9,134
American Axle & Manufacturing Holdings, Inc.(a)	2,400	34,344
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
American Eagle Outfitters, Inc.	3,000	$66,510
American Outdoor Brands Corp.(a)	600	5,604
American Public Education, Inc.(a)	200	6,024
Aptiv PLC	4,300	341,807
Aramark	4,600	135,930
Asbury Automotive Group, Inc.(a)	500	34,680
Ascena Retail Group, Inc.(a)	2,000	2,160
At Home Group, Inc.(a)	600	10,716
Autoliv, Inc.	3,838	282,208
AutoNation, Inc.(a)	1,200	42,864
AutoZone, Inc.(a)	400	409,648
Barnes & Noble, Inc.	700	3,801
Beazer Homes USA, Inc.(a)	400	4,604
Bed Bath & Beyond, Inc.	2,900	49,271
Belmond Ltd., Class A(a)	1,900	47,367
Best Buy Co., Inc.	3,800	270,028
Big Lots, Inc.	500	19,010
BJ’s Restaurants, Inc.	200	9,456
Bloomin' Brands, Inc.	1,800	36,810
Booking Holdings, Inc.(a)	780	1,361,030
Boot Barn Holdings, Inc.(a)	200	5,888
BorgWarner, Inc.	4,000	153,640
Boyd Gaming Corp.	1,900	51,984
Bright Horizons Family Solutions, Inc.(a)	1,100	139,821
Brinker International, Inc.	1,000	44,380
Brunswick Corp.	1,700	85,561
Buckle, Inc. (The)	300	5,616
Burlington Stores, Inc.(a)	1,100	172,348
Cable One, Inc.	100	98,138
Caesars Entertainment Corp.(a)	11,100	96,459
Caleres, Inc.	500	12,345
Callaway Golf Co.	2,400	38,232
Camping World Holdings, Inc., Class A	400	5,564
Capri Holdings Ltd.(a)	2,700	123,525
Career Education Corp.(a)	800	13,216
CarMax, Inc.(a)	3,100	216,380
Carnival Corp.	6,700	339,824
Carriage Services, Inc.	200	3,850
Carrols Restaurant Group, Inc.(a)	400	3,988
Carter’s, Inc.	800	80,632
Carvana Co.(a)	700	40,642
Cato Corp. (The), Class A	300	4,494
Cavco Industries, Inc.(a)	100	11,753

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   5

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
CBS Corp., Class B, NVDR	6,000	$285,180
Central European Media Enterprises Ltd., Class A(a)	900	3,582
Century Communities, Inc.(a)	200	4,794
Charter Communications, Inc., Class A(a)	2,900	1,006,039
Cheesecake Factory, Inc. (The)	900	44,028
Chegg, Inc.(a)	2,200	83,864
Chico’s FAS, Inc.	1,500	6,405
Children’s Place, Inc. (The)	200	19,456
Chipotle Mexican Grill, Inc.(a)	400	284,124
Choice Hotels International, Inc.	700	54,418
Churchill Downs, Inc.	600	54,156
Chuy’s Holdings, Inc.(a)	200	4,554
Cinemark Holdings, Inc.	1,800	71,982
Citi Trends, Inc.	200	3,862
Columbia Sportswear Co.	600	62,508
Comcast Corp., Class A	77,500	3,098,450
Conn’s, Inc.(a)	200	4,572
Cooper Tire & Rubber Co.	1,100	32,879
Cooper-Standard Holdings, Inc.(a)	200	9,392
Core-Mark Holding Co., Inc.	1,200	44,556
Cracker Barrel Old Country Store, Inc.	300	48,483
Crocs, Inc.(a)	1,500	38,625
Culp, Inc.	100	1,923
Dana, Inc.	3,200	56,768
Darden Restaurants, Inc.	2,300	279,381
Dave & Buster’s Entertainment, Inc.	900	44,883
Deckers Outdoor Corp.(a)	600	88,194
Del Frisco’s Restaurant Group, Inc.(a)	200	1,282
Del Taco Restaurants, Inc.(a)	400	4,024
Denny’s Corp.(a)	700	12,845
Designer Brands, Inc.	1,500	33,330
Dick’s Sporting Goods, Inc.	1,600	58,896
Dillard’s, Inc., Class A	200	14,404
Dine Brands Global, Inc.	400	36,516
Discovery, Inc., Class A(a)	2,600	70,252
Discovery, Inc., Class C(a)	6,500	165,230
DISH Network Corp., Class A(a)	4,400	139,436
Dollar General Corp.	4,500	536,850
Dollar Tree, Inc.(a)	27,350	2,872,844
Domino’s Pizza, Inc.	800	206,480
Dorman Products, Inc.(a)	600	52,854
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
DR Horton, Inc.	6,400	$264,832
Drive Shack, Inc.(a)	700	3,143
Dunkin' Brands Group, Inc.	1,500	112,650
Eldorado Resorts, Inc.(a)	1,300	60,697
Emerald Expositions Events, Inc.	200	2,540
Entercom Communications Corp., Class A	1,500	7,875
Entravision Communications Corp., Class A	800	2,592
Eros International PLC(a)	400	3,656
Ethan Allen Interiors, Inc.	300	5,739
EW Scripps Co. (The), Class A	700	14,700
Expedia Group, Inc.	1,900	226,100
Express, Inc.(a)	900	3,852
Extended Stay America, Inc., UNIT	3,300	59,235
Fiesta Restaurant Group, Inc.(a)	300	3,933
Five Below, Inc.(a)	1,000	124,250
Flexsteel Industries, Inc.	100	2,319
Floor & Decor Holdings, Inc., Class A(a)	800	32,976
Foot Locker, Inc.	2,300	139,380
Ford Motor Co.	66,200	581,236
Fossil Group, Inc.(a)	500	6,860
Fox Factory Holding Corp.(a)	700	48,923
frontdoor, Inc.(a)	1,900	65,398
G-III Apparel Group Ltd.(a)	1,100	43,956
GameStop Corp., Class A	2,500	25,400
Gannett Co., Inc.	1,300	13,702
Gap, Inc. (The)	4,200	109,956
Garmin Ltd.	2,000	172,700
Garrett Motion, Inc.(a)	1,150	16,940
GCI Liberty, Inc., Class A(a)	2,000	111,220
General Motors Co.	22,300	827,330
Genesco, Inc.(a)	200	9,110
Gentex Corp.	4,900	101,332
Gentherm, Inc.(a)	400	14,744
Genuine Parts Co.	2,400	268,872
Golden Entertainment, Inc.(a)	200	2,832
Goodyear Tire & Rubber Co. (The)	4,300	78,045
GoPro, Inc., Class A(a)	1,200	7,800
Graham Holdings Co., Class B	70	47,823
Grand Canyon Education, Inc.(a)	800	91,608
Gray Television, Inc.(a)	2,100	44,856
Green Brick Partners, Inc.(a)	300	2,625

See Notes to Financial Statements.
6   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Group 1 Automotive, Inc.	200	$12,940
Groupon, Inc.(a)	6,300	22,365
Guess?, Inc.	700	13,720
H&R Block, Inc.	3,800	90,972
Hanesbrands, Inc.	6,700	119,796
Harley-Davidson, Inc.	2,800	99,848
Hasbro, Inc.	2,100	178,542
Haverty Furniture Cos., Inc.	200	4,376
Helen of Troy Ltd.(a)	500	57,980
Hibbett Sports, Inc.(a)	200	4,562
Hilton Grand Vacations, Inc.(a)	2,000	61,700
Hilton Worldwide Holdings, Inc.	4,600	382,306
Home Depot, Inc. (The)	35,255	6,765,082
Hooker Furniture Corp.	100	2,883
Houghton Mifflin Harcourt Co.(a)	1,200	8,724
Hudson Ltd., Class A(a)	500	6,875
Hyatt Hotels Corp., Class A	700	50,799
IMAX Corp.(a)	600	13,608
Installed Building Products, Inc.(a)	200	9,700
International Game Technology PLC	2,500	32,475
International Speedway Corp., Class A	300	13,089
Interpublic Group of Cos., Inc. (The)	7,300	153,373
iRobot Corp.(a)	500	58,845
Jack in the Box, Inc.	600	48,636
JC Penney Co., Inc.(a)	3,600	5,364
John Wiley & Sons, Inc., Class A	7,500	331,650
Johnson Outdoors, Inc., Class A	100	7,136
K12, Inc.(a)	400	13,652
KB Home	1,900	45,923
Kohl’s Corp.	2,900	199,433
L Brands, Inc.	4,000	110,320
La-Z-Boy, Inc.	1,100	36,289
Lands' End, Inc.(a)	200	3,322
Las Vegas Sands Corp.	6,000	365,760
Laureate Education, Inc., Class A(a)	2,200	32,934
LCI Industries	500	38,410
Lear Corp.	1,200	162,852
Leggett & Platt, Inc.	2,400	101,328
Lennar Corp., Class A	5,000	245,450
Lennar Corp., Class B	200	7,824
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
LGI Homes, Inc.(a)	200	$12,048
Liberty Broadband Corp., Class A(a)	600	54,984
Liberty Broadband Corp., Class C(a)	2,000	183,480
Liberty Expedia Holdings, Inc., Class A(a)	1,100	47,080
Liberty Latin America Ltd., Class A(a)	600	11,604
Liberty Latin America Ltd., Class C(a)	1,600	31,120
Liberty Media Corp.-Liberty Braves, Class C(a)	400	11,108
Liberty Media Corp.-Liberty Formula One, Class A(a)	300	10,212
Liberty Media Corp.-Liberty Formula One, Class C(a)	3,700	129,685
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,500	57,270
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	3,000	114,720
Liberty TripAdvisor Holdings, Inc., Class A(a)	800	11,352
Lions Gate Entertainment Corp., Class A	600	9,384
Lions Gate Entertainment Corp., Class B	1,200	18,120
Lithia Motors, Inc., Class A	300	27,825
Live Nation Entertainment, Inc.(a)	2,600	165,204
LKQ Corp.(a)	5,700	161,766
Loral Space & Communications, Inc.(a)	100	3,605
Lowe’s Cos., Inc.	13,800	1,510,686
Lululemon Athletica, Inc.(a)	1,600	262,192
Lumber Liquidators Holdings, Inc.(a)	300	3,030
M/I Homes, Inc.(a)	300	7,986
Macy’s, Inc.	5,800	139,374
Madison Square Garden Co. (The), Class A(a)	380	111,389
Malibu Boats, Inc., Class A(a)	200	7,916
Marcus Corp. (The)	200	8,010
MarineMax, Inc.(a)	200	3,832
Marriott International, Inc., Class A	4,800	600,432
Marriott Vacations Worldwide Corp.	630	58,905
MasterCraft Boat Holdings, Inc.(a)	200	4,514
Mattel, Inc.(a)	7,200	93,600

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   7

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
McDonald’s Corp.	13,400	$2,544,660
MDC Holdings, Inc.	1,340	38,940
Meredith Corp.	800	44,208
Meritage Homes Corp.(a)	900	40,239
MGM Resorts International	9,100	233,506
Michaels Cos., Inc. (The)(a)	1,300	14,846
Modine Manufacturing Co.(a)	600	8,322
Mohawk Industries, Inc.(a)	1,100	138,765
Monarch Casino & Resort, Inc.(a)	100	4,392
Monro, Inc.	700	60,564
Motorcar Parts of America, Inc.(a)	200	3,774
Movado Group, Inc.	200	7,276
MSG Networks, Inc., Class A(a)	700	15,225
Murphy USA, Inc.(a)	600	51,372
National CineMedia, Inc.	700	4,935
National Vision Holdings, Inc.(a)	1,000	31,430
Nautilus, Inc.(a)	300	1,668
Netflix, Inc.(a)	7,200	2,567,232
New Media Investment Group, Inc.	600	6,300
New York Times Co. (The), Class A	2,400	78,840
Newell Brands, Inc.	8,800	134,992
News Corp., Class A	6,900	85,836
News Corp., Class B	3,200	39,968
Nexstar Media Group, Inc., Class A	800	86,696
NIKE, Inc., Class B	21,200	1,785,252
Nordstrom, Inc.	2,000	88,760
Norwegian Cruise Line Holdings Ltd.(a)	3,900	214,344
NVR, Inc.(a)	60	166,020
O'Reilly Automotive, Inc.(a)	1,270	493,141
Office Depot, Inc.	13,400	48,642
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,000	85,330
Omnicom Group, Inc.	4,100	299,259
Overstock.com, Inc.(a)	200	3,324
Oxford Industries, Inc.	200	15,052
Papa John’s International, Inc.	300	15,885
Party City Holdco, Inc.(a)	400	3,176
Penn National Gaming, Inc.(a)	2,252	45,265
Penske Automotive Group, Inc.	800	35,720
PetMed Express, Inc.	200	4,556
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
PICO Holdings, Inc.(a)	300	$2,970
Planet Fitness, Inc., Class A(a)	1,600	109,952
Polaris Industries, Inc.	1,100	92,873
Pool Corp.	800	131,976
Potbelly Corp.(a)	300	2,553
PulteGroup, Inc.	4,300	120,228
PVH Corp.	1,400	170,730
Qurate Retail, Inc.(a)	7,200	115,056
Ralph Lauren Corp.	1,000	129,680
RCI Hospitality Holdings, Inc.	100	2,297
Reading International, Inc., Class A(a)	200	3,192
Red Robin Gourmet Burgers, Inc.(a)	100	2,881
Red Rock Resorts, Inc., Class A	1,500	38,775
Regis Corp.(a)	400	7,868
Rent-A-Center, Inc.(a)	500	10,435
RH(a)	400	41,180
Roku, Inc.(a)	1,000	64,510
Ross Stores, Inc.	6,200	577,220
Royal Caribbean Cruises Ltd.	2,800	320,936
Ruth’s Hospitality Group, Inc.	300	7,677
Sally Beauty Holdings, Inc.(a)	17,450	321,255
Scholastic Corp.	300	11,928
Scientific Games Corp., Class A(a)	1,300	26,546
SeaWorld Entertainment, Inc.(a)	800	20,608
Service Corp. International	3,300	132,495
ServiceMaster Global Holdings, Inc.(a)	2,100	98,070
Shake Shack, Inc., Class A(a)	300	17,745
Shutterfly, Inc.(a)	400	16,256
Signet Jewelers Ltd.	1,200	32,592
Sinclair Broadcast Group, Inc., Class A	1,400	53,872
Sirius XM Holdings, Inc.	29,944	169,782
Six Flags Entertainment Corp.	1,200	59,220
Skechers U.S.A., Inc., Class A(a)	2,400	80,664
Skyline Champion Corp.	900	17,100
Sleep Number Corp.(a)	400	18,800
Sonic Automotive, Inc., Class A	300	4,443
Sotheby’s(a)	400	15,100
Standard Motor Products, Inc.	200	9,820
Starbucks Corp.	20,800	1,546,272
Steven Madden Ltd.	1,650	55,836

See Notes to Financial Statements.
8   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Stoneridge, Inc.(a)	300	$8,658
Strategic Education, Inc.	387	50,817
Sturm Ruger & Co., Inc.	200	10,604
Superior Industries International, Inc.	300	1,428
Tailored Brands, Inc.	600	4,704
Tapestry, Inc.	5,100	165,699
Target Corp.	9,000	722,340
Taylor Morrison Home Corp., Class A(a)	2,600	46,150
TEGNA, Inc.	4,200	59,220
Tempur Sealy International, Inc.(a)	900	51,903
Tenneco, Inc., Class A	1,100	24,376
Tesla, Inc.(a)	2,310	646,477
Texas Roadhouse, Inc.	1,200	74,628
Thor Industries, Inc.	900	56,133
Tiffany & Co.	2,300	242,765
Tile Shop Holdings, Inc.	500	2,830
TJX Cos., Inc. (The)	21,200	1,128,052
Toll Brothers, Inc.	2,300	83,260
TopBuild Corp.(a)	800	51,856
Tower International, Inc.	200	4,206
Tractor Supply Co.	7,950	777,192
TRI Pointe Group, Inc.(a)	3,100	39,184
Tribune Media Co., Class A	1,700	78,438
TripAdvisor, Inc.(a)	2,000	102,900
Tupperware Brands Corp.	600	15,348
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,730	952,033
Under Armour, Inc., Class A(a)	3,100	65,534
Under Armour, Inc., Class C(a)	3,200	60,384
Unifi, Inc.(a)	200	3,870
Universal Electronics, Inc.(a)	200	7,430
Urban Outfitters, Inc.(a)	1,400	41,496
Vail Resorts, Inc.	700	152,110
VF Corp.	5,500	478,005
Viacom, Inc., Class A	100	3,245
Viacom, Inc., Class B	5,600	157,192
Vista Outdoor, Inc.(a)	700	5,607
Visteon Corp.(a)	700	47,145
Walt Disney Co. (The)	53,193	5,906,019
Wayfair, Inc., Class A(a)	1,000	148,450
Weight Watchers International, Inc.(a)	700	14,105
Wendy’s Co. (The)	3,300	59,037
Weyco Group, Inc.	100	3,096
Whirlpool Corp.	1,100	146,179
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
William Lyon Homes, Class A(a)	400	$6,148
Williams-Sonoma, Inc.	1,400	78,778
Wingstop, Inc.	600	45,618
Winnebago Industries, Inc.	400	12,460
Wolverine World Wide, Inc.	1,700	60,741
World Wrestling Entertainment, Inc., Class A	800	69,424
Wyndham Destinations, Inc.	1,800	72,882
Wyndham Hotels & Resorts, Inc.	1,700	84,983
Wynn Resorts Ltd.	1,900	226,708
Yum China Holdings, Inc.	6,000	269,460
Yum! Brands, Inc.	5,200	519,012
ZAGG, Inc.(a)	300	2,721
Zumiez, Inc.(a)	200	4,978
Total Consumer Discretionary		74,363,406
CONSUMER STAPLES – 6.7%
Altria Group, Inc.	32,600	1,872,218
Andersons, Inc. (The)	300	9,669
Archer-Daniels-Midland Co.	9,400	405,422
B&G Foods, Inc.	800	19,536
BJ’s Wholesale Club Holdings, Inc.(a)	2,800	76,720
Boston Beer Co., Inc. (The), Class A(a)	200	58,946
Brown-Forman Corp., Class A	1,000	51,170
Brown-Forman Corp., Class B	23,400	1,235,052
Bunge Ltd.	2,700	143,289
Cal-Maine Foods, Inc.	21,358	953,208
Calavo Growers, Inc.	200	16,770
Campbell Soup Co.	9,700	369,861
Casey’s General Stores, Inc.	600	77,262
Central Garden & Pet Co.(a)	100	2,556
Central Garden & Pet Co., Class A(a)	1,000	23,250
Chefs' Warehouse, Inc. (The)(a)	200	6,210
Church & Dwight Co., Inc.	4,500	320,535
Clorox Co. (The)	2,100	336,966
Coca-Cola Co. (The)	66,000	3,092,760
Coca-Cola Consolidated, Inc.	100	28,783
Colgate-Palmolive Co.	14,600	1,000,684
Conagra Brands, Inc.	8,498	235,735
Constellation Brands, Inc., Class A	2,800	490,924
Costco Wholesale Corp.	7,500	1,816,050
Coty, Inc., Class A	9,100	104,650
Darling Ingredients, Inc.(a)	3,200	69,280
Dean Foods Co.	1,000	3,030

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   9

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER STAPLES – (continued)
Diageo PLC, ADR	9,283	$1,518,792
Edgewell Personal Care Co.(a)	1,100	48,279
elf Beauty, Inc.(a)	200	2,120
Energizer Holdings, Inc.	1,000	44,930
Estee Lauder Cos., Inc. (The), Class A	12,275	2,032,126
Flowers Foods, Inc.	25,850	551,122
Fresh Del Monte Produce, Inc.	400	10,812
Freshpet, Inc.(a)	300	12,687
General Mills, Inc.	10,000	517,500
Hain Celestial Group, Inc. (The)(a)	1,200	27,744
Henkel AG & Co. KGaA, ADR	13,532	321,520
Herbalife Nutrition Ltd.(a)	1,900	100,681
Hershey Co. (The)	2,600	298,558
Hormel Foods Corp.	13,400	599,784
Hostess Brands, Inc.(a)	2,400	30,000
Ingles Markets, Inc., Class A	200	5,524
Ingredion, Inc.	1,200	113,628
Inter Parfums, Inc.	200	15,174
J&J Snack Foods Corp.	300	47,652
JM Smucker Co. (The)	6,100	710,650
John B Sanfilippo & Son, Inc.	100	7,187
Kellogg Co.	4,600	263,948
Keurig Dr Pepper, Inc.	3,300	92,301
Kimberly-Clark Corp.	5,800	718,620
Kraft Heinz Co. (The)	11,000	359,150
Kroger Co. (The)	13,200	324,720
Lamb Weston Holdings, Inc.	2,600	194,844
Lancaster Colony Corp.	300	47,007
Landec Corp.(a)	300	3,684
McCormick & Co., Inc.	4,350	655,240
Medifast, Inc.	200	25,510
MGP Ingredients, Inc.	300	23,145
Molson Coors Brewing Co., Class B	9,600	572,640
Mondelez International, Inc., Class A	24,500	1,223,040
Monster Beverage Corp.(a)	6,700	365,686
National Beverage Corp.	100	5,773
Nu Skin Enterprises, Inc., Class A	900	43,074
Oil-Dri Corp. of America	100	3,114
PepsiCo, Inc.	24,400	2,990,220
Performance Food Group Co.(a)	1,800	71,352
Philip Morris International, Inc.	26,800	2,368,852
Pilgrim’s Pride Corp.(a)	600	13,374
Post Holdings, Inc.(a)	1,100	120,340
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER STAPLES – (continued)
PriceSmart, Inc.	300	$17,664
Primo Water Corp.(a)	300	4,638
Procter & Gamble Co. (The)	43,000	4,474,150
Rite Aid Corp.(a)	12,300	7,811
Sanderson Farms, Inc.	21,393	2,820,453
Seaboard Corp.	3	12,854
Simply Good Foods Co. (The)(a)	900	18,531
SpartanNash Co.	400	6,348
Spectrum Brands Holdings, Inc.	825	45,194
Sprouts Farmers Market, Inc.(a)	2,500	53,850
Sysco Corp.	12,711	848,586
Tootsie Roll Industries, Inc.	206	7,671
TreeHouse Foods, Inc.(a)	7,000	451,850
Tyson Foods, Inc., Class A	4,900	340,207
United Natural Foods, Inc.(a)	600	7,932
Universal Corp.	300	17,289
US Foods Holding Corp.(a)	4,300	150,113
USANA Health Sciences, Inc.(a)	300	25,161
Vector Group Ltd.	1,155	12,462
Walgreens Boots Alliance, Inc.	13,800	873,126
Walmart, Inc.	30,356	2,960,621
WD-40 Co.	200	33,888
Weis Markets, Inc.	100	4,081
Total Consumer Staples		43,517,120
ENERGY – 4.6%
Abraxas Petroleum Corp.(a)	1,800	2,250
Anadarko Petroleum Corp.	8,400	382,032
Antero Resources Corp.(a)	3,900	34,437
Apache Corp.	6,300	218,358
Apergy Corp.(a)	1,500	61,590
Arch Coal, Inc., Class A	500	45,635
Archrock, Inc.	1,500	14,670
Ardmore Shipping Corp.(a)	400	2,464
Baker Hughes a GE Co.	9,600	266,112
Basic Energy Services, Inc.(a)	200	760
Bonanza Creek Energy, Inc.(a)	200	4,538
Bristow Group, Inc.(a)	400	444
C&J Energy Services, Inc.(a)	600	9,312
Cabot Oil & Gas Corp.	6,900	180,090
Cactus, Inc., Class A(a)	900	32,040
California Resources Corp.(a)	500	12,855
Callon Petroleum Co.(a)	4,100	30,955
Cameco Corp.	188,425	2,221,531
CARBO Ceramics, Inc.(a)	300	1,050

See Notes to Financial Statements.
10   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Carrizo Oil & Gas, Inc.(a)	1,900	$23,693
Centennial Resource Development, Inc., Class A(a)	2,600	22,854
Cheniere Energy, Inc.(a)	3,800	259,768
Chesapeake Energy Corp.(a)	18,501	57,353
Chevron Corp.	32,900	4,052,622
Cimarex Energy Co.	1,546	108,066
Clean Energy Fuels Corp.(a)	1,600	4,944
CNX Resources Corp.(a)	4,100	44,157
Concho Resources, Inc.	3,268	362,617
ConocoPhillips	19,500	1,301,430
CONSOL Energy, Inc.(a)	300	10,266
Continental Resources, Inc.(a)	1,700	76,109
Covia Holdings Corp.(a)	360	2,012
CVR Energy, Inc.	200	8,240
Delek US Holdings, Inc.	1,400	50,988
Denbury Resources, Inc.(a)	9,100	18,655
Devon Energy Corp.	8,700	274,572
DHT Holdings, Inc.	1,000	4,460
Diamond Offshore Drilling, Inc.(a)	700	7,343
Diamondback Energy, Inc.	2,637	267,735
Dril-Quip, Inc.(a)	900	41,265
EOG Resources, Inc.	9,900	942,282
EQT Corp.	4,600	95,404
Equitrans Midstream Corp.	4,180	91,040
Exterran Corp.(a)	400	6,740
Extraction Oil & Gas, Inc.(a)	1,400	5,922
Exxon Mobil Corp.	73,200	5,914,560
Forum Energy Technologies, Inc.(a)	900	4,599
Frank’s International N.V.(a)	600	3,726
Frontline Ltd.(a)	900	5,814
FTS International, Inc.(a)	300	3,000
GasLog Ltd.	500	8,730
Golar LNG Ltd.	2,000	42,180
Green Plains, Inc.	400	6,672
Gulfport Energy Corp.(a)	4,100	32,882
Halcon Resources Corp.(a)	1,600	2,160
Halliburton Co.	14,700	430,710
Helix Energy Solutions Group, Inc.(a)	1,600	12,656
Helmerich & Payne, Inc.	1,800	100,008
Hess Corp.	4,300	258,989
HighPoint Resources Corp.(a)	1,100	2,431
HollyFrontier Corp.	3,100	152,737
International Seaways, Inc.(a)	300	5,142
Jagged Peak Energy, Inc.(a)	700	7,329
Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Keane Group, Inc.(a)	600	$6,534
Kinder Morgan, Inc.	33,100	662,331
KLX Energy Services Holdings, Inc.(a)	360	9,050
Kosmos Energy Ltd.	431,550	2,688,557
Laredo Petroleum, Inc.(a)	1,900	5,871
Liberty Oilfield Services, Inc., Class A	1,300	20,007
Mammoth Energy Services, Inc.	100	1,665
Marathon Oil Corp.	15,400	257,334
Marathon Petroleum Corp.	11,379	681,033
Matador Resources Co.(a)	1,800	34,794
Matrix Service Co.(a)	300	5,874
McDermott International, Inc.(a)	3,100	23,064
Murphy Oil Corp.	3,400	99,620
Nabors Industries Ltd.	4,000	13,760
National Oilwell Varco, Inc.	6,700	178,488
Newpark Resources, Inc.(a)	1,000	9,160
Nine Energy Service, Inc.(a)	100	2,265
Noble Corp. PLC(a)	2,800	8,036
Noble Energy, Inc.	7,800	192,894
Nordic American Tankers Ltd.	1,600	3,232
Northern Oil and Gas, Inc.(a)	6,400	17,536
Oasis Petroleum, Inc.(a)	5,000	30,200
Occidental Petroleum Corp.	12,900	853,980
Oceaneering International, Inc.(a)	2,000	31,540
Oil States International, Inc.(a)	1,300	22,048
ONEOK, Inc.	6,900	481,896
Panhandle Oil and Gas, Inc., Class A	200	3,140
Par Pacific Holdings, Inc.(a)	400	7,124
Parsley Energy, Inc., Class A(a)	4,400	84,920
Patterson-UTI Energy, Inc.	3,600	50,472
PBF Energy, Inc., Class A	2,400	74,736
PDC Energy, Inc.(a)	1,100	44,748
Peabody Energy Corp.	1,800	50,994
Penn Virginia Corp.(a)	200	8,820
Phillips 66	7,000	666,190
Pioneer Energy Services Corp.(a)	900	1,593
Pioneer Natural Resources Co.	2,800	426,384
ProPetro Holding Corp.(a)	1,700	38,318
QEP Resources, Inc.(a)	5,500	42,845
Range Resources Corp.	3,900	43,836
Renewable Energy Group, Inc.(a)	400	8,784

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   11

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
REX American Resources Corp.(a)	100	$8,061
Ring Energy, Inc.(a)	600	3,522
Rowan Cos. PLC, Class A(a)	2,700	29,133
RPC, Inc.	700	7,987
SandRidge Energy, Inc.(a)	400	3,208
Schlumberger Ltd.	23,700	1,032,609
Scorpio Tankers, Inc.	310	6,150
SEACOR Holdings, Inc.(a)	200	8,456
SEACOR Marine Holdings, Inc.(a)	200	2,662
Select Energy Services, Inc., Class A(a)	300	3,606
SemGroup Corp., Class A	1,900	28,006
Ship Finance International Ltd.	700	8,638
SM Energy Co.	2,100	36,729
Solaris Oilfield Infrastructure, Inc., Class A	200	3,288
Southwestern Energy Co.(a)	11,100	52,059
SRC Energy, Inc.(a)	2,800	14,336
Superior Energy Services, Inc.(a)	1,700	7,939
Talos Energy, Inc.(a)	200	5,312
Targa Resources Corp.	3,600	149,580
Teekay Corp.	700	2,744
Tellurian, Inc.(a)	700	7,840
TETRA Technologies, Inc.(a)	1,300	3,042
Tidewater, Inc.(a)	700	16,233
Transocean Ltd.(a)	10,090	87,884
Ultra Petroleum Corp.(a)	2,200	1,342
Unit Corp.(a)	600	8,544
US Silica Holdings, Inc.	900	15,624
Valero Energy Corp.	7,200	610,776
W&T Offshore, Inc.(a)	1,100	7,590
Weatherford International PLC(a)	14,200	9,912
Whiting Petroleum Corp.(a)	1,300	33,982
Williams Cos., Inc. (The)	20,200	580,144
World Fuel Services Corp.	1,500	43,335
WPX Energy, Inc.(a)	7,200	94,392
Total Energy		29,484,323
FINANCIALS – 14.6%
1st Source Corp.	200	8,982
ACNB Corp.	100	3,700
Affiliated Managers Group, Inc.	900	96,399
Aflac, Inc.	12,700	635,000
AG Mortgage Investment Trust, Inc.	300	5,052
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
AGNC Investment Corp.	9,800	$176,400
Alleghany Corp.(a)	280	171,472
Allegiance Bancshares, Inc.(a)	100	3,372
Allstate Corp. (The)	5,600	527,408
Ally Financial, Inc.	7,500	206,175
Ambac Financial Group, Inc.(a)	500	9,060
American Equity Investment Life Holding Co.	1,600	43,232
American Express Co.	12,000	1,311,600
American Financial Group, Inc.	1,400	134,694
American International Group, Inc.	15,100	650,206
American National Bankshares, Inc.	100	3,492
American National Insurance Co.	100	12,082
Ameriprise Financial, Inc.	2,300	294,630
Ameris Bancorp	1,000	34,350
AMERISAFE, Inc.	200	11,880
Annaly Capital Management, Inc.	25,686	256,603
Anworth Mortgage Asset Corp.	1,100	4,444
Aon PLC	4,100	699,870
Apollo Commercial Real Estate Finance, Inc.	2,300	41,860
Arbor Realty Trust, Inc.	1,918	24,876
Arch Capital Group Ltd.(a)	6,300	203,616
Ares Capital Corp.	110,125	1,887,543
Ares Commercial Real Estate Corp.	300	4,557
Argo Group International Holdings Ltd.	700	49,462
Arlington Asset Investment Corp., Class A	300	2,388
ARMOUR Residential REIT, Inc.	500	9,765
Arrow Financial Corp.	103	3,388
Arthur J Gallagher & Co.	10,900	851,290
Artisan Partners Asset Management, Inc., Class A	500	12,585
Associated Banc-Corp	3,300	70,455
Assurant, Inc.	1,000	94,910
Assured Guaranty Ltd.	1,900	84,417
Athene Holding Ltd., Class A(a)	2,900	118,320
Atlantic Capital Bancshares, Inc.(a)	200	3,566
AXA Equitable Holdings, Inc.	3,600	72,504
Axis Capital Holdings Ltd.	1,600	87,648
Axos Financial, Inc.(a)	1,300	37,648

See Notes to Financial Statements.
12   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
B. Riley Financial, Inc.	200	$3,338
Banc of California, Inc.	500	6,920
BancFirst Corp.	200	10,430
Banco Latinoamericano de Comercio Exterior S.A., Class E	300	5,976
Bancorp, Inc. (The)(a)	600	4,848
BancorpSouth Bank	2,100	59,262
Bank of America Corp.	155,700	4,295,763
Bank of Hawaii Corp.	800	63,096
Bank of Marin Bancorp	200	8,138
Bank of New York Mellon Corp. (The)	15,100	761,493
Bank of NT Butterfield & Son Ltd. (The)	1,000	35,880
Bank OZK	2,400	69,552
BankFinancial Corp.	200	2,974
BankUnited, Inc.	1,700	56,780
Bankwell Financial Group, Inc.	100	2,918
Banner Corp.	700	37,919
Bar Harbor Bankshares	200	5,174
BB&T Corp.	13,100	609,543
Berkshire Hathaway, Inc., Class B(a)	48,505	9,744,169
Berkshire Hills Bancorp, Inc.	500	13,620
BGC Partners, Inc., Class A	3,700	19,647
BlackRock, Inc.	2,040	871,835
Blackstone Mortgage Trust, Inc., Class A	2,200	76,032
Blue Hills Bancorp, Inc.	300	7,170
BOK Financial Corp.	568	46,320
Boston Private Financial Holdings, Inc.	1,000	10,960
Bridge Bancorp, Inc.	200	5,860
Brighthouse Financial, Inc.(a)	2,000	72,580
BrightSphere Investment Group PLC	900	12,204
Brookline Bancorp, Inc.	900	12,960
Brown & Brown, Inc.	4,300	126,893
Bryn Mawr Bank Corp.	200	7,226
BSB Bancorp, Inc.(a)	100	3,284
Byline Bancorp, Inc.(a)	200	3,696
Cadence BanCorp	2,508	46,523
Camden National Corp.	200	8,344
Cannae Holdings, Inc.(a)	1,600	38,816
Capital One Financial Corp.	7,900	645,351
Capitol Federal Financial, Inc.	2,900	38,715
Capstead Mortgage Corp.	1,100	9,449
Carolina Financial Corp.	200	6,918
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Cathay General Bancorp	1,400	$47,474
Cboe Global Markets, Inc.	2,100	200,424
CBTX, Inc.	600	19,482
CenterState Bank Corp.	1,900	45,239
Central Pacific Financial Corp.	300	8,652
Charles Schwab Corp. (The)	89,663	3,833,990
Chemical Financial Corp.	1,200	49,392
Chimera Investment Corp.	3,400	63,716
Chubb Ltd.	10,115	1,416,909
Cincinnati Financial Corp.	2,500	214,750
CIT Group, Inc.	1,800	86,346
Citigroup, Inc.	61,850	3,848,307
Citizens Financial Group, Inc.	8,700	282,750
Citizens, Inc.(a)	500	3,335
City Holding Co.	200	15,238
CME Group, Inc.	6,100	1,003,938
CNA Financial Corp.	300	13,005
CNB Financial Corp.	200	5,054
CNO Financial Group, Inc.	3,000	48,540
Codorus Valley Bancorp, Inc.	105	2,242
Cohen & Steers, Inc.	200	8,454
Colony Credit Real Estate, Inc.	1,200	18,792
Columbia Banking System, Inc.	1,400	45,766
Columbia Financial, Inc.(a)	700	10,969
Comerica, Inc.	3,000	219,960
Commerce Bancshares, Inc.	6,170	358,230
Community Bank System, Inc.	1,000	59,770
Community Trust Bancorp, Inc.	200	8,212
ConnectOne Bancorp, Inc.	300	5,910
Cowen, Inc.(a)	300	4,347
Credit Acceptance Corp.(a)	200	90,386
Cullen/Frost Bankers, Inc.	4,450	431,962
Customers Bancorp, Inc.(a)	300	5,493
CVB Financial Corp.	2,300	48,415
Diamond Hill Investment Group, Inc.	100	14,000
Dime Community Bancshares, Inc.	400	7,492
Discover Financial Services	5,500	391,380
Donnelley Financial Solutions, Inc.(a)	400	5,952
Dynex Capital, Inc.	600	3,654
E*TRADE Financial Corp.	4,500	208,935
Eagle Bancorp, Inc.(a)	800	40,160
East West Bancorp, Inc.	2,700	129,519
Eaton Vance Corp.	2,200	88,682
eHealth, Inc.(a)	200	12,468

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   13

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Employers Holdings, Inc.	400	$16,044
Encore Capital Group, Inc.(a)	300	8,169
Enova International, Inc.(a)	400	9,128
Enstar Group Ltd.(a)	200	34,800
Enterprise Bancorp, Inc.	100	2,873
Enterprise Financial Services Corp.	300	12,231
Equity Bancshares, Inc., Class A(a)	100	2,880
Erie Indemnity Co., Class A	500	89,260
Essent Group Ltd.(a)	1,600	69,520
Evans Bancorp, Inc.	100	3,565
Evercore, Inc., Class A	700	63,700
Everest Re Group Ltd.	5,056	1,091,894
Exantas Capital Corp.	300	3,189
EZCORP, Inc., Class A(a)	600	5,592
FactSet Research Systems, Inc.	700	173,789
Farmers & Merchants Bancorp, Inc.	100	3,010
Farmers National Banc Corp.	300	4,137
FB Financial Corp.	100	3,176
FBL Financial Group, Inc., Class A	100	6,272
Federal Agricultural Mortgage Corp., Class C	100	7,243
Federated Investors, Inc., Class B	1,900	55,689
FGL Holdings	2,000	15,740
Fidelity National Financial, Inc.	5,000	182,750
Fidelity Southern Corp.	300	8,217
Fifth Third Bancorp	12,810	323,068
Financial Institutions, Inc.	200	5,436
First American Financial Corp.	2,100	108,150
First BanCorp	4,400	50,424
First Bancorp	300	10,428
First Bancshares, Inc. (The)	100	3,090
First Busey Corp.	500	12,200
First Citizens BancShares, Inc., Class A	160	65,152
First Commonwealth Financial Corp.	1,100	13,860
First Community Bancshares, Inc.	200	6,628
First Defiance Financial Corp.	200	5,748
First Financial Bancorp	1,800	43,308
First Financial Bankshares, Inc.	1,100	63,558
First Financial Corp.	100	4,200
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
First Foundation, Inc.	300	$4,071
First Hawaiian, Inc.	2,600	67,730
First Horizon National Corp.	6,200	86,676
First Internet Bancorp	100	1,933
First Interstate BancSystem, Inc., Class A	800	31,856
First Merchants Corp.	900	33,165
First Mid-Illinois Bancshares, Inc.	100	3,332
First Midwest Bancorp, Inc.	2,300	47,058
First of Long Island Corp. (The)	300	6,579
First Republic Bank	3,000	301,380
FirstCash, Inc.	700	60,550
Flagstar Bancorp, Inc.	800	26,336
Flushing Financial Corp.	300	6,579
FNB Corp.	5,400	57,240
Focus Financial Partners, Inc., Class A(a)	600	21,384
Franklin Financial Network, Inc.	100	2,901
Franklin Resources, Inc.	5,700	188,898
Fulton Financial Corp.	3,300	51,084
GAIN Capital Holdings, Inc.	400	2,512
Genworth Financial, Inc., Class A(a)	11,000	42,130
German American Bancorp, Inc.	200	5,880
Glacier Bancorp, Inc.	1,700	68,119
Global Indemnity Ltd.	100	3,038
Goldman Sachs Group, Inc. (The)	6,000	1,151,940
Granite Point Mortgage Trust, Inc.	500	9,285
Great Southern Bancorp, Inc.	100	5,190
Great Western Bancorp, Inc.	1,300	41,067
Green Dot Corp., Class A(a)	800	48,520
Greenhill & Co., Inc.	300	6,453
Greenlight Capital Re Ltd., Class A(a)	300	3,261
Guaranty Bancshares, Inc.	100	2,922
Hamilton Lane, Inc., Class A	200	8,716
Hancock Whitney Corp.	1,500	60,600
Hanmi Financial Corp.	400	8,508
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	15,384
Hanover Insurance Group, Inc. (The)	700	79,919
HarborOne Bancorp, Inc.(a)	200	3,440

See Notes to Financial Statements.
14   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Hartford Financial Services Group, Inc. (The)	6,600	$328,152
HCI Group, Inc.	100	4,273
Health Insurance Innovations, Inc., Class A(a)	100	2,682
Heartland Financial USA, Inc.	700	29,855
Heritage Commerce Corp.	400	4,840
Heritage Financial Corp.	900	27,126
Heritage Insurance Holdings, Inc.	200	2,920
Hilltop Holdings, Inc.	800	14,600
Home Bancorp, Inc.	100	3,325
Home BancShares, Inc.	3,000	52,710
HomeStreet, Inc.(a)	300	7,905
HomeTrust Bancshares, Inc.	200	5,040
Hope Bancorp, Inc.	2,800	36,624
Horace Mann Educators Corp.	500	17,605
Horizon Bancorp, Inc.	450	7,241
Houlihan Lokey, Inc.	800	36,680
Huntington Bancshares, Inc.	19,600	248,528
IBERIABANK Corp.	900	64,539
Independence Holding Co.	100	3,525
Independent Bank Corp.	600	48,606
Independent Bank Corp.	200	4,300
Independent Bank Group, Inc.	735	37,698
Interactive Brokers Group, Inc., Class A	1,500	77,820
Intercontinental Exchange, Inc.	9,600	730,944
International Bancshares Corp.	1,100	41,833
INTL. FCStone, Inc.(a)	200	7,752
Invesco Ltd.	7,700	148,687
Invesco Mortgage Capital, Inc.	2,500	39,500
Investors Bancorp, Inc.	4,900	58,065
James River Group Holdings Ltd.	300	12,024
Jefferies Financial Group, Inc.	5,600	105,224
JPMorgan Chase & Co.	57,200	5,790,356
Kearny Financial Corp.	1,200	15,444
Kemper Corp.	923	70,277
KeyCorp	16,700	263,025
Kinsale Capital Group, Inc.	500	34,285
KKR Real Estate Finance Trust, Inc.	200	4,004
Ladder Capital Corp.	2,107	35,861
Ladenburg Thalmann Financial Services, Inc.	1,200	3,396
Lakeland Bancorp, Inc.	500	7,465
Lakeland Financial Corp.	300	13,566
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Lazard Ltd., Class A	1,900	$68,666
LegacyTexas Financial Group, Inc.	1,100	41,129
Legg Mason, Inc.	1,800	49,266
LendingClub Corp.(a)	3,700	11,433
LendingTree, Inc.(a)	100	35,156
Lincoln National Corp.	3,800	223,060
Live Oak Bancshares, Inc.	300	4,383
Loews Corp.	5,200	249,236
LPL Financial Holdings, Inc.	1,600	111,440
M&T Bank Corp.	2,300	361,146
Macatawa Bank Corp.	300	2,982
Maiden Holdings Ltd.	800	594
Markel Corp.(a)	250	249,060
MarketAxess Holdings, Inc.	700	172,256
Marsh & McLennan Cos., Inc.	8,700	816,930
MBIA, Inc.(a)	1,000	9,520
Mercantile Bank Corp.	200	6,544
Mercury General Corp.	600	30,042
Meridian Bancorp, Inc.	500	7,845
Meta Financial Group, Inc.	300	5,904
MetLife, Inc.	63,849	2,718,052
MFA Financial, Inc.	7,000	50,890
MGIC Investment Corp.(a)	6,300	83,097
Midland States Bancorp, Inc.	200	4,812
MidWestOne Financial Group, Inc.	100	2,725
Moelis & Co., Class A	900	37,449
Moody’s Corp.	6,575	1,190,667
Morgan Stanley	20,700	873,540
Morningstar, Inc.	1,400	176,386
Mr. Cooper Group, Inc.(a)	2,102	20,158
MSCI, Inc.	1,400	278,376
MutualFirst Financial, Inc.	100	2,997
Nasdaq, Inc.	1,900	166,231
National Bank Holdings Corp., Class A	300	9,978
National Bankshares, Inc.	100	4,285
National Commerce Corp.(a)	100	3,921
National General Holdings Corp.	1,400	33,222
National Western Life Group, Inc., Class A	100	26,247
Navient Corp.	5,000	57,850
Navigators Group, Inc. (The)	500	34,935
NBT Bancorp, Inc.	1,100	39,611
Nelnet, Inc., Class A	200	11,014
New Residential Investment Corp.	140,800	2,380,928

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   15

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
New York Community Bancorp, Inc.	9,000	$104,130
New York Mortgage Trust, Inc.	1,300	7,917
Nicolet Bankshares, Inc.(a)	100	5,960
NMI Holdings, Inc., Class A(a)	1,700	43,979
Northern Trust Corp.	26,634	2,407,980
Northfield Bancorp, Inc.	500	6,950
Northrim BanCorp, Inc.	100	3,442
Northwest Bancshares, Inc.	2,100	35,637
Norwood Financial Corp.	100	3,084
OceanFirst Financial Corp.	500	12,030
Ocwen Financial Corp.(a)	1,200	2,184
OFG Bancorp	500	9,895
Old Line Bancshares, Inc.	100	2,493
Old National Bancorp	3,100	50,840
Old Republic International Corp.	4,800	100,416
Old Second Bancorp, Inc.	300	3,777
On Deck Capital, Inc.(a)	600	3,252
OneMain Holdings, Inc.	1,400	44,450
Opus Bank	200	3,960
Orchid Island Capital, Inc.	600	3,948
Origin Bancorp, Inc.	600	20,430
Oritani Financial Corp.	500	8,315
Pacific Premier Bancorp, Inc.	1,000	26,530
PacWest Bancorp	2,400	90,264
Park National Corp.	200	18,950
PCSB Financial Corp.	200	3,914
Peapack Gladstone Financial Corp.	200	5,244
Penns Woods Bancorp, Inc.	100	4,110
PennyMac Financial Services, Inc.	200	4,448
PennyMac Mortgage Investment Trust	700	14,497
People’s United Financial, Inc.	6,945	114,176
People’s Utah Bancorp	200	5,274
Peoples Bancorp of North Carolina, Inc.	100	2,660
Peoples Bancorp, Inc.	200	6,194
Peoples Financial Services Corp.	100	4,524
Pinnacle Financial Partners, Inc.	1,400	76,580
Piper Jaffray Cos.	200	14,566
PJT Partners, Inc., Class A	200	8,360
PNC Financial Services Group, Inc. (The)	7,800	956,748
Popular, Inc.	1,700	88,621
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
PRA Group, Inc.(a)	500	$13,405
Preferred Bank	200	8,994
Primerica, Inc.	900	109,935
Principal Financial Group, Inc.	4,500	225,855
ProAssurance Corp.	1,000	34,610
Progressive Corp. (The)	9,900	713,691
Prosperity Bancshares, Inc.	5,300	366,018
Provident Financial Services, Inc.	1,400	36,246
Prudential Financial, Inc.	7,000	643,160
QCR Holdings, Inc.	100	3,392
Radian Group, Inc.	4,100	85,034
Raymond James Financial, Inc.	2,000	160,820
Ready Capital Corp.	200	2,934
Redwood Trust, Inc.	900	14,535
Regional Management Corp.(a)	100	2,442
Regions Financial Corp.	18,800	266,020
Reinsurance Group of America, Inc.	18,343	2,604,339
RenaissanceRe Holdings Ltd.	700	100,450
Renasant Corp.	1,000	33,850
Republic Bancorp, Inc., Class A	100	4,472
Republic First Bancorp, Inc.(a)	600	3,150
RLI Corp.	800	57,400
S&P Global, Inc.	4,200	884,310
S&T Bancorp, Inc.	400	15,812
Safety Insurance Group, Inc.	200	17,428
Sandy Spring Bancorp, Inc.	400	12,512
Santander Consumer USA Holdings, Inc.	1,700	35,921
Seacoast Banking Corp. of Florida(a)	500	13,175
SEI Investments Co.	2,600	135,850
Selective Insurance Group, Inc.	1,100	69,608
ServisFirst Bancshares, Inc.	1,000	33,760
Sierra Bancorp	200	4,860
Signature Bank	800	102,456
Simmons First National Corp., Class A	1,300	31,824
SLM Corp.	9,200	91,172
South State Corp.	700	47,838
Southern First Bancshares, Inc.(a)	100	3,387
Southern Missouri Bancorp, Inc.	100	3,080

See Notes to Financial Statements.
16   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Southern National Bancorp of Virginia, Inc.	200	$2,930
Southside Bancshares, Inc.	300	9,969
Starwood Property Trust, Inc.	4,800	107,280
State Auto Financial Corp.	200	6,584
State Street Corp.	6,300	414,603
Sterling Bancorp	4,300	80,109
Stewart Information Services Corp.	200	8,538
Stifel Financial Corp.	1,400	73,864
Stock Yards Bancorp, Inc.	200	6,762
SunTrust Banks, Inc.	7,600	450,300
SVB Financial Group(a)	1,830	406,919
Synchrony Financial	12,100	385,990
Synovus Financial Corp.	3,133	107,650
T Rowe Price Group, Inc.	3,900	390,468
TCF Financial Corp.	2,700	55,863
TD Ameritrade Holding Corp.	5,200	259,948
Territorial Bancorp, Inc.	100	2,691
Texas Capital Bancshares, Inc.(a)	900	49,131
TFS Financial Corp.	600	9,882
Third Point Reinsurance Ltd.(a)	1,100	11,418
Timberland Bancorp, Inc.	100	2,798
Tompkins Financial Corp.	200	15,214
Torchmark Corp.	1,800	147,510
Towne Bank	1,600	39,600
TPG RE Finance Trust, Inc.	200	3,920
Travelers Cos., Inc. (The)	24,676	3,384,560
TriCo Bancshares	298	11,708
TriState Capital Holdings, Inc.(a)	300	6,129
Triumph Bancorp, Inc.(a)	200	5,878
Trupanion, Inc.(a)	300	9,822
TrustCo Bank Corp.	1,100	8,536
Trustmark Corp.	1,500	50,445
Two Harbors Investment Corp.	4,242	57,394
UMB Financial Corp.	20,434	1,308,593
Umpqua Holdings Corp.	4,400	72,600
Union Bankshares Corp.	1,550	50,112
United Bankshares, Inc.	1,700	61,608
United Community Banks, Inc.	1,100	27,423
United Community Financial Corp.	600	5,610
United Financial Bancorp, Inc.	600	8,610
United Fire Group, Inc.	200	8,742
United Insurance Holdings Corp.	200	3,180
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Universal Insurance Holdings, Inc.	400	$12,400
Univest Financial Corp.	300	7,338
Unum Group	67,494	2,283,322
US Bancorp	32,129	1,548,297
Valley National Bancorp	136,035	1,303,215
Veritex Holdings, Inc.	1,237	29,960
Virtu Financial, Inc., Class A	400	9,500
Virtus Investment Partners, Inc.	100	9,755
Voya Financial, Inc.	3,000	149,880
Waddell & Reed Financial, Inc., Class A	900	15,561
Walker & Dunlop, Inc.	600	30,546
Washington Federal, Inc.	1,800	52,002
Washington Trust Bancorp, Inc.	200	9,630
Waterstone Financial, Inc.	300	4,938
Webster Financial Corp.	1,900	96,273
Wells Fargo & Co.	71,300	3,445,216
WesBanco, Inc.	1,105	43,924
West Bancorp, Inc.	200	4,136
Westamerica Bancorp	600	37,080
Western Alliance Bancorp(a)	1,900	77,976
Western Asset Mortgage Capital Corp.	500	5,115
Western New England Bancorp, Inc.	300	2,769
Westwood Holdings Group, Inc.	100	3,527
White Mountains Insurance Group Ltd.	387	358,161
Willis Towers Watson PLC	2,200	386,430
Wintrust Financial Corp.	1,100	74,063
WisdomTree Investments, Inc.	1,300	9,178
World Acceptance Corp.(a)	100	11,713
WR Berkley Corp.	1,500	127,080
WSFS Financial Corp.	941	36,323
Zions Bancorp NA	3,600	163,476
Total Financials		94,327,336
HEALTH CARE – 14.6%
Abbott Laboratories	29,500	2,358,230
AbbVie, Inc.	48,800	3,932,792
Abeona Therapeutics, Inc.(a)	300	2,208
ABIOMED, Inc.(a)	770	219,904
Acadia Healthcare Co., Inc.(a)	1,500	43,965
ACADIA Pharmaceuticals, Inc.(a)	2,300	61,755
Accelerate Diagnostics, Inc.(a)	300	6,306

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   17

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Acceleron Pharma, Inc.(a)	800	$37,256
Accuray, Inc.(a)	1,000	4,770
Achaogen, Inc.(a)	400	183
Achillion Pharmaceuticals, Inc.(a)	1,600	4,736
Aclaris Therapeutics, Inc.(a)	300	1,797
Acorda Therapeutics, Inc.(a)	500	6,645
Adamas Pharmaceuticals, Inc.(a)	200	1,422
Addus HomeCare Corp.(a)	100	6,359
Aduro Biotech, Inc.(a)	500	1,990
Aerie Pharmaceuticals, Inc.(a)	900	42,750
Agenus, Inc.(a)	900	2,673
Agilent Technologies, Inc.	5,400	434,052
Agios Pharmaceuticals, Inc.(a)	900	60,696
Aimmune Therapeutics, Inc.(a)	400	8,940
Akcea Therapeutics, Inc.(a)	200	5,666
Akebia Therapeutics, Inc.(a)	874	7,158
Akorn, Inc.(a)	1,000	3,520
Alder Biopharmaceuticals, Inc.(a)	700	9,555
Alexion Pharmaceuticals, Inc.(a)	3,600	486,648
Align Technology, Inc.(a)	1,300	369,629
Alkermes PLC(a)	3,000	109,470
Allergan PLC	5,800	849,178
Allogene Therapeutics, Inc.(a)	600	17,346
Allscripts Healthcare Solutions, Inc.(a)	3,700	35,298
Alnylam Pharmaceuticals, Inc.(a)	1,700	158,865
AMAG Pharmaceuticals, Inc.(a)	400	5,152
Amedisys, Inc.(a)	500	61,630
AmerisourceBergen Corp.	2,900	230,608
Amgen, Inc.	10,900	2,070,782
Amicus Therapeutics, Inc.(a)	3,300	44,880
AMN Healthcare Services, Inc.(a)	900	42,381
Amneal Pharmaceuticals, Inc.(a)	1,900	26,923
Amphastar Pharmaceuticals, Inc.(a)	400	8,172
AnaptysBio, Inc.(a)	500	36,525
AngioDynamics, Inc.(a)	400	9,144
ANI Pharmaceuticals, Inc.(a)	100	7,054
Anika Therapeutics, Inc.(a)	200	6,048
Antares Pharma, Inc.(a)	1,600	4,848
Anthem, Inc.	4,480	1,285,670
Apellis Pharmaceuticals, Inc.(a)	500	9,750
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Arena Pharmaceuticals, Inc.(a)	1,100	$49,313
Array BioPharma, Inc.(a)	3,700	90,206
Arrowhead Pharmaceuticals, Inc.(a)	1,200	22,020
Assembly Biosciences, Inc.(a)	200	3,938
Assertio Therapeutics, Inc.(a)	700	3,549
Atara Biotherapeutics, Inc.(a)	900	35,775
Athenex, Inc.(a)	600	7,350
AtriCure, Inc.(a)	400	10,716
Atrion Corp.	30	26,360
Audentes Therapeutics, Inc.(a)	700	27,314
Avanos Medical, Inc.(a)	900	38,412
Axogen, Inc.(a)	300	6,318
Baxter International, Inc.	20,219	1,644,007
Becton Dickinson and Co.	7,050	1,760,596
Bio-Rad Laboratories, Inc., Class A(a)	400	122,272
Bio-Techne Corp.	3,250	645,288
BioCryst Pharmaceuticals, Inc.(a)	1,100	8,954
Biogen, Inc.(a)	3,370	796,601
Biohaven Pharmaceutical Holding Co., Ltd.(a)	400	20,588
BioMarin Pharmaceutical, Inc.(a)	2,900	257,607
BioScrip, Inc.(a)	1,300	2,600
BioSpecifics Technologies Corp.(a)	100	6,233
BioTelemetry, Inc.(a)	700	43,834
Bluebird Bio, Inc.(a)	1,000	157,330
Blueprint Medicines Corp.(a)	900	72,045
Boston Scientific Corp.(a)	23,500	901,930
Bristol-Myers Squibb Co.	28,100	1,340,651
Brookdale Senior Living, Inc.(a)	2,100	13,818
Bruker Corp.	1,800	69,192
Cambrex Corp.(a)	400	15,540
Cantel Medical Corp.	4,470	298,998
Capital Senior Living Corp.(a)	300	1,197
Cara Therapeutics, Inc.(a)	300	5,886
Cardinal Health, Inc.	5,300	255,195
Cardiovascular Systems, Inc.(a)	400	15,464
CareDx, Inc.(a)	1,100	34,672
Catalent, Inc.(a)	10,900	442,431
Catalyst Pharmaceuticals, Inc.(a)	1,000	5,100
Celgene Corp.(a)	12,000	1,132,080
Centene Corp.(a)	6,800	361,080
Cerner Corp.(a)	37,254	2,131,301

See Notes to Financial Statements.
18   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Cerus Corp.(a)	1,500	$9,345
Charles River Laboratories International, Inc.(a)	900	130,725
Chemed Corp.	300	96,021
ChemoCentryx, Inc.(a)	300	4,167
Cigna Corp.	6,339	1,019,438
Clovis Oncology, Inc.(a)	1,300	32,266
Codexis, Inc.(a)	500	10,265
Coherus Biosciences, Inc.(a)	500	6,820
Collegium Pharmaceutical, Inc.(a)	300	4,542
Community Health Systems, Inc.(a)	1,100	4,103
Computer Programs & Systems, Inc.	100	2,969
Concert Pharmaceuticals, Inc.(a)	200	2,414
CONMED Corp.	600	49,908
Cooper Cos., Inc. (The)	2,300	681,191
Corbus Pharmaceuticals Holdings, Inc.(a)	600	4,170
Corcept Therapeutics, Inc.(a)	1,000	11,740
CorVel Corp.(a)	100	6,524
Covetrus, Inc.(a)	1,225	39,016
Cross Country Healthcare, Inc.(a)	400	2,812
CryoLife, Inc.(a)	400	11,668
Cutera, Inc.(a)	200	3,532
CVS Health Corp.	21,989	1,185,867
Cymabay Therapeutics, Inc.(a)	800	10,624
Cytokinetics, Inc.(a)	500	4,045
CytomX Therapeutics, Inc.(a)	300	3,225
Danaher Corp.	10,800	1,425,816
DaVita, Inc.(a)	2,600	141,154
Denali Therapeutics, Inc.(a)	1,300	30,186
DENTSPLY SIRONA, Inc.	81,561	4,044,610
Dermira, Inc.(a)	400	5,420
DexCom, Inc.(a)	1,600	190,560
Dicerna Pharmaceuticals, Inc.(a)	1,500	21,975
Diplomat Pharmacy, Inc.(a)	600	3,486
Dynavax Technologies Corp.(a)	700	5,117
Eagle Pharmaceuticals, Inc.(a)	100	5,049
Editas Medicine, Inc.(a)	1,300	31,785
Edwards Lifesciences Corp.(a)	6,065	1,160,416
Elanco Animal Health, Inc.(a)	5,360	171,895
Eli Lilly & Co.	15,233	1,976,634
Emergent BioSolutions, Inc.(a)	900	45,468
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Enanta Pharmaceuticals, Inc.(a)	400	$38,208
Encompass Health Corp.	1,900	110,960
Endo International PLC(a)	4,200	33,726
Endologix, Inc.(a)	90	595
Ensign Group, Inc. (The)	1,100	56,309
Enzo Biochem, Inc.(a)	500	1,365
Epizyme, Inc.(a)	600	7,434
Esperion Therapeutics, Inc.(a)	200	8,030
Evolent Health, Inc., Class A(a)	700	8,806
Exact Sciences Corp.(a)	2,200	190,564
Exelixis, Inc.(a)	5,500	130,900
Fate Therapeutics, Inc.(a)	600	10,542
FibroGen, Inc.(a)	1,600	86,960
Five Prime Therapeutics, Inc.(a)	400	5,360
Flexion Therapeutics, Inc.(a)	400	4,992
G1 Therapeutics, Inc.(a)	200	3,320
GenMark Diagnostics, Inc.(a)	600	4,254
Genomic Health, Inc.(a)	500	35,025
Geron Corp.(a)	1,700	2,822
Gilead Sciences, Inc.	21,900	1,423,719
Glaukos Corp.(a)	700	54,859
Global Blood Therapeutics, Inc.(a)	1,000	52,930
Globus Medical, Inc., Class A(a)	13,822	682,945
Guardant Health, Inc.(a)	100	7,670
Haemonetics Corp.(a)	1,000	87,480
Halozyme Therapeutics, Inc.(a)	2,800	45,080
HCA Healthcare, Inc.	4,600	599,748
HealthEquity, Inc.(a)	900	66,582
HealthStream, Inc.(a)	300	8,418
Henry Schein, Inc.(a)	5,050	303,556
Heron Therapeutics, Inc.(a)	1,200	29,328
Heska Corp.(a)	100	8,512
Hill-Rom Holdings, Inc.	1,300	137,618
HMS Holdings Corp.(a)	1,800	53,298
Hologic, Inc.(a)	4,300	208,120
Horizon Pharma PLC(a)	3,100	81,933
Humana, Inc.	2,330	619,780
ICU Medical, Inc.(a)	1,547	370,244
Idera Pharmaceuticals, Inc.(a)	200	510
IDEXX Laboratories, Inc.(a)	1,400	313,040
Illumina, Inc.(a)	2,480	770,511
ImmunoGen, Inc.(a)	3,600	9,756
Immunomedics, Inc.(a)	3,000	57,630
Incyte Corp.(a)	2,900	249,429
Innoviva, Inc.(a)	900	12,627

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   19

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Inogen, Inc.(a)	300	$28,611
Inovalon Holdings, Inc., Class A(a)	700	8,701
Inovio Pharmaceuticals, Inc.(a)	900	3,357
Insmed, Inc.(a)	1,700	49,419
Inspire Medical Systems, Inc.(a)	500	28,390
Insulet Corp.(a)	1,100	104,599
Integer Holdings Corp.(a)	700	52,794
Integra LifeSciences Holdings Corp.(a)	12,200	679,784
Intellia Therapeutics, Inc.(a)	200	3,416
Intercept Pharmaceuticals, Inc.(a)	400	44,744
Intersect ENT, Inc.(a)	300	9,645
Intra-Cellular Therapies, Inc.(a)	500	6,090
Intrexon Corp.(a)	700	3,682
Intuitive Surgical, Inc.(a)	1,910	1,089,808
Invacare Corp.	400	3,348
Invitae Corp.(a)	1,600	37,472
Ionis Pharmaceuticals, Inc.(a)	2,300	186,691
Iovance Biotherapeutics, Inc.(a)	2,600	24,726
IQVIA Holdings, Inc.(a)	2,900	417,165
iRhythm Technologies, Inc.(a)	500	37,480
Ironwood Pharmaceuticals, Inc.(a)	2,600	35,178
Jazz Pharmaceuticals PLC(a)	1,100	157,245
Johnson & Johnson	59,691	8,344,205
Jounce Therapeutics, Inc.(a)	200	1,240
Kala Pharmaceuticals, Inc.(a)	200	1,654
Karyopharm Therapeutics, Inc.(a)	400	2,336
Kindred Biosciences, Inc.(a)	300	2,751
Kura Oncology, Inc.(a)	200	3,318
La Jolla Pharmaceutical Co.(a)	200	1,286
Laboratory Corp. of America Holdings(a)	4,200	642,516
Lannett Co., Inc.(a)	300	2,361
Lantheus Holdings, Inc.(a)	300	7,344
LeMaitre Vascular, Inc.	200	6,200
Lexicon Pharmaceuticals, Inc.(a)	500	2,780
LHC Group, Inc.(a)	600	66,516
Ligand Pharmaceuticals, Inc.(a)	500	62,855
LivaNova PLC(a)	900	87,525
Luminex Corp.	500	11,505
MacroGenics, Inc.(a)	400	7,192
Madrigal Pharmaceuticals, Inc.(a)	100	12,526
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Magellan Health, Inc.(a)	300	$19,776
Mallinckrodt PLC(a)	1,100	23,914
Masimo Corp.(a)	2,600	359,528
McKesson Corp.	3,200	374,592
Medicines Co. (The)(a)	1,500	41,925
MediciNova, Inc.(a)	400	3,312
Medidata Solutions, Inc.(a)	5,500	402,820
MEDNAX, Inc.(a)	1,600	43,472
Medpace Holdings, Inc.(a)	600	35,382
Medtronic PLC	26,651	2,427,373
Merck & Co., Inc.	44,900	3,734,333
Meridian Bioscience, Inc.	500	8,805
Merit Medical Systems, Inc.(a)	1,000	61,830
Mettler-Toledo International, Inc.(a)	370	267,510
Mirati Therapeutics, Inc.(a)	300	21,990
Molina Healthcare, Inc.(a)	1,100	156,156
Momenta Pharmaceuticals, Inc.(a)	900	13,077
Mylan N.V.(a)	9,500	269,230
MyoKardia, Inc.(a)	400	20,796
Myriad Genetics, Inc.(a)	1,200	39,840
NanoString Technologies, Inc.(a)	800	19,144
Natera, Inc.(a)	400	8,248
National HealthCare Corp.	100	7,588
National Research Corp.	100	3,860
Natus Medical, Inc.(a)	300	7,614
Nektar Therapeutics(a)	3,000	100,800
Neogen Corp.(a)	800	45,912
NeoGenomics, Inc.(a)	600	12,276
Neurocrine Biosciences, Inc.(a)	1,700	149,770
Nevro Corp.(a)	700	43,757
NextGen Healthcare, Inc.(a)	600	10,098
Novavax, Inc.(a)	3,600	1,983
Novocure Ltd.(a)	1,300	62,621
NuVasive, Inc.(a)	4,850	275,432
Omeros Corp.(a)	500	8,685
Omnicell, Inc.(a)	800	64,672
OPKO Health, Inc.(a)	3,800	9,918
OraSure Technologies, Inc.(a)	600	6,690
Orthofix Medical, Inc.(a)	200	11,282
Owens & Minor, Inc.	700	2,870
Oxford Immunotec Global PLC(a)	300	5,169
Pacific Biosciences of California, Inc.(a)	1,300	9,399
Pacira Pharmaceuticals, Inc.(a)	500	19,030

See Notes to Financial Statements.
20   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Paratek Pharmaceuticals, Inc.(a)	300	$1,608
Patterson Cos., Inc.	1,700	37,145
PDL BioPharma, Inc.(a)	1,700	6,324
Penumbra, Inc.(a)	600	88,206
PerkinElmer, Inc.	2,100	202,356
Perrigo Co. PLC	2,500	120,400
Pfizer, Inc.	99,000	4,204,530
Phibro Animal Health Corp., Class A	200	6,600
Portola Pharmaceuticals, Inc.(a)	1,400	48,580
PRA Health Sciences, Inc.(a)	1,100	121,319
Premier, Inc., Class A(a)	1,100	37,939
Prestige Consumer Healthcare, Inc.(a)	600	17,946
Progenics Pharmaceuticals, Inc.(a)	800	3,712
Prothena Corp. PLC(a)	400	4,852
Providence Service Corp. (The)(a)	100	6,662
PTC Therapeutics, Inc.(a)	1,100	41,404
Puma Biotechnology, Inc.(a)	300	11,637
QIAGEN N.V.(a)	4,200	170,856
Quest Diagnostics, Inc.	2,500	224,800
Quidel Corp.(a)	500	32,735
R1 RCM, Inc.(a)	1,100	10,637
Radius Health, Inc.(a)	400	7,976
RadNet, Inc.(a)	400	4,956
Reata Pharmaceuticals, Inc., Class A(a)	400	34,188
Regeneron Pharmaceuticals, Inc.(a)	1,330	546,125
REGENXBIO, Inc.(a)	700	40,117
Repligen Corp.(a)	800	47,264
ResMed, Inc.	2,600	270,322
Retrophin, Inc.(a)	500	11,315
Revance Therapeutics, Inc.(a)	300	4,728
Rigel Pharmaceuticals, Inc.(a)	1,700	4,369
Sage Therapeutics, Inc.(a)	900	143,145
Sangamo Therapeutics, Inc.(a)	1,000	9,540
Sarepta Therapeutics, Inc.(a)	1,300	154,947
Seattle Genetics, Inc.(a)	2,100	153,804
Select Medical Holdings Corp.(a)	2,400	33,816
Sienna Biopharmaceuticals, Inc.(a)	200	464
Sientra, Inc.(a)	200	1,716
Smith & Nephew PLC, ADR	30,295	1,215,132
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Spark Therapeutics, Inc.(a)	700	$79,716
Spectrum Pharmaceuticals, Inc.(a)	2,000	21,380
STAAR Surgical Co.(a)	1,000	34,190
Stemline Therapeutics, Inc.(a)	300	3,855
STERIS PLC	1,600	204,848
Stryker Corp.	7,535	1,488,313
Supernus Pharmaceuticals, Inc.(a)	1,100	38,544
Surgery Partners, Inc.(a)	200	2,256
Surmodics, Inc.(a)	100	4,348
Syneos Health, Inc.(a)	1,100	56,936
Tabula Rasa HealthCare, Inc.(a)	400	22,568
Tactile Systems Technology, Inc.(a)	500	26,360
Tandem Diabetes Care, Inc.(a)	1,100	69,850
Teladoc, Inc.(a)	1,300	72,280
Teleflex, Inc.	780	235,685
Tenet Healthcare Corp.(a)	1,600	46,144
TG Therapeutics, Inc.(a)	600	4,824
TherapeuticsMD, Inc.(a)	1,900	9,253
Theravance Biopharma, Inc.(a)	500	11,335
Thermo Fisher Scientific, Inc.	14,665	4,014,104
Tivity Health, Inc.(a)	464	8,148
TransEnterix, Inc.(a)	4,900	11,662
Triple-S Management Corp., Class B(a)	300	6,846
Ultragenyx Pharmaceutical, Inc.(a)	1,200	83,232
United Therapeutics Corp.(a)	900	105,633
UnitedHealth Group, Inc.	26,200	6,478,212
Universal Health Services, Inc., Class B	5,998	802,352
US Physical Therapy, Inc.	300	31,509
Vanda Pharmaceuticals, Inc.(a)	500	9,200
Varex Imaging Corp.(a)	400	13,552
Varian Medical Systems, Inc.(a)	1,700	240,924
Veeva Systems, Inc., Class A(a)	6,450	818,247
Veracyte, Inc.(a)	1,100	27,522
Vericel Corp.(a)	1,400	24,514
Vertex Pharmaceuticals, Inc.(a)	4,300	790,985
Viking Therapeutics, Inc.(a)	1,500	14,910
Vocera Communications, Inc.(a)	300	9,489
Voyager Therapeutics, Inc.(a)	200	3,828
Waters Corp.(a)	4,300	1,082,353
WaVe Life Sciences Ltd.(a)	100	3,885
WellCare Health Plans, Inc.(a)	900	242,775

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   21

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
West Pharmaceutical Services, Inc.	3,400	$374,680
Wright Medical Group N.V.(a)	2,100	66,045
Xencor, Inc.(a)	900	27,954
Zimmer Biomet Holdings, Inc.	3,400	434,180
ZIOPHARM Oncology, Inc.(a)	1,500	5,775
Zoetis, Inc.	8,300	835,561
Zogenix, Inc.(a)	900	49,509
Total Health Care		94,242,930
INDUSTRIALS – 10.8%
3M Co.	15,563	3,233,680
AAON, Inc.	1,100	50,798
AAR Corp.	400	13,004
ABB Ltd., ADR	33,242	627,276
ABM Industries, Inc.	1,400	50,890
ACCO Brands Corp.	1,200	10,272
Actuant Corp., Class A	700	17,059
Acuity Brands, Inc.	700	84,007
ADT, Inc.	1,200	7,668
Advanced Disposal Services, Inc.(a)	1,600	44,800
Advanced Drainage Systems, Inc.	400	10,308
AECOM(a)	3,100	91,977
Aegion Corp.(a)	400	7,028
Aerojet Rocketdyne Holdings, Inc.(a)	1,500	53,295
Aerovironment, Inc.(a)	500	34,205
AGCO Corp.	1,200	83,460
Air Lease Corp.	1,600	54,960
Air Transport Services Group, Inc.(a)	700	16,135
Aircastle Ltd.	500	10,120
Alamo Group, Inc.	100	9,994
Alaska Air Group, Inc.	2,300	129,076
Albany International Corp., Class A	600	42,954
Allegiant Travel Co.	200	25,894
Allegion PLC	1,800	163,278
Allied Motion Technologies, Inc.	100	3,438
Allison Transmission Holdings, Inc.	2,200	98,824
Altra Industrial Motion Corp.	1,145	35,552
AMERCO	160	59,442
American Airlines Group, Inc.	7,700	244,552
American Woodmark Corp.(a)	200	16,526
AMETEK, Inc.	10,200	846,294
AO Smith Corp.	2,200	117,304
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Apogee Enterprises, Inc.	300	$11,247
Applied Industrial Technologies, Inc.	700	41,629
ArcBest Corp.	300	9,237
Arconic, Inc.	8,200	156,702
Arcosa, Inc.	733	22,393
Argan, Inc.	200	9,990
Armstrong World Industries, Inc.	800	63,536
ASGN, Inc.(a)	900	57,141
Astec Industries, Inc.	200	7,552
Astronics Corp.(a)	230	7,526
Atkore International Group, Inc.(a)	400	8,612
Atlas Air Worldwide Holdings, Inc.(a)	300	15,168
Avis Budget Group, Inc.(a)	1,400	48,804
Axon Enterprise, Inc.(a)	900	48,969
AZZ, Inc.	300	12,279
Babcock & Wilcox Enterprises, Inc.(a)	1,900	781
Barnes Group, Inc.	1,000	51,410
Barrett Business Services, Inc.	100	7,733
Beacon Roofing Supply, Inc.(a)	1,400	45,024
BMC Stock Holdings, Inc.(a)	700	12,369
Boeing Co. (The)	9,280	3,539,577
Brady Corp., Class A	1,000	46,410
Briggs & Stratton Corp.	500	5,915
Brink’s Co. (The)	800	60,328
Builders FirstSource, Inc.(a)	3,000	40,020
BWX Technologies, Inc.	1,900	94,202
Caesarstone Ltd.	300	4,683
CAI International, Inc.(a)	200	4,640
Carlisle Cos., Inc.	1,100	134,882
Casella Waste Systems, Inc., Class A(a)	900	32,004
Caterpillar, Inc.	9,800	1,327,802
CBIZ, Inc.(a)	600	12,144
CH Robinson Worldwide, Inc.	2,400	208,776
Chart Industries, Inc.(a)	600	54,312
Cimpress N.V.(a)	300	24,039
Cintas Corp.	1,400	282,954
CIRCOR International, Inc.(a)	200	6,520
Clean Harbors, Inc.(a)	1,000	71,530
Colfax Corp.(a)	1,700	50,456
Columbus McKinnon Corp.	300	10,305
Comfort Systems USA, Inc.	900	47,151
Continental Building Products, Inc.(a)	400	9,916

See Notes to Financial Statements.
22   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Copa Holdings S.A., Class A	700	$56,427
Copart, Inc.(a)	3,600	218,124
Costamare, Inc.	600	3,120
CoStar Group, Inc.(a)	660	307,837
Covanta Holding Corp.	2,800	48,468
Covenant Transportation Group, Inc., Class A(a)	100	1,898
CRA International, Inc.	100	5,054
Crane Co.	900	76,158
CSW Industrials, Inc.(a)	200	11,458
CSX Corp.	13,300	995,106
Cubic Corp.	300	16,872
Cummins, Inc.	2,700	426,249
Curtiss-Wright Corp.	900	102,006
Daseke, Inc.(a)	400	2,036
Deere & Co.	5,500	879,120
Delta Air Lines, Inc.	10,800	557,820
Deluxe Corp.	800	34,976
DMC Global, Inc.	200	9,928
Donaldson Co., Inc.	2,200	110,132
Douglas Dynamics, Inc.	300	11,421
Dover Corp.	2,600	243,880
Ducommun, Inc.(a)	100	4,352
DXP Enterprises, Inc.(a)	200	7,784
Dycom Industries, Inc.(a)	400	18,376
Eastern Co. (The)	100	2,752
Eaton Corp. PLC	7,400	596,144
Echo Global Logistics, Inc.(a)	300	7,434
EMCOR Group, Inc.	1,100	80,388
Emerson Electric Co.	10,400	712,088
Encore Wire Corp.	200	11,444
Energous Corp.(a)	200	1,268
Energy Recovery, Inc.(a)	400	3,492
EnerSys	800	52,128
Ennis, Inc.	300	6,228
Enphase Energy, Inc.(a)	2,500	23,075
EnPro Industries, Inc.	500	32,225
Equifax, Inc.	2,000	237,000
ESCO Technologies, Inc.	600	40,218
Evoqua Water Technologies Corp.(a)	1,700	21,386
Expeditors International of Washington, Inc.	3,100	235,290
Exponent, Inc.	1,000	57,720
Fastenal Co.	5,300	340,843
Federal Signal Corp.	700	18,193
FedEx Corp.	4,200	761,922
Flowserve Corp.	2,400	108,336
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Fluor Corp.	2,600	$95,680
Forrester Research, Inc.	100	4,835
Fortive Corp.	12,139	1,018,341
Fortune Brands Home & Security, Inc.	2,500	119,025
Forward Air Corp.	600	38,838
Franklin Electric Co., Inc.	1,000	51,090
FTI Consulting, Inc.(a)	700	53,774
Gardner Denver Holdings, Inc.(a)	2,800	77,868
Gates Industrial Corp. PLC(a)	20,300	291,102
GATX Corp.	800	61,096
Generac Holdings, Inc.(a)	1,100	56,353
General Dynamics Corp.	14,910	2,523,965
General Electric Co.	148,100	1,479,519
Genesee & Wyoming, Inc., Class A(a)	1,000	87,140
Gibraltar Industries, Inc.(a)	400	16,244
Global Brass & Copper Holdings, Inc.	200	6,888
GMS, Inc.(a)	400	6,048
Gorman-Rupp Co. (The)	200	6,788
Graco, Inc.	15,728	778,850
GrafTech International Ltd.	500	6,395
Granite Construction, Inc.	954	41,165
Great Lakes Dredge & Dock Corp.(a)	700	6,237
Greenbrier Cos., Inc. (The)	700	22,561
Griffon Corp.	300	5,544
H&E Equipment Services, Inc.	400	10,044
Harris Corp.	2,000	319,420
Harsco Corp.(a)	1,900	38,304
Hawaiian Holdings, Inc.	600	15,750
HC2 Holdings, Inc.(a)	500	1,225
HD Supply Holdings, Inc.(a)	3,500	151,725
Healthcare Services Group, Inc.	1,100	36,289
Heartland Express, Inc.	500	9,640
HEICO Corp.	800	75,896
HEICO Corp., Class A	1,550	130,293
Heidrick & Struggles International, Inc.	200	7,666
Herc Holdings, Inc.(a)	300	11,694
Heritage-Crystal Clean, Inc.(a)	200	5,490
Herman Miller, Inc.	1,300	45,734
Hertz Global Holdings, Inc.(a)	600	10,422
Hexcel Corp.	1,500	103,740
Hillenbrand, Inc.	1,300	53,989
HNI Corp.	1,000	36,290

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   23

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Honeywell International, Inc.	12,500	$1,986,500
Hub Group, Inc., Class A(a)	400	16,340
Hubbell, Inc.	1,100	129,778
Huntington Ingalls Industries, Inc.	800	165,760
Hurco Cos., Inc.	100	4,033
Huron Consulting Group, Inc.(a)	300	14,166
Hyster-Yale Materials Handling, Inc.	100	6,236
ICF International, Inc.	200	15,216
IDEX Corp.	4,400	667,656
IHS Markit Ltd.(a)	7,000	380,660
Illinois Tool Works, Inc.	5,600	803,768
Ingersoll-Rand PLC	4,100	442,595
InnerWorkings, Inc.(a)	500	1,810
Insperity, Inc.	700	86,562
Insteel Industries, Inc.	200	4,184
Interface, Inc.	700	10,724
ITT, Inc.	1,700	98,600
Jacobs Engineering Group, Inc.	2,400	180,456
JB Hunt Transport Services, Inc.	1,700	172,193
JELD-WEN Holding, Inc.(a)	800	14,128
JetBlue Airways Corp.(a)	5,900	96,524
John Bean Technologies Corp.	700	64,323
Johnson Controls International PLC	15,400	568,876
Kadant, Inc.	100	8,796
Kaman Corp.	600	35,064
Kansas City Southern	1,800	208,764
KAR Auction Services, Inc.	2,600	133,406
KBR, Inc.	2,700	51,543
Kelly Services, Inc., Class A	300	6,618
Kennametal, Inc.	1,500	55,125
KeyW Holding Corp. (The)(a)	600	5,172
Kforce, Inc.	300	10,536
Kimball International, Inc., Class B	400	5,656
Kirby Corp.(a)	1,100	82,621
Knight-Swift Transportation Holdings, Inc.	59,600	1,947,728
Knoll, Inc.	600	11,346
Korn Ferry	1,000	44,780
Kratos Defense & Security Solutions, Inc.(a)	2,300	35,949
L3 Technologies, Inc.	1,400	288,918
Landstar System, Inc.	700	76,573
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Lennox International, Inc.	600	$158,640
Lincoln Electric Holdings, Inc.	1,200	100,644
Lindsay Corp.	9,705	939,347
Lockheed Martin Corp.	4,210	1,263,674
LSC Communications, Inc.	400	2,612
Lydall, Inc.(a)	200	4,692
Macquarie Infrastructure Corp.	1,500	61,830
Manitowoc Co., Inc. (The)(a)	400	6,564
ManpowerGroup, Inc.	1,100	90,959
Marten Transport Ltd.	400	7,132
Masco Corp.	5,500	216,205
Masonite International Corp.(a)	300	14,967
MasTec, Inc.(a)	1,200	57,720
Matson, Inc.	500	18,045
Matthews International Corp., Class A	400	14,780
Maxar Technologies, Inc.	800	3,216
McGrath RentCorp	300	16,971
Mercury Systems, Inc.(a)	1,000	64,080
Meritor, Inc.(a)	2,000	40,700
Middleby Corp. (The)(a)	1,000	130,030
Milacron Holdings Corp.(a)	800	9,056
Mistras Group, Inc.(a)	200	2,762
Mobile Mini, Inc.	1,000	33,940
Moog, Inc., Class A	600	52,170
MRC Global, Inc.(a)	1,000	17,480
MSA Safety, Inc.	600	62,040
MSC Industrial Direct Co., Inc., Class A	800	66,168
Mueller Industries, Inc.	1,300	40,742
Mueller Water Products, Inc., Class A	3,500	35,140
Multi-Color Corp.	200	9,978
MYR Group, Inc.(a)	200	6,926
National Presto Industries, Inc.	100	10,855
Navigant Consulting, Inc.	500	9,735
Navistar International Corp.(a)	1,100	35,530
NCI Building Systems, Inc.(a)	500	3,080
Nielsen Holdings PLC	5,700	134,919
NN, Inc.	300	2,247
Nordson Corp.	5,700	755,364
Norfolk Southern Corp.	4,600	859,694
Northrop Grumman Corp.	2,690	725,224
NOW, Inc.(a)	2,400	33,504
NV5 Global, Inc.(a)	100	5,936
nVent Electric PLC	2,800	75,544
Old Dominion Freight Line, Inc.	1,200	173,268
Oshkosh Corp.	1,200	90,156

See Notes to Financial Statements.
24   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Owens Corning	1,800	$84,816
PACCAR, Inc.	5,700	388,398
Park-Ohio Holdings Corp.	100	3,238
Parker-Hannifin Corp.	2,200	377,564
Patrick Industries, Inc.(a)	300	13,596
Pentair PLC	2,700	120,177
PGT Innovations, Inc.(a)	600	8,310
Pitney Bowes, Inc.	2,100	14,427
Plug Power, Inc.(a)	2,600	6,240
Powell Industries, Inc.	100	2,655
Primoris Services Corp.	500	10,340
Proto Labs, Inc.(a)	600	63,084
Quad/Graphics, Inc.	400	4,760
Quanex Building Products Corp.	400	6,356
Quanta Services, Inc.	2,800	105,672
Raven Industries, Inc.	400	15,348
Raytheon Co.	11,850	2,157,648
RBC Bearings, Inc.(a)	400	50,868
Regal Beloit Corp.	800	65,496
Republic Services, Inc.	4,000	321,520
Resideo Technologies, Inc.(a)	1,916	36,960
Resources Connection, Inc.	300	4,962
REV Group, Inc.	300	3,285
Rexnord Corp.(a)	2,000	50,280
Ritchie Bros Auctioneers, Inc.	9,650	328,100
Robert Half International, Inc.	2,100	136,836
Rockwell Automation, Inc.	4,750	833,435
Rollins, Inc.	2,600	108,212
Roper Technologies, Inc.	11,775	4,026,697
RR Donnelley & Sons Co.	800	3,776
Rush Enterprises, Inc., Class A	700	29,267
Rush Enterprises, Inc., Class B	100	4,153
Ryder System, Inc.	1,000	61,990
Saia, Inc.(a)	600	36,660
Schneider Electric SE, ADR	19,675	307,914
Schneider National, Inc., Class B	500	10,525
Scorpio Bulkers, Inc.	700	2,688
Sensata Technologies Holding PLC(a)	3,100	139,562
Simpson Manufacturing Co., Inc.	17,119	1,014,643
SiteOne Landscape Supply, Inc.(a)	600	34,290
SkyWest, Inc.	1,000	54,290
Snap-on, Inc.	900	140,868
Southwest Airlines Co.	8,500	441,235
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
SP Plus Corp.(a)	200	$6,824
Spartan Motors, Inc.	400	3,532
Spirit AeroSystems Holdings, Inc., Class A	2,000	183,060
Spirit Airlines, Inc.(a)	1,300	68,718
SPX Corp.(a)	1,100	38,269
SPX FLOW, Inc.(a)	500	15,950
Standex International Corp.	400	29,360
Stanley Black & Decker, Inc.	2,500	340,425
Steelcase, Inc., Class A	1,000	14,550
Stericycle, Inc.(a)	6,750	367,335
Sterling Construction Co., Inc.(a)	300	3,756
Sun Hydraulics Corp.	800	37,208
Sunrun, Inc.(a)	2,200	30,932
Systemax, Inc.	100	2,264
Team, Inc.(a)	300	5,250
Teledyne Technologies, Inc.(a)	700	165,907
Tennant Co.	200	12,418
Terex Corp.	1,600	51,408
Tetra Tech, Inc.	1,000	59,590
Textainer Group Holdings Ltd.(a)	300	2,895
Textron, Inc.	4,500	227,970
Thermon Group Holdings, Inc.(a)	400	9,804
Timken Co. (The)	1,300	56,706
Titan International, Inc.	600	3,582
Titan Machinery, Inc.(a)	200	3,112
Toro Co. (The)	1,800	123,912
TransDigm Group, Inc.(a)	830	376,812
TransUnion	3,400	227,256
Trex Co., Inc.(a)	1,000	61,520
TriMas Corp.(a)	1,200	36,276
TriNet Group, Inc.(a)	1,000	59,740
Trinity Industries, Inc.	2,900	63,017
Triton International Ltd.	1,100	34,210
Triumph Group, Inc.	600	11,436
TrueBlue, Inc.(a)	500	11,820
Tutor Perini Corp.(a)	400	6,848
UniFirst Corp.	300	46,050
Union Pacific Corp.	12,500	2,090,000
United Continental Holdings, Inc.(a)	4,100	327,098
United Parcel Service, Inc., Class B	11,800	1,318,532
United Rentals, Inc.(a)	1,500	171,375
United Technologies Corp.	13,975	1,801,238
Univar, Inc.(a)	2,100	46,536

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   25

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Universal Forest Products, Inc.	1,300	$38,857
US Ecology, Inc.	300	16,794
USG Corp.	1,600	69,280
Valmont Industries, Inc.	400	52,040
Vectrus, Inc.(a)	100	2,659
Verisk Analytics, Inc.	6,800	904,400
Veritiv Corp.(a)	100	2,632
Viad Corp.	200	11,258
Vicor Corp.(a)	200	6,204
VSE Corp.	100	3,158
Wabash National Corp.	700	9,485
WABCO Holdings, Inc.(a)	14,809	1,952,270
Wabtec Corp.	2,540	187,249
WageWorks, Inc.(a)	500	18,880
Waste Management, Inc.	7,300	758,543
Watsco, Inc.	600	85,926
Watts Water Technologies, Inc., Class A	600	48,492
Welbilt, Inc.(a)	2,600	42,588
Werner Enterprises, Inc.	28,764	982,291
Wesco Aircraft Holdings, Inc.(a)	600	5,274
WESCO International, Inc.(a)	900	47,709
Woodward, Inc.	900	85,401
WW Grainger, Inc.	780	234,725
XPO Logistics, Inc.(a)	2,400	128,976
Xylem, Inc.	2,900	229,216
YRC Worldwide, Inc.(a)	400	2,676
Total Industrials		69,934,445
INFORMATION TECHNOLOGY – 23.0%
2U, Inc.(a)	1,100	77,935
3D Systems Corp.(a)	1,300	13,988
8x8, Inc.(a)	2,100	42,420
A10 Networks, Inc.(a)	600	4,254
Acacia Communications, Inc.(a)	800	45,880
Accenture PLC, Class A	14,771	2,599,991
ACI Worldwide, Inc.(a)	2,300	75,601
Activision Blizzard, Inc.	12,800	582,784
Adobe Systems, Inc.(a)	8,510	2,267,830
ADTRAN, Inc.	600	8,220
Advanced Energy Industries, Inc.(a)	500	24,840
Advanced Micro Devices, Inc.(a)	15,700	400,664
Akamai Technologies, Inc.(a)	5,900	423,089
Alarm.com Holdings, Inc.(a)	700	45,430
Alliance Data Systems Corp.	900	157,482
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Alpha & Omega Semiconductor Ltd.(a)	200	$2,302
Alphabet, Inc., Class A(a)	6,981	8,215,869
Alphabet, Inc., Class C(a)	5,310	6,230,276
Altair Engineering, Inc., Class A(a)	400	14,724
Alteryx, Inc., Class A(a)	700	58,709
Ambarella, Inc.(a)	400	17,280
Amdocs Ltd.	2,500	135,275
American Software, Inc., Class A	300	3,585
Amkor Technology, Inc.(a)	1,200	10,248
Amphenol Corp., Class A	27,454	2,592,756
Analog Devices, Inc.	6,300	663,201
Anaplan, Inc.(a)	500	19,680
Anixter International, Inc.(a)	600	33,666
ANSYS, Inc.(a)	2,900	529,859
Appfolio, Inc., Class A(a)	400	31,760
Apple, Inc.	82,210	15,615,789
Applied Materials, Inc.	62,338	2,472,325
Applied Optoelectronics, Inc.(a)	200	2,440
Arista Networks, Inc.(a)	1,000	314,460
Arlo Technologies, Inc.(a)	792	3,271
ARRIS International PLC(a)	3,200	101,152
Arrow Electronics, Inc.(a)	1,600	123,296
Aspen Technology, Inc.(a)	1,400	145,964
Atlassian Corp. PLC, Class A(a)	1,900	213,541
Autodesk, Inc.(a)	3,700	576,534
Automatic Data Processing, Inc.	7,500	1,198,050
Avaya Holdings Corp.(a)	1,500	25,245
Avnet, Inc.	2,000	86,740
AVX Corp.	500	8,670
Axcelis Technologies, Inc.(a)	400	8,048
Badger Meter, Inc.	700	38,948
Belden, Inc.	900	48,330
Benchmark Electronics, Inc.	600	15,750
Benefitfocus, Inc.(a)	500	24,760
Black Knight, Inc.(a)	2,700	147,150
Blackbaud, Inc.	5,250	418,583
Blackline, Inc.(a)	800	37,056
Blucora, Inc.(a)	500	16,690
Booz Allen Hamilton Holding Corp.	2,500	145,350
Bottomline Technologies DE, Inc.(a)	900	45,081
Box, Inc., Class A(a)	2,700	52,137
Brightcove, Inc.(a)	400	3,364
Broadcom, Inc.	6,950	2,089,934

See Notes to Financial Statements.
26   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Broadridge Financial Solutions, Inc.	2,200	$228,118
Brooks Automation, Inc.	1,600	46,928
Cabot Microelectronics Corp.	580	64,937
CACI International, Inc., Class A(a)	400	72,808
Cadence Design Systems, Inc.(a)	4,600	292,146
CalAmp Corp.(a)	400	5,032
Calix, Inc.(a)	500	3,850
Carbon Black, Inc.(a)	1,200	16,740
Carbonite, Inc.(a)	300	7,443
Cardtronics PLC, Class A(a)	500	17,790
Care.com, Inc.(a)	200	3,952
Cargurus, Inc.(a)	700	28,042
Cars.com, Inc.(a)	1,500	34,200
Cass Information Systems, Inc.	120	5,676
CDK Global, Inc.	2,300	135,286
CDW Corp.	2,700	260,199
Ceridian HCM Holding, Inc.(a)	900	46,170
CEVA, Inc.(a)	300	8,088
ChannelAdvisor Corp.(a)	300	3,654
Ciena Corp.(a)	2,500	93,350
Cirrus Logic, Inc.(a)	1,200	50,484
Cisco Systems, Inc.	78,300	4,227,417
Cision Ltd.(a)	1,300	17,901
Citrix Systems, Inc.	2,500	249,150
Cloudera, Inc.(a)	3,318	36,299
Cognex Corp.	3,100	157,666
Cognizant Technology Solutions Corp., Class A	9,800	710,010
Coherent, Inc.(a)	500	70,860
Cohu, Inc.	426	6,284
CommScope Holding Co., Inc.(a)	3,800	82,574
CommVault Systems, Inc.(a)	700	45,318
Comtech Telecommunications Corp.	300	6,966
Conduent, Inc.(a)	3,500	48,405
Control4 Corp.(a)	300	5,079
CoreLogic, Inc.(a)	1,800	67,068
Cornerstone OnDemand, Inc.(a)	1,000	54,780
Corning, Inc.	13,300	440,230
Coupa Software, Inc.(a)	1,000	90,980
Cray, Inc.(a)	500	13,025
Cree, Inc.(a)	2,000	114,440
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
CSG Systems International, Inc.	400	$16,920
CTS Corp.	400	11,748
Cypress Semiconductor Corp.	6,200	92,504
Daktronics, Inc.	400	2,980
Dell Technologies, Class C(a)	2,834	166,327
Diebold Nixdorf, Inc.(a)	900	9,963
Digi International, Inc.(a)	300	3,801
Digimarc Corp.(a)	100	3,138
Diodes, Inc.(a)	900	31,230
DocuSign, Inc.(a)	1,400	72,576
Dolby Laboratories, Inc., Class A	1,200	75,564
DXC Technology Co.	4,400	282,964
eBay, Inc.	14,600	542,244
Ebix, Inc.	300	14,811
EchoStar Corp., Class A(a)	1,000	36,450
Elastic N.V.(a)	300	23,961
Electronic Arts, Inc.(a)	34,300	3,485,909
Electronics For Imaging, Inc.(a)	500	13,450
Ellie Mae, Inc.(a)	600	59,214
Endurance International Group Holdings, Inc.(a)	700	5,075
Entegris, Inc.	2,800	99,932
Envestnet, Inc.(a)	900	58,851
EPAM Systems, Inc.(a)	1,000	169,130
ePlus, Inc.(a)	300	26,562
Etsy, Inc.(a)	2,100	141,162
Euronet Worldwide, Inc.(a)	900	128,331
Everbridge, Inc.(a)	600	45,006
Everi Holdings, Inc.(a)	700	7,364
EVERTEC, Inc.	1,400	38,934
Evo Payments, Inc., Class A(a)	700	20,335
ExlService Holdings, Inc.(a)	700	42,014
Extreme Networks, Inc.(a)	1,300	9,737
F5 Networks, Inc.(a)	1,100	172,623
Fabrinet(a)	800	41,888
Facebook, Inc., Class A(a)	41,100	6,850,959
Fair Isaac Corp.(a)	500	135,815
FARO Technologies, Inc.(a)	200	8,782
Fidelity National Information Services, Inc.	5,500	622,050
Finisar Corp.(a)	2,400	55,608
FireEye, Inc.(a)	3,500	58,765
First Data Corp., Class A(a)	10,100	265,327
First Solar, Inc.(a)	1,600	84,544
Fiserv, Inc.(a)	6,800	600,304
Fitbit, Inc., Class A(a)	5,000	29,600

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   27

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Five9, Inc.(a)	1,100	$58,113
FleetCor Technologies, Inc.(a)	1,400	345,226
FLIR Systems, Inc.	2,500	118,950
ForeScout Technologies, Inc.(a)	400	16,764
FormFactor, Inc.(a)	800	12,872
Fortinet, Inc.(a)	2,600	218,322
Gartner, Inc.(a)	1,400	212,352
Genpact Ltd.	3,200	112,576
Global Payments, Inc.	2,900	395,908
Glu Mobile, Inc.(a)	1,200	13,128
GoDaddy, Inc., Class A(a)	3,000	225,570
Gogo, Inc.(a)	700	3,143
GrubHub, Inc.(a)	1,700	118,099
GTT Communications, Inc.(a)	1,000	34,700
Guidewire Software, Inc.(a)	4,950	480,942
Hackett Group, Inc. (The)	300	4,740
Harmonic, Inc.(a)	900	4,878
Hewlett Packard Enterprise Co.	23,400	361,062
HP, Inc.	26,300	511,009
HubSpot, Inc.(a)	700	116,347
IAC/InterActiveCorp(a)	1,200	252,132
Ichor Holdings Ltd.(a)	200	4,516
II-VI, Inc.(a)	1,200	44,688
Immersion Corp.(a)	300	2,529
Impinj, Inc.(a)	200	3,351
Infinera Corp.(a)	1,700	7,378
Inphi Corp.(a)	1,000	43,740
Insight Enterprises, Inc.(a)	800	44,048
Instructure, Inc.(a)	800	37,696
Integrated Device Technology, Inc.(a)	2,200	107,778
Intel Corp.	77,800	4,177,860
InterDigital, Inc.	700	46,186
International Business Machines Corp.	15,800	2,229,380
Intuit, Inc.	4,200	1,097,922
IPG Photonics Corp.(a)	700	106,246
Itron, Inc.(a)	700	32,655
j2 Global, Inc.	900	77,940
Jabil, Inc.	2,800	74,452
Jack Henry & Associates, Inc.	1,400	194,236
Juniper Networks, Inc.	5,400	142,938
KEMET Corp.	600	10,182
Keysight Technologies, Inc.(a)	3,100	270,320
Kimball Electronics, Inc.(a)	300	4,647
KLA-Tencor Corp.	2,700	322,407
Knowles Corp.(a)	1,000	17,630
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Lam Research Corp.	2,600	$465,426
Lattice Semiconductor Corp.(a)	1,400	16,702
Leidos Holdings, Inc.	2,700	173,043
LIiveRamp Holdings, Inc.(a)	1,500	81,855
Limelight Networks, Inc.(a)	1,100	3,553
Littelfuse, Inc.	400	72,992
LivePerson, Inc.(a)	1,300	37,726
LogMeIn, Inc.	3,550	284,355
Lumentum Holdings, Inc.(a)	1,320	74,633
MACOM Technology Solutions Holdings, Inc.(a)	500	8,355
Manhattan Associates, Inc.(a)	1,200	66,132
ManTech International Corp., Class A	600	32,412
Marvell Technology Group Ltd.	10,393	206,717
Mastercard, Inc., Class A	23,205	5,463,617
Match Group, Inc.	1,100	62,271
Maxim Integrated Products, Inc.	4,500	239,265
MAXIMUS, Inc.	1,200	85,176
MaxLinear, Inc.(a)	1,700	43,401
Mesa Laboratories, Inc.	100	23,050
Methode Electronics, Inc.	400	11,512
Microchip Technology, Inc.	4,200	348,432
Micron Technology, Inc.(a)	19,100	789,403
Microsoft Corp.	156,725	18,484,146
MicroStrategy, Inc., Class A(a)	100	14,425
Mitek Systems, Inc.(a)	400	4,896
MKS Instruments, Inc.	1,000	93,050
MobileIron, Inc.(a)	700	3,829
Model N, Inc.(a)	300	5,262
Monolithic Power Systems, Inc.	700	94,843
Monotype Imaging Holdings, Inc.	500	9,945
Motorola Solutions, Inc.	2,700	379,134
MTS Systems Corp.	200	10,892
Nanometrics, Inc.(a)	300	9,264
National Instruments Corp.	2,200	97,592
NCR Corp.(a)	2,200	60,038
NetApp, Inc.	4,200	291,228
NETGEAR, Inc.(a)	400	13,248
NetScout Systems, Inc.(a)	1,000	28,070
New Relic, Inc.(a)	3,250	320,775
NIC, Inc.	700	11,963
Novanta, Inc.(a)	700	59,311
Nuance Communications, Inc.(a)	5,000	84,650
Nutanix, Inc., Class A(a)	14,550	549,117

See Notes to Financial Statements.
28   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
NVE Corp.	100	$9,789
NVIDIA Corp.	10,020	1,799,191
NXP Semiconductors N.V.	5,700	503,823
Okta, Inc.(a)	4,850	401,241
ON Semiconductor Corp.(a)	7,900	162,503
OneSpan, Inc.(a)	300	5,766
Oracle Corp.	41,600	2,234,336
OSI Systems, Inc.(a)	200	17,520
Palo Alto Networks, Inc.(a)	4,350	1,056,528
Park Electrochemical Corp.	200	3,140
Paychex, Inc.	5,400	433,080
Paycom Software, Inc.(a)	900	170,217
Paylocity Holding Corp.(a)	600	53,514
PayPal Holdings, Inc.(a)	20,200	2,097,568
PDF Solutions, Inc.(a)	300	3,705
Pegasystems, Inc.	800	52,000
Perficient, Inc.(a)	400	10,956
Perspecta, Inc.	2,600	52,572
Photronics, Inc.(a)	800	7,560
Plantronics, Inc.	900	41,499
Plexus Corp.(a)	800	48,760
Pluralsight, Inc., Class A(a)	800	25,392
Power Integrations, Inc.	600	41,964
Presidio, Inc.	400	5,920
Progress Software Corp.	1,000	44,370
Proofpoint, Inc.(a)	1,000	121,430
PROS Holdings, Inc.(a)	800	33,792
PTC, Inc.(a)	2,200	202,796
Pure Storage, Inc., Class A(a)	19,700	429,263
Q2 Holdings, Inc.(a)	800	55,408
QAD, Inc., Class A	100	4,307
Qorvo, Inc.(a)	2,400	172,152
QUALCOMM, Inc.	20,800	1,186,224
Qualys, Inc.(a)	700	57,918
Quantenna Communications, Inc.(a)	300	7,299
QuinStreet, Inc.(a)	400	5,356
Quotient Technology, Inc.(a)	900	8,883
Rambus, Inc.(a)	1,200	12,540
Rapid7, Inc.(a)	800	40,488
RealPage, Inc.(a)	1,400	84,966
Red Hat, Inc.(a)	4,400	803,880
RingCentral, Inc., Class A(a)	1,300	140,140
Rogers Corp.(a)	400	63,552
Rosetta Stone, Inc.(a)	200	4,370
Rudolph Technologies, Inc.(a)	400	9,120
Sabre Corp.	5,300	113,367
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
SailPoint Technologies Holding, Inc.(a)	1,000	$28,720
salesforce.com, Inc.(a)	12,500	1,979,625
Sanmina Corp.(a)	1,500	43,275
ScanSource, Inc.(a)	300	10,746
Science Applications International Corp.	890	68,486
Semtech Corp.(a)	1,200	61,092
ServiceNow, Inc.(a)	4,250	1,047,583
ServiceSource International, Inc.(a)	900	829
Shutterstock, Inc.	200	9,326
Silicon Laboratories, Inc.(a)	800	64,688
Skyworks Solutions, Inc.	2,900	239,192
SMART Global Holdings, Inc.(a)	100	1,920
Splunk, Inc.(a)	7,800	971,880
SPS Commerce, Inc.(a)	400	42,424
Square, Inc., Class A(a)	4,900	367,108
SS&C Technologies Holdings, Inc.	3,500	222,915
Stamps.com, Inc.(a)	300	24,423
Stratasys Ltd.(a)	600	14,292
SunPower Corp.(a)	700	4,557
Switch, Inc., Class A	400	4,124
Sykes Enterprises, Inc.(a)	400	11,312
Symantec Corp.	11,800	271,282
Synaptics, Inc.(a)	400	15,900
SYNNEX Corp.	838	79,937
Synopsys, Inc.(a)	5,200	598,780
Tableau Software, Inc., Class A(a)	2,650	337,292
Take-Two Interactive Software, Inc.(a)	2,000	188,740
Tech Data Corp.(a)	700	71,687
TechTarget, Inc.(a)	200	3,254
Teradata Corp.(a)	2,000	87,300
Teradyne, Inc.	3,400	135,456
Texas Instruments, Inc.	34,150	3,622,290
TiVo Corp.	1,400	13,048
Total System Services, Inc.	3,300	313,533
Trade Desk, Inc. (The), Class A(a)	600	118,770
Travelport Worldwide Ltd.	2,700	42,471
Trimble, Inc.(a)	4,700	189,880
TrueCar, Inc.(a)	800	5,312
TTEC Holdings, Inc.	200	7,246
TTM Technologies, Inc.(a)	1,100	12,903
Tucows, Inc., Class A(a)	100	8,118

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   29

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Twilio, Inc., Class A(a)	1,388	$179,302
Twitter, Inc.(a)	12,000	394,560
Tyler Technologies, Inc.(a)	700	143,080
Ubiquiti Networks, Inc.	300	44,913
Ultimate Software Group, Inc. (The)(a)	500	165,065
Ultra Clean Holdings, Inc.(a)	400	4,140
Unisys Corp.(a)	600	7,002
Universal Display Corp.	700	106,995
Upland Software, Inc.(a)	100	4,236
USA Technologies, Inc.(a)	600	2,490
Varonis Systems, Inc.(a)	400	23,852
Veeco Instruments, Inc.(a)	500	5,420
Verint Systems, Inc.(a)	1,200	71,832
VeriSign, Inc.(a)	1,700	308,652
Versum Materials, Inc.	2,000	100,620
ViaSat, Inc.(a)	1,000	77,500
Viavi Solutions, Inc.(a)	4,400	54,472
Virtusa Corp.(a)	700	37,415
Visa, Inc., Class A	30,400	4,748,176
Vishay Intertechnology, Inc.	2,300	42,481
Vishay Precision Group, Inc.(a)	100	3,421
VMware, Inc., Class A	1,300	234,663
Western Digital Corp.	5,400	259,524
Western Union Co. (The)	8,500	156,995
WEX, Inc.(a)	800	153,592
Workday, Inc., Class A(a)	5,000	964,250
Workiva, Inc.(a)	800	40,560
Worldpay, Inc., Class A(a)	5,100	578,850
Xerox Corp.	3,800	121,524
Xilinx, Inc.	4,300	545,197
Xperi Corp.	600	14,040
Yelp, Inc.(a)	1,500	51,750
Yext, Inc.(a)	1,200	26,232
Zebra Technologies Corp., Class A(a)	1,000	209,530
Zendesk, Inc.(a)	2,000	170,000
Zillow Group, Inc., Class A(a)	1,000	34,200
Zillow Group, Inc., Class C(a)	2,400	83,376
Zix Corp.(a)	600	4,128
Zscaler, Inc.(a)	1,200	85,116
Zynga, Inc., Class A(a)	14,700	78,351
Total Information Technology		148,294,700
MATERIALS – 3.4%
AdvanSix, Inc.(a)	300	8,571
Air Products & Chemicals, Inc.	3,700	706,552
AK Steel Holding Corp.(a)	3,600	9,900
Albemarle Corp.	2,000	163,960
Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – (continued)
Alcoa Corp.(a)	3,600	$101,376
Allegheny Technologies, Inc.(a)	2,200	56,254
American Vanguard Corp.	300	5,166
AptarGroup, Inc.	12,571	1,337,429
Ardagh Group S.A.	200	2,600
Ashland Global Holdings, Inc.	1,200	93,756
Avery Dennison Corp.	1,600	180,800
Axalta Coating Systems Ltd.(a)	3,700	93,277
Balchem Corp.	700	64,960
Ball Corp.	5,600	324,016
Bemis Co., Inc.	1,500	83,220
Berry Global Group, Inc.(a)	2,400	129,288
Boise Cascade Co.	400	10,704
Cabot Corp.	1,100	45,793
Carpenter Technology Corp.	1,000	45,850
Celanese Corp.	2,100	207,081
Century Aluminum Co.(a)	600	5,328
CF Industries Holdings, Inc.	4,300	175,784
Chase Corp.	100	9,254
Chemours Co. (The)	3,300	122,628
Clearwater Paper Corp.(a)	200	3,896
Cleveland-Cliffs, Inc.	5,200	51,948
Coeur Mining, Inc.(a)	2,100	8,568
Commercial Metals Co.	2,300	39,284
Compass Minerals International, Inc.	800	43,496
Crown Holdings, Inc.(a)	2,400	130,968
Domtar Corp.	1,100	54,615
DowDuPont, Inc.	39,100	2,084,421
Eagle Materials, Inc.	900	75,870
Eastman Chemical Co.	2,500	189,700
Ecolab, Inc.	16,385	2,892,608
Element Solutions, Inc.(a)	4,400	44,440
Ferro Corp.(a)	1,000	18,930
FMC Corp.	2,400	184,368
Freeport-McMoRan, Inc.	26,700	344,163
FutureFuel Corp.	300	4,020
GCP Applied Technologies, Inc.(a)	1,700	50,320
Gold Resource Corp.	600	2,358
Graphic Packaging Holding Co.	5,200	65,676
Greif, Inc., Class A	300	12,375
Greif, Inc., Class B	100	4,889
Hawkins, Inc.	100	3,683
Haynes International, Inc.	100	3,283
HB Fuller Co.	1,100	53,504
Hecla Mining Co.	5,304	12,199

See Notes to Financial Statements.
30   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – (continued)
Huntsman Corp.	3,600	$80,964
Ingevity Corp.(a)	700	73,927
Innophos Holdings, Inc.	200	6,028
Innospec, Inc.	600	50,010
International Flavors & Fragrances, Inc.	4,900	631,071
International Paper Co.	7,500	347,025
Intrepid Potash, Inc.(a)	1,100	4,169
Kaiser Aluminum Corp.	400	41,892
Koppers Holdings, Inc.(a)	200	5,196
Kraton Corp.(a)	300	9,654
Kronos Worldwide, Inc.	300	4,206
Linde PLC	11,279	1,984,314
Livent Corp.(a)	2,244	27,556
Louisiana-Pacific Corp.	2,700	65,826
LyondellBasell Industries N.V., Class A	5,200	437,216
Martin Marietta Materials, Inc.	1,000	201,180
Materion Corp.	200	11,412
Minerals Technologies, Inc.	800	47,032
Mosaic Co. (The)	5,600	152,936
Myers Industries, Inc.	300	5,133
Neenah, Inc.	200	12,872
NewMarket Corp.	160	69,370
Newmont Mining Corp.	8,900	318,353
Nucor Corp.	5,100	297,585
Olin Corp.	3,200	74,048
OMNOVA Solutions, Inc.(a)	500	3,510
Owens-Illinois, Inc.	3,100	58,838
Packaging Corp. of America	1,700	168,946
PH Glatfelter Co.	500	7,060
PolyOne Corp.	1,500	43,965
PPG Industries, Inc.	4,100	462,767
PQ Group Holdings, Inc.(a)	300	4,551
Quaker Chemical Corp.	200	40,066
Rayonier Advanced Materials, Inc.	600	8,136
Reliance Steel & Aluminum Co.	1,300	117,338
Royal Gold, Inc.	1,200	109,116
RPM International, Inc.	2,000	116,080
Schnitzer Steel Industries, Inc., Class A	300	7,200
Schweitzer-Mauduit International, Inc.	900	34,848
Scotts Miracle-Gro Co. (The)	800	62,864
Sealed Air Corp.	3,000	138,180
Sensient Technologies Corp.	800	54,232
Sherwin-Williams Co. (The)	8,485	3,654,574
Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – (continued)
Silgan Holdings, Inc.	1,700	$50,371
Sonoco Products Co.	1,800	110,754
Southern Copper Corp.	1,800	71,424
Steel Dynamics, Inc.	4,200	148,134
Stepan Co.	400	35,008
Summit Materials, Inc., Class A(a)	2,500	39,675
SunCoke Energy, Inc.(a)	700	5,943
TimkenSteel Corp.(a)	500	5,430
Tredegar Corp.	300	4,842
Trinseo S.A.	900	40,770
Tronox Holdings PLC, Class A	1,000	13,150
UFP Technologies, Inc.(a)	100	3,740
United States Steel Corp.	3,600	70,164
US Concrete, Inc.(a)	200	8,284
Valvoline, Inc.	17,600	326,656
Verso Corp., Class A(a)	400	8,568
Vulcan Materials Co.	2,200	260,480
Warrior Met Coal, Inc.	1,000	30,400
Westlake Chemical Corp.	600	40,716
Westrock Co.	4,900	187,915
Worthington Industries, Inc.	1,100	41,052
WR Grace & Co.	1,100	85,844
Total Materials		22,003,695
REAL ESTATE – 3.6%
Acadia Realty Trust	1,600	43,632
Agree Realty Corp.	600	41,604
Alexander & Baldwin, Inc.	1,500	38,160
Alexander’s, Inc.	50	18,809
Alexandria Real Estate Equities, Inc.	1,800	256,608
American Assets Trust, Inc.	500	22,930
American Campus Communities, Inc.	2,600	123,708
American Homes 4 Rent, Class A	5,000	113,600
American Tower Corp.	7,500	1,477,950
Americold Realty Trust	2,700	82,377
Apartment Investment & Management Co., Class A	2,701	135,833
Apple Hospitality REIT, Inc.	3,600	58,680
Armada Hoffler Properties, Inc.	500	7,795
Ashford Hospitality Trust, Inc.	900	4,275
AvalonBay Communities, Inc.	2,300	461,679
Boston Properties, Inc.	2,800	374,864
Braemar Hotels & Resorts, Inc.	300	3,663
Brandywine Realty Trust	3,300	52,338
Brixmor Property Group, Inc.	5,000	91,850

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   31

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Brookfield Property REIT, Inc., Class A	2,609	$53,458
Camden Property Trust	1,700	172,550
CareTrust REIT, Inc.	2,000	46,920
CatchMark Timber Trust, Inc., Class A	500	4,910
CBL & Associates Properties, Inc.	1,900	2,945
CBRE Group, Inc., Class A(a)	5,900	291,755
Cedar Realty Trust, Inc.	1,000	3,400
Chatham Lodging Trust	500	9,620
Chesapeake Lodging Trust	1,300	36,153
City Office REIT, Inc.	400	4,524
Colony Capital, Inc.	10,300	54,796
Columbia Property Trust, Inc.	2,300	51,773
Community Healthcare Trust, Inc.	200	7,178
CoreCivic, Inc.	2,300	44,735
CorEnergy Infrastructure Trust, Inc.	100	3,675
CorePoint Lodging, Inc.	450	5,027
CoreSite Realty Corp.	600	64,212
Corporate Office Properties Trust	1,800	49,140
Cousins Properties, Inc.	7,100	68,586
Crown Castle International Corp.	7,100	908,800
CubeSmart	3,600	115,344
Cushman & Wakefield PLC(a)	1,500	26,700
CyrusOne, Inc.	2,000	104,880
DiamondRock Hospitality Co.	4,200	45,486
Digital Realty Trust, Inc.	3,500	416,500
Douglas Emmett, Inc.	3,000	121,260
Duke Realty Corp.	6,700	204,886
Easterly Government Properties, Inc.	1,500	27,015
EastGroup Properties, Inc.	700	78,148
Empire State Realty Trust, Inc., Class A	2,800	44,240
EPR Properties	1,400	107,660
Equinix, Inc.	1,440	652,550
Equity Commonwealth	85,420	2,792,380
Equity LifeStyle Properties, Inc.	1,500	171,450
Equity Residential	6,000	451,920
Essential Properties Realty Trust, Inc.	1,100	21,472
Essex Property Trust, Inc.	1,200	347,088
Extra Space Storage, Inc.	2,000	203,820
Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Farmland Partners, Inc.	400	$2,560
Federal Realty Investment Trust	1,400	192,990
First Industrial Realty Trust, Inc.	2,200	77,792
Four Corners Property Trust, Inc.	1,600	47,360
Franklin Street Properties Corp.	1,200	8,628
Front Yard Residential Corp.	600	5,562
FRP Holdings, Inc.(a)	100	4,757
Gaming and Leisure Properties, Inc.	3,700	142,709
GEO Group, Inc. (The)	2,300	44,160
Getty Realty Corp.	400	12,812
Gladstone Commercial Corp.	300	6,231
Global Net Lease, Inc.	800	15,120
HCP, Inc.	8,700	272,310
Healthcare Realty Trust, Inc.	11,636	373,632
Healthcare Trust of America, Inc., Class A	3,800	108,642
Hersha Hospitality Trust	400	6,856
HFF, Inc., Class A	900	42,975
Highwoods Properties, Inc.	1,700	79,526
Hospitality Properties Trust	2,700	71,037
Host Hotels & Resorts, Inc.	13,600	257,040
Howard Hughes Corp. (The)(a)	700	77,000
Hudson Pacific Properties, Inc.	3,000	103,260
Independence Realty Trust, Inc.	1,000	10,790
Industrial Logistics Properties Trust	1,154	23,276
InfraREIT, Inc.	500	10,485
Innovative Industrial Properties, Inc.	300	24,507
Investors Real Estate Trust	140	8,387
Invitation Homes, Inc.	6,000	145,980
Iron Mountain, Inc.	5,300	187,938
iStar, Inc.	800	6,736
JBG SMITH Properties	2,100	86,835
Jernigan Capital, Inc.	200	4,208
Jones Lang LaSalle, Inc.	800	123,344
Kennedy-Wilson Holdings, Inc.	2,500	53,475
Kilroy Realty Corp.	1,900	144,324
Kimco Realty Corp.	7,800	144,300
Kite Realty Group Trust	900	14,391
Lamar Advertising Co., Class A	1,600	126,816
Lexington Realty Trust	4,700	42,582

See Notes to Financial Statements.
32   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Liberty Property Trust	2,700	$130,734
Life Storage, Inc.	900	87,543
LTC Properties, Inc.	500	22,900
Macerich Co. (The)	2,300	99,705
Mack-Cali Realty Corp.	2,000	44,400
Marcus & Millichap, Inc.(a)	200	8,146
MedEquities Realty Trust, Inc.	300	3,339
Medical Properties Trust, Inc.	7,300	135,123
Mid-America Apartment Communities, Inc.	2,100	229,593
Monmouth Real Estate Investment Corp.	900	11,862
National Health Investors, Inc.	800	62,840
National Retail Properties, Inc.	2,800	155,092
National Storage Affiliates Trust	1,300	37,063
New Senior Investment Group, Inc.	900	4,905
Newmark Group, Inc., Class A	2,016	16,813
NexPoint Residential Trust, Inc.	200	7,668
NorthStar Realty Europe Corp.	600	10,416
Office Properties Income Trust	769	21,255
Omega Healthcare Investors, Inc.	3,100	118,265
One Liberty Properties, Inc.	200	5,800
Outfront Media, Inc.	2,700	63,180
Paramount Group, Inc.	3,900	55,341
Park Hotels & Resorts, Inc.	3,700	114,996
Pebblebrook Hotel Trust	2,569	79,793
Pennsylvania Real Estate Investment Trust	800	5,032
Physicians Realty Trust	3,400	63,954
Piedmont Office Realty Trust, Inc., Class A	2,700	56,295
PotlatchDeltic Corp.	1,281	48,409
Preferred Apartment Communities, Inc., Class A	400	5,928
Prologis, Inc.	10,630	764,829
PS Business Parks, Inc.	400	62,732
Public Storage	2,500	544,450
QTS Realty Trust, Inc., Class A	1,100	49,489
Rayonier, Inc.	2,100	66,192
RE/MAX Holdings, Inc., Class A	200	7,708
Realogy Holdings Corp.	2,600	29,640
Realty Income Corp.	4,900	360,444
Redfin Corp.(a)	2,100	42,567
Regency Centers Corp.	2,400	161,976
Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Retail Opportunity Investments Corp.	2,500	$43,350
Retail Properties of America, Inc., Class A	4,400	53,636
Retail Value, Inc.	246	7,668
Rexford Industrial Realty, Inc.	1,600	57,296
RLJ Lodging Trust	2,900	50,953
RMR Group, Inc. (The), Class A	100	6,098
RPT Realty	900	10,809
Ryman Hospitality Properties, Inc.	800	65,792
Sabra Health Care REIT, Inc.	3,100	60,357
Saul Centers, Inc.	100	5,137
SBA Communications Corp.(a)	1,900	379,354
Senior Housing Properties Trust	4,000	47,120
Seritage Growth Properties, Class A	800	35,552
Simon Property Group, Inc.	5,300	965,713
SITE Centers Corp.	2,400	32,688
SL Green Realty Corp.	1,500	134,880
Spirit MTA REIT	530	3,440
Spirit Realty Capital, Inc.	1,720	68,336
St Joe Co. (The)(a)	500	8,245
STAG Industrial, Inc.	1,900	56,335
STORE Capital Corp.	3,700	123,950
Stratus Properties, Inc.(a)	100	2,641
Summit Hotel Properties, Inc.	1,200	13,692
Sun Communities, Inc.	1,600	189,632
Sunstone Hotel Investors, Inc.	4,200	60,480
Tanger Factory Outlet Centers, Inc.	2,000	41,960
Taubman Centers, Inc.	1,000	52,880
Tejon Ranch Co.(a)	200	3,520
Terreno Realty Corp.	1,200	50,448
Tier REIT, Inc.	1,300	37,258
UDR, Inc.	5,000	227,300
UMH Properties, Inc.	400	5,632
Uniti Group, Inc.	3,100	34,689
Universal Health Realty Income Trust	100	7,571
Urban Edge Properties	2,200	41,800
Urstadt Biddle Properties, Inc., Class A	300	6,192
Ventas, Inc.	6,000	382,860
VEREIT, Inc.	17,600	147,312
VICI Properties, Inc.	7,600	166,288
Vornado Realty Trust	3,200	215,808

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   33

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Washington Prime Group, Inc.	2,100	$11,865
Washington Real Estate Investment Trust	1,800	51,084
Weingarten Realty Investors	2,300	67,551
Welltower, Inc.	6,300	488,880
Weyerhaeuser Co.	12,500	329,250
Whitestone REIT	400	4,808
WP Carey, Inc.	3,000	234,990
Xenia Hotels & Resorts, Inc.	2,200	48,202
Total Real Estate		23,276,363
UTILITIES – 2.9%
AES Corp.	11,700	211,536
ALLETE, Inc.	900	74,007
Alliant Energy Corp.	4,400	207,372
Ameren Corp.	4,000	294,200
American Electric Power Co., Inc.	8,400	703,500
American States Water Co.	700	49,910
American Water Works Co., Inc.	3,300	344,058
Aqua America, Inc.	11,340	413,230
Artesian Resources Corp., Class A	100	3,727
Atlantic Power Corp.(a)	1,300	3,276
Atmos Energy Corp.	1,900	195,567
Avangrid, Inc.	1,200	60,420
Avista Corp.	1,100	44,682
Black Hills Corp.	1,000	74,070
California Water Service Group	1,000	54,280
CenterPoint Energy, Inc.	9,300	285,510
Chesapeake Utilities Corp.	200	18,242
Clearway Energy, Inc., Class A	400	5,816
Clearway Energy, Inc., Class C	700	10,577
CMS Energy Corp.	5,200	288,808
Connecticut Water Service, Inc.	13,284	911,946
Consolidated Edison, Inc.	5,200	441,012
Dominion Energy, Inc.	12,939	991,904
DTE Energy Co.	3,000	374,220
Duke Energy Corp.	12,200	1,098,000
Edison International	5,300	328,176
El Paso Electric Co.	900	52,938
Entergy Corp.	3,000	286,890
Evergy, Inc.	4,294	249,267
Eversource Energy	5,300	376,035
Investments	Shares	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Exelon Corp.	16,500	$827,145
FirstEnergy Corp.	8,100	337,041
Hawaiian Electric Industries, Inc.	1,900	77,463
IDACORP, Inc.	900	89,586
MDU Resources Group, Inc.	3,600	92,988
MGE Energy, Inc.	700	47,579
Middlesex Water Co.	200	11,198
National Fuel Gas Co.	1,700	103,632
New Jersey Resources Corp.	1,600	79,664
NextEra Energy, Inc.	8,200	1,585,224
NiSource, Inc.	6,800	194,888
Northwest Natural Holding Co.	600	39,378
NorthWestern Corp.	1,000	70,410
NRG Energy, Inc.	5,400	229,392
OGE Energy Corp.	3,800	163,856
ONE Gas, Inc.	1,000	89,030
Ormat Technologies, Inc.	800	44,120
Otter Tail Corp.	900	44,838
Pattern Energy Group, Inc., Class A	1,800	39,600
PG&E Corp.(a)	9,000	160,200
Pinnacle West Capital Corp.	2,100	200,718
PNM Resources, Inc.	1,400	66,276
Portland General Electric Co.	1,600	82,944
PPL Corp.	12,100	384,054
Public Service Enterprise Group, Inc.	8,500	504,985
Sempra Energy	4,600	578,956
SJW Group	24,061	1,485,526
South Jersey Industries, Inc.	1,500	48,105
Southern Co. (The)	17,600	909,568
Southwest Gas Holdings, Inc.	1,000	82,260
Spire, Inc.	1,000	82,290
TerraForm Power, Inc., Class A	2,300	31,602
UGI Corp.	3,100	171,802
Unitil Corp.	200	10,834
Vistra Energy Corp.	7,000	182,210
WEC Energy Group, Inc.	5,300	419,124
Xcel Energy, Inc.	8,600	483,406
York Water Co. (The)	100	3,432
Total Utilities		18,508,500
TOTAL COMMON STOCKS (Cost: $609,583,636)		630,545,260

See Notes to Financial Statements.
34   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Domestic Equity Fund (concluded)

Investments	Shares	Value
RIGHTS – 0.0%(b)
MATERIALS – 0.0%(b)
A. Schulman, Inc.(a) (Cost $130)	300	$157
SHORT-TERM INVESTMENTS – 2.3%
State Street Institutional Treasury Money Market Fund — Investor Class Shares, 2.27%(c) (Cost: $15,017,745)	15,017,745	15,017,745

Investments	Shares	Value
TOTAL INVESTMENTS – 99.9% (Cost: $624,601,511)		$645,563,162
OTHER ASSETS AND LIABILITIES, NET – 0.1%		367,414
NET ASSETS – 100.0%		$645,930,576

(a)
Non-income producing.

(b)
Amount is less than 0.05%.

(c)
The rate shown is the annualized seven-day yield at March 31, 2019.

ADR
American Depositary Receipt

REIT
Real Estate Investment Trust

Futures contracts open at March 31, 2019:
Description	Type	Contracts	Expiration Date	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 0.8%
E-Mini Russell 2000 Index	Long	250	06/21/2019	$385,950	$2,826
E-Mini S&P 500 Index	Long	1,550	06/21/2019	4,398,590	105,695
E-Mini S&P MidCap 400 Index	Long	300	06/21/2019	570,300	7,448
Total					$115,969
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019 (see Note 2 to the Financial Statements).
	Level 1	Level 2	Level 3	Total
PFM Multi-Manager Domestic Equity Fund
Assets:
Investments in Securities:
Common Stocks	$630,545,260	$—	$—	$630,545,260
Rights	—	157	—	157
Money Market Fund	15,017,745	—	—	15,017,745
Total Investments in Securities	$645,563,005	$157	$—	$645,563,162
Other Financial Instruments:
Futures Contracts(a)	$115,969	$—	$—	$115,969

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   35

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS – 94.1%
AUSTRALIA – 2.5%
AGL Energy Ltd.	4,003	$61,878
Alumina Ltd.	13,103	22,515
Amcor Ltd.	102,166	1,116,436
AMP Ltd.	24,483	36,507
APA Group	7,343	52,035
Aristocrat Leisure Ltd.	6,603	114,914
ASX Ltd.	2,134	105,825
Aurizon Holdings Ltd.	10,783	34,837
AusNet Services	9,965	12,559
Australia & New Zealand Banking Group Ltd.	22,275	411,700
Bank of Queensland Ltd.	2,184	14,112
Bendigo & Adelaide Bank Ltd.	2,581	17,740
BHP Group Ltd.	21,188	579,064
BlueScope Steel Ltd.	2,992	29,636
Boral Ltd.	6,275	20,451
Brambles Ltd.	15,104	126,121
Caltex Australia Ltd.	1,396	25,980
Challenger Ltd.	3,105	18,255
CIMIC Group Ltd.	521	17,853
Coca-Cola Amatil Ltd.	11,502	70,645
Cochlear Ltd.	409	50,322
Coles Group Ltd.(a)	7,367	61,987
Commonwealth Bank of Australia	12,930	648,542
Computershare Ltd.	2,473	29,992
Crown Resorts Ltd.	2,028	16,574
CSL Ltd.	3,625	501,762
Dexus	7,243	65,520
Domino’s Pizza Enterprises Ltd.	328	10,112
Flight Centre Travel Group Ltd.	298	8,898
Fortescue Metals Group Ltd.	8,334	42,074
Goodman Group	11,840	112,233
GPT Group (The)	13,808	60,885
GWA Group Ltd.	373,802	844,029
Harvey Norman Holdings Ltd.	2,981	8,509
Incitec Pivot Ltd.	9,031	20,007
Insurance Australia Group Ltd.	15,628	85,222
LendLease Group	3,640	31,997
Macquarie Group Ltd.	2,916	267,965
Medibank Pvt Ltd.	14,742	28,890
Mirvac Group	19,864	38,787
MMG Ltd.(a)	12,000	4,876
National Australia Bank Ltd.	21,368	383,405
Investments	Shares	Value
COMMON STOCKS – (continued)
AUSTRALIA – (continued)
Newcrest Mining Ltd.	4,631	$83,883
Oil Search Ltd.	9,726	54,212
Orica Ltd.	6,751	84,510
Origin Energy Ltd.	10,560	53,987
QBE Insurance Group Ltd.	8,376	73,212
Ramsay Health Care Ltd.	757	34,589
REA Group Ltd.	282	14,958
Santos Ltd.	19,521	94,670
Scentre Group	36,414	106,267
SEEK Ltd.	1,783	22,206
Sonic Healthcare Ltd.	2,149	37,476
South32 Ltd.	30,854	81,716
Stockland	13,031	35,623
Suncorp Group Ltd.	9,462	92,581
Sydney Airport	14,701	77,558
Tabcorp Holdings Ltd.	23,697	77,736
Telstra Corp. Ltd.	25,811	60,846
TPG Telecom Ltd.	1,984	9,791
Transurban Group	17,714	166,027
Treasury Wine Estates Ltd.	5,072	53,769
Vicinity Centres	17,616	32,521
Washington H. Soul Pattinson & Co., Ltd.	706	13,189
Wesfarmers Ltd.	7,367	181,252
Westpac Banking Corp.	25,904	476,750
Woodside Petroleum Ltd.	6,116	150,343
Woolworths Group Ltd.	8,653	186,779
WorleyParsons Ltd.	2,877	28,926
Total Australia		8,597,028
AUSTRIA – 0.3%
ANDRITZ AG	390	16,729
Erste Group Bank AG	25,879	951,016
OMV AG	1,123	60,933
Raiffeisen Bank International AG	792	17,777
Verbund AG	446	21,403
voestalpine AG	614	18,645
Total Austria		1,086,503
BELGIUM – 1.0%
Ageas	1,180	56,918
Anheuser-Busch InBev S.A.	33,280	2,790,929
Colruyt S.A.	453	33,487
Groupe Bruxelles Lambert S.A.	980	95,223

See Notes to Financial Statements.
36   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BELGIUM – (continued)
KBC Group N.V.	1,726	$120,583
Proximus SADP	1,106	31,897
Solvay S.A.	1,046	113,088
Telenet Group Holding N.V.	432	20,779
UCB S.A.	1,226	105,290
Umicore S.A.	2,171	96,414
Total Belgium		3,464,608
BRAZIL – 1.1%
Ambev S.A.	31,900	137,121
Atacadao Distribuicao Comercio e Industria Ltda	3,700	18,985
B2W Cia Digital(a)	1,200	12,940
B3 S.A. – Brasil Bolsa Balcao	13,100	107,467
Banco Bradesco S.A.	6,800	65,736
Banco do Brasil S.A.	5,900	73,416
Banco Santander Brasil S.A., (Unit)	3,200	35,937
BB Seguridade Participacoes S.A.	141,100	955,718
BR Malls Participacoes S.A.	7,300	23,436
BRF S.A.(a)	5,200	30,082
CCR S.A.	9,200	27,586
Centrais Eletricas Brasileiras S.A.(a)	2,900	27,175
Cia de Saneamento Basico do Estado de Sao Paulo	74,000	793,799
Cia Siderurgica Nacional S.A.(a)	6,300	26,147
Cielo S.A.	165,900	402,107
Cosan S.A.	1,600	17,429
Embraer S.A.	4,800	22,619
Engie Brasil Energia S.A.	2,000	21,817
Equatorial Energia S.A.	1,300	26,562
Hypera S.A.	2,900	19,183
IRB Brasil Resseguros S/A	1,800	41,950
JBS S.A.	9,400	38,221
Klabin S.A., (Unit)	5,200	22,618
Kroton Educacional S.A.	10,400	28,156
Localiza Rent a Car S.A.	4,225	35,675
Lojas Renner S.A.	5,000	55,934
M Dias Branco S.A.	1,200	13,317
Magazine Luiza S.A.	900	39,732
Multiplan Empreendimentos Imobiliarios S.A.	2,700	16,130
Natura Cosmeticos S.A.	2,400	27,823
Petrobras Distribuidora S.A.	4,000	23,650
Investments	Shares	Value
COMMON STOCKS – (continued)
BRAZIL – (continued)
Petroleo Brasileiro S.A.	21,000	$167,073
Porto Seguro S.A.	1,100	15,123
Raia Drogasil S.A.	1,700	28,353
Rumo S.A.(a)	8,100	39,617
Sul America S.A., (Unit)	2,400	18,267
Suzano Papel e Celulose S.A.	3,930	46,724
TIM Participacoes S.A.	6,800	20,476
Ultrapar Participacoes S.A.	2,600	31,210
Vale S.A.	21,900	284,870
WEG S.A.	6,900	31,721
Total Brazil		3,871,902
BRITAIN – 12.4%
3i Group PLC	7,248	92,967
Admiral Group PLC	1,976	55,848
AG Barr PLC	67,015	704,379
Anglo American PLC	7,449	199,230
Aon PLC	14,000	2,389,800
Ashtead Group PLC	3,600	86,860
Associated British Foods PLC	2,638	83,801
AstraZeneca PLC	9,471	756,783
Auto Trader Group PLC	8,746	59,417
Aviva PLC	27,718	148,882
Babcock International Group PLC	3,653	23,480
BAE Systems PLC	22,644	142,273
Barclays PLC	129,478	260,850
Barratt Developments PLC	7,428	57,970
Berkeley Group Holdings PLC	952	45,741
BHP Group PLC	66,426	1,599,344
Bloomsbury Publishing PLC	276,306	820,514
BP PLC	149,358	1,086,457
British American Tobacco PLC	16,997	707,079
British Land Co. PLC (The)	6,675	51,207
BT Group PLC	59,112	171,650
Bunzl PLC	2,497	82,346
Burberry Group PLC	3,096	78,813
Centrica PLC	39,191	58,293
Close Brothers Group PLC	44,200	837,618
CNH Industrial N.V.	7,597	77,243
Coca-Cola European Partners PLC(a)	23,500	1,215,890
Compass Group PLC	163,843	3,850,754
ConvaTec Group PLC	12,384	22,831
Croda International PLC	938	61,549
Dart Group PLC	71,139	735,217

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   37

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Diageo PLC	45,439	$1,857,131
Direct Line Insurance Group PLC	10,458	48,082
easyJet PLC	1,415	20,595
Experian PLC	53,737	1,455,087
Fiat Chrysler Automobiles N.V.(a)	7,724	114,994
G4S PLC	13,305	31,799
Genus PLC	27,320	789,941
GlaxoSmithKline PLC	37,500	779,907
Gooch & Housego PLC	43,435	735,435
Hammerson PLC	6,239	27,287
Hargreaves Lansdown PLC	1,996	48,445
HSBC Holdings PLC	146,252	1,187,298
Imperial Brands PLC	7,437	254,217
Informa PLC	129,632	1,256,501
InterContinental Hotels Group PLC	1,279	76,878
International Consolidated Airlines Group S.A.	4,789	31,867
Intertek Group PLC	1,203	76,102
ITV PLC	26,054	43,130
J Sainsbury PLC	13,793	42,343
John Wood Group PLC	5,328	35,211
Johnson Matthey PLC	1,499	61,344
Kingfisher PLC	15,327	46,872
Land Securities Group PLC	5,213	62,017
Legal & General Group PLC	42,350	151,852
Lloyds Banking Group PLC	550,086	445,208
London Stock Exchange Group PLC	2,251	139,291
Marks & Spencer Group PLC	12,304	44,695
Meggitt PLC	6,155	40,307
Melrose Industries PLC	36,168	86,276
Merlin Entertainments PLC	7,920	35,413
Micro Focus International PLC	3,170	82,431
Mondi Ltd.	1,111	24,546
Mondi PLC	2,797	61,857
National Grid PLC	23,943	265,318
Next PLC	1,054	76,601
Pearson PLC	5,491	59,803
Persimmon PLC	2,379	67,238
Porvair PLC	139,099	996,432
Prudential PLC	118,308	2,369,137
Reckitt Benckiser Group PLC	15,561	1,293,467
RELX PLC	100,504	2,148,747
Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
RELX PLC(a)	8,058	$172,194
Rio Tinto Ltd.	2,753	191,391
Rio Tinto PLC	8,049	467,665
Rolls-Royce Holdings PLC(a)	11,978	140,906
Royal Bank of Scotland Group PLC	35,040	112,725
Royal Mail PLC	6,994	21,708
RSA Insurance Group PLC	134,056	886,625
Sage Group PLC (The)	7,541	68,870
Schroders PLC	988	34,770
Segro PLC	7,169	62,877
Severn Trent PLC	1,822	46,892
Smith & Nephew PLC	6,270	124,374
Smiths Group PLC	2,778	51,921
SSE PLC	7,529	116,399
St James’s Place PLC	3,772	50,504
Stallergenes Greer PLC(a)	20,334	832,553
Standard Chartered PLC	19,776	152,303
Standard Life Aberdeen PLC	26,800	92,133
SThree PLC	174,514	611,425
Taylor Wimpey PLC	23,658	54,062
Tesco PLC	73,989	223,668
Unilever N.V.	30,250	1,757,048
Unilever PLC	41,378	2,368,587
United Utilities Group PLC	5,067	53,746
Vodafone Group PLC	195,075	355,197
Weir Group PLC (The)	1,817	36,871
Whitbread PLC	1,271	84,062
Wm Morrison Supermarkets PLC	16,546	49,038
WPP PLC	9,164	96,774
Total Britain		43,353,476
CANADA – 5.7%
Agnico Eagle Mines Ltd.	1,700	73,910
Alimentation Couche-Tard, Inc., Class B	3,100	182,611
AltaGas Ltd.	2,400	31,591
ARC Resources Ltd.	3,300	22,521
Atco Ltd., Class I	1,100	37,041
Aurora Cannabis, Inc.(a)	5,000	45,235
Bank of Montreal	4,400	329,222
Bank of Nova Scotia (The)	8,500	452,494
Barrick Gold Corp.	8,400	115,155
Barrick Gold Corp.	4,258	59,120
BCE, Inc.	1,200	53,285

See Notes to Financial Statements.
38   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CANADA – (continued)
BlackBerry Ltd.(a)	4,300	$43,343
Bombardier, Inc., Class B(a)	18,100	34,809
Brookfield Asset Management, Inc., Class A	31,200	1,453,595
CAE, Inc.	2,300	50,962
Cameco Corp.	42,400	499,719
Canadian Imperial Bank of Commerce	3,100	244,966
Canadian National Railway Co.	17,200	1,539,743
Canadian Natural Resources Ltd.	8,500	233,371
Canadian Pacific Railway Ltd.	1,000	206,039
Canadian Tire Corp. Ltd., Class A	500	53,874
Canadian Utilities Ltd., Class A	1,000	27,298
Canopy Growth Corp.(a)	1,600	69,227
CCL Industries, Inc., Class B	1,200	48,580
Cenovus Energy, Inc.	7,900	68,575
CGI, Inc.(a)	1,800	123,745
CI Financial Corp.	1,900	25,933
Constellation Software, Inc.	200	169,491
Dollarama, Inc.	2,400	64,025
Emera, Inc.	900	33,654
Empire Co., Ltd.	1,900	41,132
Enbridge, Inc.	15,500	561,380
Encana Corp.	15,700	113,725
Fairfax Financial Holdings Ltd.	200	92,640
Finning International, Inc.	1,500	26,670
First Capital Realty, Inc.	2,000	32,028
First Quantum Minerals Ltd.	5,400	61,219
Fortis, Inc.	3,100	114,573
Franco-Nevada Corp.	1,300	97,465
George Weston Ltd.	562	40,410
Gildan Activewear, Inc.	1,500	53,934
Goldcorp, Inc.	6,600	75,515
Great-West Lifeco, Inc.	2,300	55,695
H&R Real Estate Investment Trust	1,600	28,029
Heroux-Devtek, Inc.(a)	78,547	933,383
Husky Energy, Inc.	2,900	28,754
Hydro One Ltd.	2,800	43,498
iA Financial Corp., Inc.(a)	800	29,501
IGM Financial, Inc.	700	18,009
Imperial Oil Ltd.	2,100	57,326
Intact Financial Corp.	1,100	93,080
Investments	Shares	Value
COMMON STOCKS – (continued)
CANADA – (continued)
Inter Pipeline Ltd.	3,000	$49,635
Keyera Corp.	1,700	40,085
Kinross Gold Corp.(a)	10,700	36,832
Laurentian Bank of Canada	24,383	739,874
Loblaw Cos. Ltd.	1,400	69,060
Lundin Mining Corp.	5,000	23,197
Magna International, Inc.	2,300	111,992
Manulife Financial Corp.	13,900	235,073
Methanex Corp.	500	28,398
Metro, Inc.	1,900	69,952
National Bank of Canada	33,200	1,498,329
Nutrien Ltd.	4,200	221,511
Onex Corp.	800	45,126
Open Text Corp.	3,100	119,026
Pembina Pipeline Corp.	3,600	132,244
Power Corp. of Canada	2,700	62,957
Power Financial Corp.	2,000	46,724
PrairieSky Royalty Ltd.	2,100	28,286
Restaurant Brands International, Inc.	1,700	110,598
RioCan Real Estate Investment Trust	3,500	69,327
Rogers Communications, Inc., Class B	21,700	1,167,044
Royal Bank of Canada	10,400	784,621
Saputo, Inc.	1,700	57,945
Seven Generations Energy Ltd., Class A(a)	2,700	19,497
Shaw Communications, Inc., Class B	3,400	70,755
ShawCor Ltd.	43,188	646,681
Shopify, Inc., Class A(a)	600	123,857
SmartCentres Real Estate Investment Trust	600	15,719
SNC-Lavalin Group, Inc.	1,500	38,063
Stars Group, Inc. (The)(a)	1,600	27,969
Sun Life Financial, Inc.	4,300	165,198
Suncor Energy, Inc.	82,000	2,657,552
Teck Resources Ltd., Class B	3,800	87,923
TELUS Corp.	1,600	59,218
Thomson Reuters Corp.	1,530	90,528
Toronto-Dominion Bank (The)	13,300	721,754
Tourmaline Oil Corp.	2,000	30,890
TransCanada Corp.	6,300	282,954
Turquoise Hill Resources Ltd.(a)	11,400	18,768

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   39

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CANADA – (continued)
Vermilion Energy, Inc.	1,100	$27,155
West Fraser Timber Co., Ltd.	500	24,320
Wheaton Precious Metals Corp.	3,400	80,932
WSP Global, Inc.	800	43,719
Total Canada		19,972,388
CHILE – 0.1%
Aguas Andinas S.A., Class A	13,997	7,958
Antofagasta PLC	3,095	38,940
Banco de Chile	136,055	20,031
Banco de Credito e Inversiones S.A.	254	16,238
Banco Santander Chile	353,053	26,558
Cencosud S.A.	7,663	13,266
Cia Cervecerias Unidas S.A.	791	11,324
Colbun S.A.	42,241	9,547
Empresa Nacional de Telecomunicaciones S.A.	808	8,414
Empresas CMPC S.A.	6,691	23,598
Empresas COPEC S.A.	3,110	39,486
Enel Americas S.A.	153,768	27,337
Enel Chile S.A.	150,167	15,734
Itau CorpBanca	822,850	7,255
Latam Airlines Group S.A.	1,623	17,255
SACI Falabella	4,034	29,995
Total Chile		312,936
CHINA – 5.7%
3SBio, Inc.	5,500	10,818
51job, Inc., ADR(a)	200	15,576
58.com, Inc., ADR(a)	16,200	1,064,016
AAC Technologies Holdings, Inc.	6,500	38,462
Agile Group Holdings Ltd.	8,000	12,943
Agricultural Bank of China Ltd., Class H	227,000	104,681
Air China Ltd., Class H	10,000	12,306
Alibaba Group Holding Ltd., ADR(a)	9,800	1,788,010
Aluminum Corp. of China Ltd., Class H(a)	22,000	8,099
Angang Steel Co., Ltd., Class H	12,000	8,775
Anhui Conch Cement Co., Ltd., Class H	9,000	54,975
ANTA Sports Products Ltd.	9,000	61,223
Autohome, Inc., ADR(a)	500	52,560
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
AviChina Industry & Technology Co., Ltd., Class H	11,000	$7,020
BAIC Motor Corp. Ltd., Class H	9,000	5,882
Baidu, Inc., ADR(a)	2,100	346,185
Bank of China Ltd., Class H	760,000	344,665
Bank of Communications Co., Ltd., Class H	76,000	62,253
Baozun, Inc., ADR(a)	300	12,462
BBMG Corp., Class H	28,000	10,273
BeiGene Ltd., ADR(a)	200	26,400
Beijing Capital International Airport Co., Ltd., Class H	10,000	9,490
BYD Co., Ltd., Class H	6,000	36,153
BYD Electronic International Co., Ltd.	3,500	4,512
CGN Power Co., Ltd., Class H	57,000	15,902
China Cinda Asset Management Co., Ltd., Class H	47,000	13,052
China CITIC Bank Corp. Ltd., Class H	48,000	30,573
China Coal Energy Co., Ltd., Class H	25,000	10,350
China Communications Construction Co., Ltd., Class H	24,000	24,826
China Communications Services Corp. Ltd., Class H	12,000	10,701
China Conch Venture Holdings Ltd.	8,500	30,427
China Construction Bank Corp., Class H	800,000	685,864
China Eastern Airlines Corp. Ltd., Class H	14,000	9,934
China Everbright Bank Co., Ltd., Class H	14,000	6,617
China Evergrande Group	18,000	59,847
China Galaxy Securities Co., Ltd., Class H	18,000	11,832
China Huarong Asset Management Co., Ltd., Class H	54,000	11,488
China International Capital Corp. Ltd., Class H	7,600	17,601
China Life Insurance Co., Ltd., Class H	51,000	137,084
China Literature Ltd.(a)	800	3,745

See Notes to Financial Statements.
40   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
China Longyuan Power Group Corp. Ltd., Class H	17,000	$11,824
China Medical System Holdings Ltd.	7,000	6,786
China Merchants Bank Co., Ltd., Class H	47,000	228,415
China Minsheng Banking Corp. Ltd., Class H	173,900	126,272
China Molybdenum Co., Ltd., Class H	21,000	8,775
China National Building Material Co., Ltd., Class H	20,000	15,771
China Oilfield Services Ltd., Class H	10,000	10,803
China Pacific Insurance Group Co., Ltd., Class H	18,800	73,764
China Petroleum & Chemical Corp., Class H	170,000	134,052
China Railway Construction Corp. Ltd., Class H	10,500	13,750
China Railway Group Ltd., Class H	21,000	19,154
China Railway Signal & Communication Corp. Ltd., Class H	16,000	12,657
China Reinsurance Group Corp., Class H	59,000	12,476
China Resources Pharmaceutical Group Ltd.	10,000	14,140
China Shenhua Energy Co., Ltd., Class H	24,000	54,726
China Southern Airlines Co., Ltd., Class H	10,000	8,943
China Telecom Corp. Ltd., Class H	106,000	58,874
China Tower Corp. Ltd., Class H(a)	322,000	74,655
China Vanke Co., Ltd., Class H	21,800	91,644
China Zhongwang Holdings Ltd.	20,000	10,905
Chongqing Rural Commercial Bank Co., Ltd., Class H	13,000	7,502
CIFI Holdings Group Co., Ltd.	18,000	13,643
CITIC Securities Co., Ltd., Class H	19,000	44,245
CNOOC Ltd.	158,000	295,874
COSCO SHIPPING Holdings Co., Ltd., Class H(a)	13,000	5,399
Country Garden Holdings Co., Ltd.	55,000	85,899
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Country Garden Services Holdings Co., Ltd.(a)	9,000	$16,762
CRRC Corp. Ltd.	22,000	20,739
CSPC Pharmaceutical Group Ltd.	34,000	63,236
Ctrip.com International Ltd., ADR(a)	2,700	117,963
Dali Foods Group Co., Ltd.	10,000	7,478
Datang International Power Generation Co., Ltd., Class H	36,000	9,631
Dongfeng Motor Group Co., Ltd., Class H	14,000	14,018
ENN Energy Holdings Ltd.	6,000	58,013
Fosun International Ltd.	14,000	23,720
Future Land Development Holdings Ltd.	8,000	9,906
Fuyao Glass Industry Group Co., Ltd., Class H	2,800	9,399
GDS Holdings Ltd., ADR(a)	400	14,276
Geely Automobile Holdings Ltd.	35,000	66,879
Genscript Biotech Corp.(a)	6,000	11,327
GF Securities Co., Ltd., Class H	7,200	10,346
GOME Retail Holdings Ltd.(a)	58,000	5,394
Great Wall Motor Co., Ltd., Class H	16,500	12,380
Greatview Aseptic Packaging Co., Ltd.	1,282,000	782,270
Greentown China Holdings Ltd.	9,000	8,989
Guangzhou Automobile Group Co., Ltd., Class H	16,800	19,839
Guangzhou R&F Properties Co., Ltd.	5,200	11,248
Guotai Junan Securities Co., Ltd., Class H	3,000	6,688
Haitian International Holdings Ltd.	3,000	6,818
Haitong Securities Co., Ltd., Class H	28,400	36,757
Hengan International Group Co., Ltd.	6,000	52,586
Huaneng Power International, Inc., Class H	22,000	12,780
Huaneng Renewables Corp. Ltd., Class H	26,000	7,220

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   41

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Huatai Securities Co., Ltd., Class H	8,800	$17,600
Huazhu Group Ltd., ADR	800	33,712
Industrial & Commercial Bank of China Ltd., Class H	618,000	452,678
Inner Mongolia Yitai Coal Co., Ltd., Class B	58,300	71,767
JD.com, Inc., ADR(a)	5,500	165,825
Jiangsu Expressway Co., Ltd., Class H	6,000	8,484
Jiangxi Copper Co., Ltd., Class H	7,000	9,292
Kaisa Group Holdings Ltd.	25,000	11,338
Kingdee International Software Group Co., Ltd.	14,000	16,194
Kingsoft Corp. Ltd.	4,000	10,171
KWG Group Holdings Ltd.	9,500	11,461
Legend Holdings Corp., Class H	3,700	9,827
Lenovo Group Ltd.	56,000	50,365
Logan Property Holdings Co., Ltd.	10,000	16,561
Longfor Group Holdings Ltd.	8,000	28,178
Luye Pharma Group Ltd.	12,000	10,487
Meitu, Inc.(a)	7,000	3,290
Metallurgical Corp. of China Ltd., Class H	35,000	10,344
Minth Group Ltd.	4,000	12,586
Momo, Inc., ADR(a)	1,100	42,064
NetEase, Inc., ADR	600	144,870
New China Life Insurance Co., Ltd., Class H	4,400	22,420
New Oriental Education & Technology Group, Inc., ADR(a)	1,100	99,099
Noah Holdings Ltd., ADR(a)	400	19,384
People’s Insurance Co. Group of China Ltd. (The), Class H	37,000	15,837
PetroChina Co., Ltd., Class H	142,000	92,074
PICC Property & Casualty Co., Ltd., Class H	50,000	56,816
Ping An Insurance Group Co. of China Ltd., Class H	274,000	3,068,121
Postal Savings Bank of China Co., Ltd., Class H	60,000	34,319
Semiconductor Manufacturing International Corp.(a)	16,000	16,184
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	$11,465
Shanghai Electric Group Co., Ltd., Class H	16,000	6,074
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,500	9,029
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	86,300	126,688
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	4,700	10,238
Shenzhou International Group Holdings Ltd.	5,000	67,007
Shui On Land Ltd.	42,500	10,503
Sihuan Pharmaceutical Holdings Group Ltd.	47,000	11,376
SINA Corp.(a)	400	23,696
Sino-Ocean Group Holding Ltd.	16,000	7,011
Sinopec Engineering Group Co., Ltd., Class H	13,500	13,173
Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,000	8,576
Sinopharm Group Co., Ltd., Class H	6,400	26,660
Sinotrans Ltd., Class H	22,000	9,445
Sinotruk Hong Kong Ltd.	7,500	15,956
SOHO China Ltd.(a)	11,000	4,624
Sunac China Holdings Ltd.	17,000	84,676
Sunny Optical Technology Group Co., Ltd.	5,100	60,908
TAL Education Group, ADR(a)	2,500	90,200
Tencent Holdings Ltd.	125,100	5,753,043
Tingyi Cayman Islands Holding Corp.	10,000	16,484
Tong Ren Tang Technologies Co., Ltd., Class H	7,000	9,399
TravelSky Technology Ltd., Class H	5,000	13,217
Tsingtao Brewery Co., Ltd., Class H	2,000	9,427
Uni-President China Holdings Ltd.	12,000	11,771
Vipshop Holdings Ltd., ADR(a)	2,200	17,666
Want Want China Holdings Ltd.	46,000	38,207

See Notes to Financial Statements.
42   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Weibo Corp., ADR(a)	500	$30,995
Weichai Power Co., Ltd., Class H	10,000	15,975
Wuxi Biologics Cayman, Inc.(a)	3,000	29,179
Xinyi Solar Holdings Ltd.	37,411	18,015
Yangzijiang Shipbuilding Holdings Ltd.	12,800	14,167
Yanzhou Coal Mining Co., Ltd., Class H	10,000	9,822
Yestar Healthcare Holdings Co., Ltd.	2,530,000	593,023
Yum China Holdings, Inc.	2,600	116,766
Yuzhou Properties Co., Ltd.	19,776	11,941
YY, Inc., ADR(a)	300	25,203
Zhejiang Expressway Co., Ltd., Class H	8,000	9,172
ZhongAn Online P&C Insurance Co., Ltd., Class H(a)	1,800	6,466
Zhongsheng Group Holdings Ltd.	3,000	7,445
Zhuzhou CRRC Times Electric Co., Ltd., Class H	2,900	17,141
Zijin Mining Group Co., Ltd., Class H	30,000	12,420
ZTE Corp., Class H(a)	8,000	24,051
Total China		20,004,840
COLOMBIA – 0.0%(b)
Bancolombia S.A.	1,808	22,458
Cementos Argos S.A.	4,456	11,014
Ecopetrol S.A.	33,853	36,263
Grupo Argos S.A.	2,532	14,375
Grupo de Inversiones Suramericana S.A.	1,799	20,676
Interconexion Electrica S.A. ESP	3,772	18,884
Total Colombia		123,670
CZECH – 0.0%(b)
CEZ A/S	864	20,294
Komercni banka A/S	407	16,625
Moneta Money Bank A/S	2,599	8,968
Total Czech		45,887
EGYPT – 0.0%(b)
Commercial International Bank Egypt SAE	18,414	72,838
Eastern Tobacco	20,281	21,533
Total Egypt		94,371

Investments	Shares	Value
COMMON STOCKS – (continued)
FINLAND – 1.1%
Elisa Oyj	934	$42,139
Fortum Oyj	2,764	56,522
Kone Oyj, Class B	2,307	116,351
Metso Oyj	772	26,551
Neste Oyj	999	106,460
Nokia Oyj	43,935	250,068
Nokian Renkaat Oyj	805	26,946
Nordea Bank Abp	150,091	1,142,153
Orion Oyj, Class B	806	30,216
Sampo Oyj, Class A	28,812	1,306,046
Stora Enso Oyj, Class R	3,409	41,663
UPM-Kymmene Oyj	3,670	107,037
Vaisala Oyj, Class A	34,540	693,540
Wartsila Oyj Abp	2,811	45,359
Total Finland		3,991,051
FRANCE – 8.6%
Accor S.A.	1,312	53,144
Aeroports de Paris	222	42,933
Air Liquide S.A.	13,222	1,681,183
Airbus SE	4,308	569,752
Alstom S.A.	1,145	49,604
Amundi S.A.	13,804	868,688
Arkema S.A.	492	46,834
Atos SE	9,400	906,823
AXA S.A.	12,887	324,248
BioMerieux	372	30,754
BNP Paribas S.A.	8,346	398,920
Bollore S.A.	7,558	34,150
Bouygues S.A.	1,523	54,413
Bureau Veritas S.A.	1,976	46,326
Capgemini SE	8,484	1,028,780
Carrefour S.A.	4,141	77,342
Casino Guichard Perrachon S.A.	797	34,554
Cie de Saint-Gobain	3,540	128,303
Cie Generale des Etablissements Michelin SCA	8,376	990,315
CNP Assurances	1,719	37,833
Coface S.A.(a)	84,275	744,940
Covivio	330	35,019
Credit Agricole S.A.	7,399	89,389
Danone S.A.	4,244	327,013
Dassault Aviation S.A.	18	26,552
Dassault Systemes SE	9,932	1,478,997

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   43

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
Edenred	1,597	$72,679
Eiffage S.A.	543	52,176
Electricite de France S.A.	4,265	58,320
Engie S.A.	12,293	183,127
EssilorLuxottica S.A.	2,533	276,695
Eurazeo S.A.	394	29,612
Eutelsat Communications S.A.	1,535	26,853
Faurecia S.A.	779	32,752
Gecina S.A.	366	54,112
Getlink S.E	3,531	53,532
Hermes International	225	148,458
ICADE	379	32,056
Iliad S.A.	241	24,196
Imerys S.A.	342	17,049
Ingenico Group S.A.	480	34,256
Ipsen S.A.	292	40,027
IPSOS	26,164	655,080
JCDecaux S.A.	1,098	33,403
Kering S.A.	605	346,930
Klepierre S.A.	1,609	56,277
L’Oreal S.A.	1,865	501,677
Lectra	32,642	789,079
Legrand S.A.	1,691	113,168
LVMH Moet Hennessy Louis Vuitton SE	6,280	2,309,922
Natixis S.A.	7,008	37,506
Orange S.A.	13,297	216,281
Pernod Ricard S.A.	1,586	284,655
Peugeot S.A.	3,877	94,548
Publicis Groupe S.A.	1,409	75,439
Remy Cointreau S.A.	224	29,876
Renault S.A.	1,228	81,149
Rexel S.A.	2,542	28,672
Robertet S.A.	1,326	809,168
Safran S.A.	24,555	3,367,325
Sanofi	27,095	2,393,210
Sartorius Stedim Biotech	181	22,923
Schneider Electric SE	3,799	298,051
SCOR SE	1,263	53,781
SEB S.A.	211	35,503
Societe BIC S.A.	303	27,004
Societe Generale S.A.	5,800	167,696
Sodexo S.A.	641	70,581
Suez	2,870	38,021
Teleperformance	405	72,780
Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
Thales S.A.	705	$84,422
TOTAL S.A.	30,210	1,678,138
Ubisoft Entertainment S.A.(a)	553	49,229
Unibail-Rodamco-Westfield	8,286	68,072
Unibail-Rodamco-Westfield	612	100,327
Valeo S.A.	1,770	51,325
Veolia Environnement S.A.	3,763	84,127
Vinci S.A.	18,593	1,808,693
Vivendi S.A.	63,816	1,849,056
Wendel S.A.	299	37,666
Total France		30,063,469
GERMANY – 5.7%
1&1 Drillisch AG	434	15,452
adidas AG	1,298	315,377
Allianz SE	3,152	701,070
AP Moller – Maersk A/S, Class A	26	31,448
AP Moller – Maersk A/S, Class B	42	53,275
Axel Springer SE	410	21,175
BASF SE	15,146	1,113,357
Bayer AG	7,277	470,187
Bayerische Motoren Werke AG	2,321	178,996
Beiersdorf AG	743	77,295
Brenntag AG	1,193	61,426
Brodrene Hartmann A/S	12,516	545,368
Carlsberg A/S, Class B	14,147	1,766,834
Chr Hansen Holding A/S	1,057	107,139
Coloplast A/S, Class B	754	82,725
Commerzbank AG(a)	7,613	58,925
Continental AG	786	118,324
Covestro AG	1,428	78,523
Daimler AG	6,279	368,021
Danske Bank A/S	5,126	89,960
Delivery Hero AG(a)	776	28,029
Demant A/S(a)	761	22,503
Deutsche Bank AG	13,963	113,713
Deutsche Boerse AG	1,358	174,117
Deutsche Lufthansa AG	1,781	39,088
Deutsche Post AG	6,902	224,527
Deutsche Telekom AG	25,552	424,069
Deutsche Wohnen SE	2,551	123,706
DSV A/S	1,351	111,727
E.ON SE	15,469	171,997
Evonik Industries AG	1,269	34,563

See Notes to Financial Statements.
44   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
GERMANY – (continued)
Fraport AG Frankfurt Airport Services Worldwide	353	$27,022
Fresenius Medical Care AG & Co. KGaA	1,547	124,772
Fresenius SE & Co. KGaA	2,969	165,725
GEA Group AG	1,312	34,365
Genmab A/S(a)	398	69,070
Gerresheimer AG	10,149	762,771
H Lundbeck A/S	494	21,377
Hannover Rueck SE	438	62,890
HeidelbergCement AG	1,110	79,888
Henkel AG & Co. KGaA	767	72,917
Hochtief AG	178	25,758
Hugo Boss AG	493	33,668
Infineon Technologies AG	8,016	159,023
Innogy SE(a)	1,168	49,984
ISS A/S	1,152	35,051
KION Group AG	550	28,744
KWS S.A.A. t SE	10,790	745,587
Lanxess AG	642	34,237
Merck KGaA	934	106,500
METRO AG	1,714	28,436
MTU Aero Engines AG	386	87,379
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,038	245,684
Novo Nordisk A/S, Class B	14,097	737,956
Novozymes A/S, Class B	1,438	66,116
Orsted A/S	1,476	111,863
OSRAM Licht AG	771	26,534
Pandora A/S	731	34,225
ProSiebenSat.1 Media SE	1,762	25,141
Puma SE	69	40,016
Royal Unibrew A/S	9,878	728,746
RWE AG	3,807	102,065
SAF-Holland S.A.	54,614	624,885
SAP SE	31,370	3,624,499
Siemens AG	5,629	605,797
Siemens Healthineers AG	1,150	47,924
Symrise AG	11,814	1,064,429
Telefonica Deutschland Holding AG	7,077	22,220
thyssenkrupp AG	3,306	45,411
Tryg A/S	966	26,504
TUI AG	3,437	32,929
Uniper SE	1,559	47,025
Investments	Shares	Value
COMMON STOCKS – (continued)
GERMANY – (continued)
United Internet AG	983	$35,870
Vestas Wind Systems A/S	1,495	125,793
Volkswagen AG	250	40,691
Vonovia SE	18,614	965,086
Wirecard AG	833	104,374
Zalando SE(a)	856	33,368
Total Germany		20,043,231
GREECE – 0.0%(b)
Alpha Bank AE(a)	7,437	10,295
Hellenic Telecommunications Organization S.A.	1,312	17,573
JUMBO S.A.	546	9,126
Motor Oil Hellas Corinth Refineries S.A.	677	15,720
OPAP S.A.	1,195	12,332
Titan Cement Co. S.A.	248	5,358
Total Greece		70,404
HONG KONG – 3.2%
AIA Group Ltd.	196,400	1,955,256
Alibaba Health Information Technology Ltd.(a)	18,000	20,798
Alibaba Pictures Group Ltd.(a)	70,000	12,395
ASM Pacific Technology Ltd.	1,600	17,845
Bank of East Asia Ltd. (The)	6,722	21,836
Beijing Enterprises Holdings Ltd.	2,500	14,172
Beijing Enterprises Water Group Ltd.(a)	30,000	18,535
BOC Hong Kong Holdings Ltd.	25,000	103,504
Brilliance China Automotive Holdings Ltd.	16,000	15,857
China Agri-Industries Holdings Ltd.	27,000	9,252
China Ding Yi Feng Holdings Ltd.(a)	8,000	23,542
China Everbright International Ltd.	17,814	18,109
China Everbright Ltd.	4,000	7,929
China First Capital Group Ltd.(a)	22,000	11,631
China Gas Holdings Ltd.	15,600	54,849
China Jinmao Holdings Group Ltd.	28,000	18,263
China Mengniu Dairy Co., Ltd.(a)	19,000	70,676
China Merchants Port Holdings Co., Ltd.	8,000	17,040

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   45

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
China Mobile Ltd.	48,500	$494,271
China Overseas Land & Investment Ltd.	26,000	98,701
China Power International Development Ltd.	49,000	12,547
China Resources Beer Holdings Co., Ltd.	12,000	50,523
China Resources Cement Holdings Ltd.	14,000	14,446
China Resources Gas Group Ltd.	10,000	47,134
China Resources Land Ltd.	18,000	80,714
China Resources Power Holdings Co., Ltd.	10,000	15,032
China State Construction International Holdings Ltd.	10,000	9,363
China Taiping Insurance Holdings Co., Ltd.	14,600	43,521
China Traditional Chinese Medicine Holdings Co., Ltd.	16,000	9,518
China Travel International Investment Hong Kong Ltd.	26,000	6,624
China Unicom Hong Kong Ltd.	44,000	55,771
CITIC Ltd.	42,000	62,706
CK Asset Holdings Ltd.	17,500	155,606
CK Hutchison Holdings Ltd.	19,500	204,813
CK Infrastructure Holdings Ltd.	3,500	28,736
CLP Holdings Ltd.	11,000	127,517
COSCO SHIPPING Ports Ltd.	8,183	8,840
Dairy Farm International Holdings Ltd.	2,300	19,297
Far East Horizon Ltd.	12,000	12,719
Fullshare Holdings Ltd.(a)	37,500	5,016
Galaxy Entertainment Group Ltd.	18,000	122,561
Guangdong Investment Ltd.	26,000	50,212
Haier Electronics Group Co., Ltd.	12,000	34,854
Hang Lung Group Ltd.	5,000	16,051
Hang Lung Properties Ltd.	11,000	26,849
Hang Seng Bank Ltd.	7,700	190,000
Henderson Land Development Co., Ltd.	9,600	61,025
HK Electric Investments & HK Electric Investments Ltd.	14,000	14,303
HKT Trust & HKT Ltd.	34,000	54,660
Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
Hong Kong & China Gas Co., Ltd.	63,500	$152,239
Hong Kong Exchanges & Clearing Ltd.	8,500	296,257
Hongkong Land Holdings Ltd.	8,900	63,279
Hutchison China MediTech Ltd., ADR(a)	300	9,174
Hysan Development Co., Ltd.	3,000	16,070
Jardine Matheson Holdings Ltd.	1,500	93,540
Jardine Strategic Holdings Ltd.	1,600	59,888
Jiayuan International Group Ltd.	8,107	4,286
Kerry Properties Ltd.	3,500	15,627
Kingboard Holdings Ltd.	3,500	12,417
Kingboard Laminates Holdings Ltd.	5,500	5,780
Kunlun Energy Co., Ltd.	18,000	18,803
Lee & Man Paper Manufacturing Ltd.	8,000	6,818
Link REIT	20,000	233,887
Mandarin Oriental International Ltd.	352,700	687,765
Melco Resorts & Entertainment Ltd., ADR	2,100	47,439
MTR Corp. Ltd.	10,549	65,310
New World Development Co., Ltd.	45,000	74,637
Nine Dragons Paper Holdings Ltd.	9,000	8,576
NWS Holdings Ltd.	8,000	17,488
PCCW Ltd.	145,000	90,141
Pico Far East Holdings Ltd.	1,758,000	714,402
Power Assets Holdings Ltd.	10,000	69,363
Shanghai Industrial Holdings Ltd.	3,000	7,062
Shangri-La Asia Ltd.	6,000	8,530
Shenzhen International Holdings Ltd.	7,000	14,856
Shenzhen Investment Ltd.	34,000	12,994
Shimao Property Holdings Ltd.	6,500	20,328
Sino Biopharmaceutical Ltd.	50,000	45,605
Sino Land Co., Ltd.	24,518	47,412
Sitoy Group Holdings Ltd.	2,685,000	601,991
SJM Holdings Ltd.	11,000	12,555

See Notes to Financial Statements.
46   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
SmarTone Telecommunications Holdings Ltd.	609,000	$661,758
SSY Group Ltd.	8,000	7,440
Sun Art Retail Group Ltd.	13,000	12,669
Sun Hung Kai Properties Ltd.	11,000	188,753
Swire Pacific Ltd., Class A	4,500	57,898
Swire Properties Ltd.	6,200	26,656
Techtronic Industries Co., Ltd.	88,000	591,341
Towngas China Co., Ltd.(a)	11,000	8,646
Vinda International Holdings Ltd.	382,000	738,700
Wasion Holdings Ltd.	1,190,000	623,049
WH Group Ltd.	59,500	63,669
Wharf Holdings Ltd. (The)	7,000	21,134
Wharf Real Estate Investment Co., Ltd.	10,000	74,459
Wheelock & Co., Ltd.	8,000	58,599
Yue Yuen Industrial Holdings Ltd.	4,000	13,758
Yuexiu Property Co., Ltd.	34,000	8,186
Total Hong Kong		11,236,653
HUNGARY – 0.0%(b)
MOL Hungarian Oil & Gas PLC	1,974	22,596
OTP Bank Nyrt	1,915	84,260
Richter Gedeon Nyrt	748	14,105
Total Hungary		120,961
INDIA – 1.7%
Dr Reddy’s Laboratories Ltd., ADR	6,000	243,000
GAIL India Ltd., GDR	8,000	244,800
ICICI Bank Ltd., ADR	227,400	2,606,004
Infosys Ltd., ADR	40,000	437,200
Larsen & Toubro Ltd., GDR	19,766	393,739
Mahindra & Mahindra Ltd., GDR	26,815	265,469
Reliance Industries Ltd., GDR	14,000	561,400
State Bank of India, GDR(a)	6,000	277,500
Tata Motors Ltd., ADR(a)	12,000	150,720
Tata Steel Ltd., GDR	27,000	199,800
Vedanta Ltd., ADR	18,000	190,080
Wipro Ltd., ADR	53,333	212,265
Total India		5,781,977

Investments	Shares	Value
COMMON STOCKS – (continued)
INDONESIA – 0.5%
Adaro Energy Tbk PT	77,000	$7,273
Astra International Tbk PT	144,700	74,433
Bank Central Asia Tbk PT	95,200	185,520
Bank Danamon Indonesia Tbk PT	18,000	11,756
Bank Mandiri Persero Tbk PT	135,400	70,838
Bank Negara Indonesia Persero Tbk PT	39,900	26,338
Bank Rakyat Indonesia Persero Tbk PT	390,900	113,097
Charoen Pokphand Indonesia Tbk PT	67,200	30,202
Gudang Garam Tbk PT	5,000	29,213
Hanjaya Mandala Sampoerna Tbk PT	49,800	13,114
Indah Kiat Pulp & Paper Corp. Tbk PT	16,200	9,784
Indocement Tunggal Prakarsa Tbk PT	9,900	15,225
Indofood CBP Sukses Makmur Tbk PT	12,500	8,186
Indofood Sukses Makmur Tbk PT	23,500	10,521
Kalbe Farma Tbk PT	112,900	12,051
Perusahaan Gas Negara Persero Tbk	58,400	9,638
Semen Indonesia Persero Tbk PT	15,900	15,576
Surya Citra Media Tbk PT	31,300	3,638
Telekomunikasi Indonesia Persero Tbk PT	353,400	98,029
Telekomunikasi Indonesia Persero Tbk PT, ADR	34,400	944,624
Unilever Indonesia Tbk PT	28,700	99,211
United Tractors Tbk PT	9,000	17,096
Total Indonesia		1,805,363
IRELAND – 2.0%
Accenture PLC, Class A	8,600	1,513,772
AerCap Holdings N.V.(a)	1,000	46,540
CRH PLC	7,709	238,464
DCC PLC	752	64,986
Grafton Group PLC, (Unit)	74,200	782,315
Irish Continental Group PLC, (Unit)	132,951	724,810
James Hardie Industries PLC	3,662	47,168

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   47

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
IRELAND – (continued)
Kerry Group PLC, Class A	1,464	$162,582
Medtronic PLC	27,300	2,486,484
Paddy Power Betfair PLC	632	48,936
Ryanair Holdings PLC, ADR(a)	12,540	939,747
Total Ireland		7,055,804
ISLE OF MAN – 0.0%(b)
GVC Holdings PLC	4,004	29,152
ISRAEL – 0.4%
Azrieli Group Ltd.	494	29,252
Bank Hapoalim BM	7,587	50,189
Bank Leumi Le-Israel BM	138,559	904,375
Bezeq The Israeli Telecommunication Corp. Ltd.	28,375	20,348
Check Point Software Technologies Ltd.(a)	900	113,841
Elbit Systems Ltd.	126	16,250
Israel Chemicals Ltd.	3,764	19,563
Mizrahi Tefahot Bank Ltd.	2,058	42,264
Nice Ltd.(a)	325	38,274
Teva Pharmaceutical Industries Ltd., ADR(a)	7,400	116,032
Total Israel		1,350,388
ITALY – 0.9%
Assicurazioni Generali SpA	8,304	153,698
Atlantia SpA	3,697	95,757
Banca IFIS SpA	33,261	548,838
Biesse SpA	30,229	657,164
Davide Campari-Milano SpA	4,870	47,801
Enel SpA	56,620	362,281
Eni SpA	17,738	313,467
Ferrari N.V.	896	120,108
Intesa Sanpaolo SpA	112,684	274,421
Leonardo SpA	3,508	40,768
Mediobanca Banca di Credito Finanziario SpA	4,838	50,265
Moncler SpA	1,412	56,894
Pirelli & C SpA(a)	3,701	23,822
Poste Italiane SpA	4,376	42,569
Prysmian SpA	1,853	35,056
Recordati SpA	918	35,743
Snam SpA	16,813	86,360
Telecom Italia SpA/Milano(a)	87,857	54,638
Telecom Italia SpA/Milano	52,245	29,678
Investments	Shares	Value
COMMON STOCKS – (continued)
ITALY – (continued)
Terna Rete Elettrica Nazionale SpA	10,390	$65,827
UniCredit SpA	14,198	182,009
Total Italy		3,277,164
JAPAN – 14.7%
ABC-Mart, Inc.	300	17,838
Acom Co., Ltd.	3,800	13,543
Aeon Co., Ltd.	4,200	87,786
AEON Financial Service Co., Ltd.	900	18,296
Aeon Mall Co., Ltd.	900	14,779
AGC, Inc.	1,100	38,509
Air Water, Inc.	1,100	15,920
Aisin Seiki Co., Ltd.	1,000	35,685
Ajinomoto Co., Inc.	2,900	46,288
Alfresa Holdings Corp.	1,300	36,948
Alps Electric Co., Ltd.	1,100	22,927
Amada Holdings Co., Ltd.	2,400	23,712
ANA Holdings, Inc.	800	29,299
Aozora Bank Ltd.	800	19,749
Ariake Japan Co., Ltd.	14,500	774,520
Asahi Group Holdings Ltd.	2,500	111,206
Asahi Intecc Co., Ltd.	600	28,151
Asahi Kasei Corp.	8,600	88,615
Asics Corp.	1,200	16,079
Astellas Pharma, Inc.	70,200	1,050,498
Bandai Namco Holdings, Inc.	1,700	79,608
Bank of Kyoto Ltd. (The)	400	16,710
Benesse Holdings, Inc.	600	15,564
Bridgestone Corp.	5,100	196,306
Brother Industries Ltd.	1,500	27,718
Calbee, Inc.	600	16,144
Canon, Inc.	6,500	188,437
Casio Computer Co., Ltd.	1,400	18,253
Central Japan Railway Co.	1,000	231,977
Chiba Bank Ltd. (The)	3,700	20,064
Chubu Electric Power Co., Inc.	3,800	59,265
Chugai Pharmaceutical Co., Ltd.	1,500	102,996
Chugoku Electric Power Co., Inc. (The)	2,000	24,921
Coca-Cola Bottlers Japan Holdings, Inc.	900	22,827
Concordia Financial Group Ltd.	6,500	25,043

See Notes to Financial Statements.
48   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Credit Saison Co., Ltd.	1,200	$15,830
CyberAgent, Inc.	600	24,443
Dai Nippon Printing Co., Ltd.	1,600	38,213
Dai-ichi Life Holdings, Inc.	7,200	99,915
Daicel Corp.	2,000	21,691
Daifuku Co., Ltd.	700	36,380
Daiichi Sankyo Co., Ltd.	5,000	230,082
Daikin Industries Ltd.	2,300	269,160
Daiseki Co., Ltd.	31,100	755,121
Daito Trust Construction Co., Ltd.	500	69,611
Daiwa House Industry Co., Ltd.	70,000	2,222,593
Daiwa House REIT Investment Corp.	12	26,603
Daiwa Securities Group, Inc.	10,000	48,633
DeNA Co., Ltd.	900	13,537
Denso Corp.	3,000	116,855
Dentsu, Inc.	1,300	54,836
Disco Corp.	200	28,458
East Japan Railway Co.	2,500	240,909
Eisai Co., Ltd.	1,700	95,300
Electric Power Development Co., Ltd.	1,000	24,326
EPS Holdings, Inc.	41,000	682,902
FamilyMart UNY Holdings Co., Ltd.	2,000	50,907
FANUC Corp.	1,300	221,456
Fast Retailing Co., Ltd.	500	234,729
Fuji Electric Co., Ltd.	800	22,665
FUJIFILM Holdings Corp.	2,600	118,094
Fujitec Co., Ltd.	57,000	630,019
Fujitsu Ltd.	2,100	151,318
Fukuoka Financial Group, Inc.	1,000	22,160
Hakuhodo DY Holdings, Inc.	1,600	25,668
Hamamatsu Photonics KK	900	34,756
Hankyu Hanshin Holdings, Inc.	1,400	52,423
Hikari Tsushin, Inc.	200	37,842
Hino Motors Ltd.	6,700	56,342
Hirose Electric Co., Ltd.	200	20,987
Hisamitsu Pharmaceutical Co., Inc.	400	18,370
Hitachi Chemical Co., Ltd.	900	19,912
Hitachi Construction Machinery Co., Ltd.	800	21,200
Hitachi High-Technologies Corp.	500	20,459
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Hitachi Ltd.	8,700	$281,417
Hitachi Metals Ltd.	1,700	19,726
Honda Motor Co., Ltd.	11,300	305,364
Hoshizaki Corp.	10,900	674,673
Hoya Corp.	2,800	184,654
Hulic Co., Ltd.	2,200	21,557
Idemitsu Kosan Co., Ltd.	900	30,087
IHI Corp.	1,000	23,992
Iida Group Holdings Co., Ltd.	1,100	19,900
Inpex Corp.	6,100	58,094
Isetan Mitsukoshi Holdings Ltd.	2,300	23,222
Isuzu Motors Ltd.	3,500	45,917
ITOCHU Corp.	12,300	222,239
J Front Retailing Co., Ltd.	1,700	20,201
Japan Airlines Co., Ltd.	800	28,144
Japan Airport Terminal Co., Ltd.	400	16,873
Japan Exchange Group, Inc.	3,100	55,186
Japan Post Bank Co., Ltd.	2,800	30,544
Japan Post Holdings Co., Ltd.	10,600	123,952
Japan Prime Realty Investment Corp.	6	24,686
Japan Real Estate Investment Corp.	8	47,135
Japan Retail Fund Investment Corp.	18	36,169
Japan Tobacco, Inc.	9,200	227,862
JFE Holdings, Inc.	2,800	47,458
JGC Corp.	1,400	18,582
JSR Corp.	1,400	21,676
JTEKT Corp.	5,000	61,445
JXTG Holdings, Inc.	21,600	98,713
Kajima Corp.	3,000	44,230
Kakaku.com, Inc.	1,000	19,192
Kamigumi Co., Ltd.	900	20,821
Kaneka Corp.	400	14,960
Kansai Electric Power Co., Inc. (The)	5,400	79,516
Kansai Paint Co., Ltd.	1,100	20,952
Kao Corp.	19,800	1,557,488
Kawasaki Heavy Industries Ltd.	1,000	24,632
KDDI Corp.	49,400	1,063,061
Keihan Holdings Co., Ltd.	700	29,401
Keikyu Corp.	1,600	27,112

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   49

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Keio Corp.	600	$38,708
Keisei Electric Railway Co., Ltd.	900	32,645
Keyence Corp.	700	435,613
Kikkoman Corp.	900	44,095
Kintetsu Group Holdings Co., Ltd.	1,000	46,558
Kintetsu World Express, Inc.	42,200	641,967
Kirin Holdings Co., Ltd.	5,600	133,520
Kobayashi Pharmaceutical Co., Ltd.	300	25,282
Kobe Steel Ltd.	2,400	17,995
Koito Manufacturing Co., Ltd.	700	39,601
Komatsu Ltd.	6,100	141,478
Konami Holdings Corp.	600	26,013
Konica Minolta, Inc.	3,200	31,443
Kose Corp.	200	36,687
Kubota Corp.	54,900	792,318
Kuraray Co., Ltd.	1,900	24,138
Kurita Water Industries Ltd.	700	17,855
Kyocera Corp.	2,200	129,026
Kyowa Hakko Kirin Co., Ltd.	1,700	36,967
Kyushu Electric Power Co., Inc.	2,300	27,124
Kyushu Railway Co.	1,100	36,127
Lawson, Inc.	300	16,620
LINE Corp.(a)	500	17,617
Lion Corp.	1,600	33,637
LIXIL Group Corp.	1,700	22,671
M3, Inc.	2,600	43,564
Makita Corp.	40,800	1,419,146
Mani, Inc.	18,200	888,406
Marubeni Corp.	9,500	65,573
Marui Group Co., Ltd.	46,100	929,654
Maruichi Steel Tube Ltd.	500	14,549
Mazda Motor Corp.	3,500	39,112
McDonald’s Holdings Co. Japan Ltd.	400	18,479
Mebuki Financial Group, Inc.	5,400	13,789
Medipal Holdings Corp.	1,200	28,476
MEIJI Holdings Co., Ltd.	900	73,004
Minebea Mitsumi, Inc.	2,500	37,512
MISUMI Group, Inc.	1,700	42,212
Mitsubishi Chemical Holdings Corp.	7,700	54,149
Mitsubishi Corp.	11,200	310,645
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Mitsubishi Electric Corp.	18,900	$242,581
Mitsubishi Estate Co., Ltd.	7,900	142,953
Mitsubishi Gas Chemical Co., Inc.	1,200	17,096
Mitsubishi Heavy Industries Ltd.	2,100	87,123
Mitsubishi Materials Corp.	800	21,092
Mitsubishi Motors Corp.	4,400	23,344
Mitsubishi Tanabe Pharma Corp.	1,700	22,686
Mitsubishi UFJ Financial Group, Inc.	90,600	449,608
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,200	16,284
Mitsui & Co., Ltd.	11,000	170,563
Mitsui Chemicals, Inc.	1,200	28,920
Mitsui Fudosan Co., Ltd.	6,100	153,147
Mitsui OSK Lines Ltd.	800	17,187
Mizuho Financial Group, Inc.	194,600	300,776
MonotaRO Co., Ltd.	800	17,764
MS&AD Insurance Group Holdings, Inc.	3,300	100,343
Murata Manufacturing Co., Ltd.	4,500	223,802
Nabtesco Corp.	800	23,279
Nagoya Railroad Co., Ltd.	1,200	33,186
NEC Corp.	1,600	54,065
Nexon Co., Ltd.(a)	80,000	1,251,647
NGK Insulators Ltd.	1,800	26,116
NGK Spark Plug Co., Ltd.	1,100	20,386
NH Foods Ltd.	700	25,169
Nidec Corp.	11,000	1,391,997
Nikon Corp.	2,100	29,578
Nintendo Co., Ltd.	800	227,808
Nippon Building Fund, Inc.	8	54,137
Nippon Electric Glass Co., Ltd.	700	18,537
Nippon Express Co., Ltd.	500	27,790
Nippon Paint Holdings Co., Ltd.	900	35,324
Nippon Prologis REIT, Inc.	12	25,531
Nippon Steel & Sumitomo Metal Corp.	5,200	91,679
Nippon Telegraph & Telephone Corp.	5,500	233,389
Nippon Yusen KK	1,100	16,099

See Notes to Financial Statements.
50   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Nissan Chemical Industries Ltd.	800	$36,597
Nissan Motor Co., Ltd.	15,400	126,196
Nisshin Seifun Group, Inc.	1,400	32,085
Nissin Foods Holdings Co., Ltd.	400	27,429
Nitori Holdings Co., Ltd.	500	64,513
Nitto Denko Corp.	1,000	52,468
Nomura Holdings, Inc.	23,800	85,940
Nomura Real Estate Holdings, Inc.	1,000	19,174
Nomura Real Estate Master Fund, Inc.	25	36,813
Nomura Research Institute Ltd.	700	31,769
NSK Ltd.	8,500	79,532
NTT Data Corp.	4,000	44,067
NTT DOCOMO, Inc.	10,600	234,466
Obayashi Corp.	4,100	41,211
Obic Co., Ltd.	400	40,278
Odakyu Electric Railway Co., Ltd.	1,900	45,996
Oji Holdings Corp.	7,900	48,970
Olympus Corp.	8,800	95,440
Omron Corp.	1,200	56,086
Ono Pharmaceutical Co., Ltd.	2,200	43,055
Oracle Corp. Japan	300	20,112
Oriental Land Co., Ltd.	1,400	158,784
ORIX Corp.	58,600	840,429
Osaka Gas Co., Ltd.	2,300	45,323
Otsuka Corp.	700	26,117
Otsuka Holdings Co., Ltd.	2,700	105,949
Pan Pacific International Holdings Corp.	17,986	1,189,546
Panasonic Corp.	14,600	125,700
Park24 Co., Ltd.	800	17,345
Persol Holdings Co., Ltd.	1,300	21,020
Pigeon Corp.	800	32,663
Pola Orbis Holdings, Inc.	600	19,110
Rakuten, Inc.	5,000	47,280
Recruit Holdings Co., Ltd.	9,600	273,803
Renesas Electronics Corp.(a)	5,200	24,022
Resona Holdings, Inc.	12,700	54,969
Ricoh Co., Ltd.	4,400	45,933
Rinnai Corp.	300	21,195
Rion Co., Ltd.	42,200	776,376
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Rohm Co., Ltd.	600	$37,355
Ryohin Keikaku Co., Ltd.	200	50,600
Sakata Seed Corp.	21,100	716,787
Sankyo Co., Ltd.	400	15,231
Santen Pharmaceutical Co., Ltd.	2,400	35,709
SBI Holdings, Inc.	1,400	31,150
Secom Co., Ltd.	2,000	171,109
Sega Sammy Holdings, Inc.	1,300	15,319
Seibu Holdings, Inc.	1,600	27,964
Seiko Epson Corp.	1,900	29,058
Sekisui Chemical Co., Ltd.	2,400	38,524
Sekisui House Ltd.	3,700	61,160
Seven & i Holdings Co., Ltd.	5,400	203,468
Seven Bank Ltd.	5,200	15,342
SG Holdings Co., Ltd.	800	23,279
Sharp Corp.	1,200	13,188
Shimadzu Corp.	1,300	37,535
Shimamura Co., Ltd.	200	16,909
Shimano, Inc.	500	81,205
Shimizu Corp.	3,600	31,248
Shin-Etsu Chemical Co., Ltd.	16,100	1,348,083
Shinsei Bank Ltd.	35,300	501,647
Shionogi & Co., Ltd.	1,900	117,466
Shiseido Co., Ltd.	3,500	252,229
Shizuoka Bank Ltd. (The)	2,800	21,297
SHO-BOND Holdings Co., Ltd.	11,000	733,466
Showa Denko KK	1,000	35,099
Showa Shell Sekiyu KK(a)	1,400	19,189
SMC Corp.	400	149,887
Softbank Corp.	13,700	154,145
SoftBank Group Corp.	6,200	601,092
Sohgo Security Services Co., Ltd.	500	21,745
Sompo Holdings, Inc.	2,300	85,044
Sony Corp.	29,500	1,236,376
Sony Financial Holdings, Inc.	1,200	22,608
Stanley Electric Co., Ltd.	800	21,474
Subaru Corp.	4,200	95,592
SUMCO Corp.	1,600	17,771
Sumitomo Chemical Co., Ltd.	9,000	41,821
Sumitomo Corp.	7,600	104,986
Sumitomo Dainippon Pharma Co., Ltd.	1,200	29,635
Sumitomo Electric Industries Ltd.	9,000	119,250

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   51

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Sumitomo Heavy Industries Ltd.	800	$25,877
Sumitomo Metal Mining Co., Ltd.	1,400	41,307
Sumitomo Mitsui Financial Group, Inc.	47,600	1,664,690
Sumitomo Mitsui Trust Holdings, Inc.	2,600	93,274
Sumitomo Realty & Development Co., Ltd.	2,500	103,447
Sumitomo Rubber Industries Ltd.	1,300	15,577
Sundrug Co., Ltd.	600	16,512
Suntory Beverage & Food Ltd.	900	42,227
Suzuken Co. Ltd/Aichi Japan	500	28,918
Suzuki Motor Corp.	22,800	1,007,619
Sysmex Corp.	1,200	72,435
T&D Holdings, Inc.	3,400	35,709
Taiheiyo Cement Corp.	800	26,635
Taisei Corp.	1,300	60,291
Taisho Pharmaceutical Holdings Co., Ltd.	300	28,557
Taiyo Nippon Sanso Corp.	1,100	16,734
Takashimaya Co., Ltd.	1,000	13,300
Takeda Pharmaceutical Co., Ltd.	11,464	467,642
Tayca Corp.	38,500	886,163
TDK Corp.	800	62,582
Teijin Ltd.	1,300	21,418
Terumo Corp.	4,200	128,088
THK Co., Ltd.	800	19,735
Tobu Railway Co., Ltd.	1,200	34,594
Toho Co., Ltd.	800	32,085
Toho Gas Co., Ltd.	600	26,906
Tohoku Electric Power Co., Inc.	2,800	35,673
Tokio Marine Holdings, Inc.	4,900	237,064
Tokyo Century Corp.	300	13,033
Tokyo Electric Power Co. Holdings, Inc.(a)	9,000	56,844
Tokyo Electron Ltd.	1,400	202,111
Tokyo Gas Co., Ltd.	2,400	64,824
Tokyu Corp.	3,100	54,067
Tokyu Fudosan Holdings Corp.	3,600	21,503
Toppan Printing Co., Ltd.	1,500	22,616
Toray Industries, Inc.	108,300	690,763
Toshiba Corp.	5,400	171,750
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Tosoh Corp.	1,600	$24,845
TOTO Ltd.	900	38,126
Toyo Seikan Group Holdings Ltd.	1,200	24,546
Toyo Suisan Kaisha Ltd.	700	26,622
Toyoda Gosei Co., Ltd.	600	12,690
Toyota Industries Corp.	900	45,069
Toyota Motor Corp.	16,700	977,469
Toyota Tsusho Corp.	1,300	42,285
Transcosmos, Inc.	31,600	615,577
Trend Micro, Inc.	700	34,043
Tsubakimoto Chain Co.	18,700	666,471
Tsuruha Holdings, Inc.	300	24,362
Unicharm Corp.	2,900	95,847
United Urban Investment Corp.	20	31,562
USS Co., Ltd.	1,500	27,799
Welcia Holdings Co., Ltd.	300	10,164
West Japan Railway Co.	1,000	75,241
Yahoo Japan Corp.	20,100	49,148
Yakult Honsha Co., Ltd.	1,700	118,722
Yamada Denki Co., Ltd.	4,700	23,154
Yamaguchi Financial Group, Inc.	2,000	16,927
Yamaha Corp.	18,400	918,091
Yamaha Motor Co., Ltd.	1,800	35,259
Yamato Holdings Co., Ltd.	1,900	49,013
Yamazaki Baking Co., Ltd.	900	14,584
Yaskawa Electric Corp.	2,000	62,709
Yokogawa Electric Corp.	1,600	33,074
Yokohama Rubber Co., Ltd. (The)	900	16,696
ZOZO, Inc.	1,200	22,586
Total Japan		51,671,734
LUXEMBOURG – 0.1%
ArcelorMittal	4,768	96,583
Aroundtown S.A.	6,017	49,609
Eurofins Scientific SE	90	37,253
Millicom International Cellular S.A.	354	21,494
Reinet Investments SCA	1,198	20,491
RTL Group S.A.	357	19,503
SES S.A.	2,751	42,786
Tenaris S.A.	3,769	52,912
Total Luxembourg		340,631

See Notes to Financial Statements.
52   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
MACAU – 0.0%(b)
MGM China Holdings Ltd.	5,200	$10,877
Sands China Ltd.	16,800	84,429
Wynn Macau Ltd.	14,400	33,936
Total Macau		129,242
MALAYSIA – 0.2%
AirAsia Group Bhd	8,000	5,212
Alliance Bank Malaysia Bhd	5,400	5,410
AMMB Holdings Bhd	8,900	9,941
Axiata Group Bhd	14,500	14,740
CIMB Group Holdings Bhd	25,306	31,923
Dialog Group Bhd	16,600	12,890
DiGi.Com Bhd	16,600	18,501
Gamuda Bhd	9,200	6,490
Genting Bhd	12,400	20,168
Genting Malaysia Bhd	15,900	12,463
HAP Seng Consolidated Bhd	21,200	51,410
Hartalega Holdings Bhd	7,100	8,052
Hong Leong Bank Bhd	3,500	17,404
Hong Leong Financial Group Bhd	1,200	5,638
IHH Healthcare Bhd	11,000	15,547
IJM Corp. Bhd	15,500	8,429
IOI Corp. Bhd	11,800	12,891
Kuala Lumpur Kepong Bhd	2,600	15,794
Malayan Banking Bhd	41,862	95,055
Malaysia Airports Holdings Bhd	4,400	7,803
Maxis Bhd	10,500	13,786
MISC Bhd	7,200	11,799
Nestle Malaysia Bhd	300	10,787
Petronas Chemicals Group Bhd	21,900	49,137
Petronas Dagangan Bhd	1,300	7,961
Petronas Gas Bhd	3,700	15,969
PPB Group Bhd	3,000	13,462
Press Metal Aluminium Holdings Bhd	7,100	7,843
Public Bank Bhd	27,100	153,738
RHB Bank Bhd	4,300	6,004
Sime Darby Bhd	12,700	6,937
Sime Darby Plantation Bhd	12,700	15,616
SP Setia Bhd Group	8,000	4,448
Telekom Malaysia Bhd	6,000	4,703
Tenaga Nasional Bhd	23,100	71,634
Investments	Shares	Value
COMMON STOCKS – (continued)
MALAYSIA – (continued)
Top Glove Corp. Bhd	8,400	$9,506
YTL Corp. Bhd	23,400	6,076
Total Malaysia		785,167
MEXICO – 0.5%
Alfa S.A.B. de C.V., Class A	23,600	25,022
Alsea S.A.B. de C.V.	7,000	14,656
America Movil S.A.B. de C.V., Series L	248,400	177,499
Arca Continental S.A.B. de C.V.	6,200	34,497
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, Class B	15,060	20,569
Cemex S.A.B. de C.V., (Unit)(a)	125,700	58,672
Coca-Cola Femsa S.A.B. de C.V., Series L	4,100	27,092
El Puerto de Liverpool S.A.B. de C.V.	1,000	6,312
Fibra Uno Administracion S.A. de C.V.	24,300	33,489
Fomento Economico Mexicano S.A.B. de C.V.	13,900	128,128
Fresnillo PLC	2,783	31,564
Genomma Lab Internacional S.A.B. de C.V., Class B(a)	1,040,200	751,335
Gruma S.A.B. de C.V., Class B	1,820	18,639
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,800	24,823
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,610	26,018
Grupo Bimbo S.A.B. de C.V., Series A	13,100	27,327
Grupo Carso S.A.B. de C.V., Series A1	2,400	9,396
Grupo Financiero Banorte S.A.B. de C.V.	19,700	107,024
Grupo Financiero Inbursa S.A.B. de C.V.	18,100	25,047
Grupo Mexico S.A.B. de C.V., Series B	20,400	55,850
Grupo Televisa S.A.B., Series CPO, UNIT	16,000	35,363
Industrias Penoles S.A.B. de C.V.	745	9,297

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   53

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
MEXICO – (continued)
Infraestructura Energetica Nova S.A.B. de C.V.	2,900	$11,654
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(a)	17,200	29,118
Megacable Holdings S.A.B. de C.V., (Unit)	3,400	15,768
Mexichem S.A.B. de C.V.	8,400	20,080
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,220	12,097
Wal-Mart de Mexico S.A.B. de C.V.	38,600	103,191
Total Mexico		1,839,527
NETHERLANDS – 4.1%
ABN AMRO Group N.V.	39,967	901,143
Aegon N.V.	12,692	60,992
Akzo Nobel N.V.	10,583	937,728
ASML Holding N.V.	3,255	610,497
Corbion N.V.	23,427	704,284
EXOR N.V.	852	55,337
Heineken Holding N.V.	782	78,335
Heineken N.V.	13,793	1,455,634
ING Groep N.V.	30,081	363,889
Koninklijke Ahold Delhaize N.V.	8,392	223,341
Koninklijke DSM N.V.	11,474	1,250,543
Koninklijke KPN N.V.	23,589	74,779
Koninklijke Philips N.V.	6,580	268,045
Koninklijke Vopak N.V.	650	31,105
NN Group N.V.	2,128	88,394
NXP Semiconductors N.V.	2,300	203,297
QIAGEN N.V.(a)	1,632	66,161
Randstad N.V.	877	42,765
Royal Dutch Shell PLC, Class A	124,555	3,915,339
Royal Dutch Shell PLC, Class B	25,456	805,007
Sligro Food Group N.V.	18,715	670,744
Wolters Kluwer N.V.	22,846	1,555,590
Total Netherlands		14,362,949
NEW ZEALAND – 0.1%
a2 Milk Co., Ltd.(a)	5,830	56,814
Auckland International Airport Ltd.	13,674	75,800
Fisher & Paykel Healthcare Corp. Ltd.	3,054	32,652
Fletcher Building Ltd.	4,568	15,398
Investments	Shares	Value
COMMON STOCKS – (continued)
NEW ZEALAND – (continued)
Meridian Energy Ltd.	26,347	$75,089
Ryman Healthcare Ltd.	2,141	17,861
Spark New Zealand Ltd.	25,366	65,642
Total New Zealand		339,256
NORWAY – 1.1%
Aker BP ASA	673	23,955
Borregaard ASA	72,804	721,713
DNB ASA	7,758	142,838
Equinor ASA	66,835	1,463,404
Gjensidige Forsikring ASA	1,071	18,502
Marine Harvest ASA(a)	2,969	66,265
Norsk Hydro ASA	9,558	38,731
Orkla ASA	6,278	48,186
Schibsted ASA, Class B	525	18,809
Telenor ASA	55,330	1,107,890
Yara International ASA	1,255	51,335
Total Norway		3,701,628
PERU – 0.1%
Cia de Minas Buenaventura S.A.A., ADR	1,000	17,280
Credicorp Ltd.	500	119,975
Southern Copper Corp.	500	19,840
Total Peru		157,095
PHILIPPINES – 0.2%
Aboitiz Equity Ventures, Inc.	10,560	11,855
Aboitiz Power Corp.	7,900	5,326
Alliance Global Group, Inc.	21,900	6,740
Ayala Corp.	5,680	101,680
Ayala Land, Inc.	65,900	56,349
Bank of the Philippine Islands	4,800	7,697
BDO Unibank, Inc.	18,170	46,299
Globe Telecom, Inc.	180	6,643
GT Capital Holdings, Inc.	481	8,533
JG Summit Holdings, Inc.	15,340	18,550
Jollibee Foods Corp.	5,270	31,815
Manila Electric Co.	1,210	8,756
Metro Pacific Investments Corp.	505,900	46,727
Metropolitan Bank & Trust Co.	14,950	22,748
PLDT, Inc.	465	10,184
SM Investments Corp.	1,290	22,945
SM Prime Holdings, Inc.	73,300	55,697
Universal Robina Corp.	4,720	13,663
Total Philippines		482,207

See Notes to Financial Statements.
54   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
POLAND – 0.1%
Alior Bank S.A.(a)	484	$7,532
Bank Handlowy w Warszawie S.A.	181	3,182
Bank Millennium S.A.(a)	3,247	7,561
Bank Polska Kasa Opieki S.A.	1,372	39,308
CCC S.A.	154	8,632
CD Projekt S.A.(a)	360	18,753
Cyfrowy Polsat S.A.(a)	3,198	21,390
Dino Polska S.A.(a)	262	8,257
Grupa Lotos S.A.	495	10,752
Jastrzebska Spolka Weglowa S.A.(a)	283	4,496
KGHM Polska Miedz S.A.(a)	749	20,874
LPP S.A.	7	15,178
mBank S.A.	79	8,749
Orange Polska S.A.(a)	3,512	4,692
PGE Polska Grupa Energetyczna S.A.(a)	4,504	11,661
Polski Koncern Naftowy ORLEN S.A.	2,121	53,939
Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,279	15,117
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,112	81,513
Powszechny Zaklad Ubezpieczen S.A.	3,236	34,135
Santander Bank Polska S.A.	186	18,458
Total Poland		394,179
PORTUGAL – 0.1%
EDP – Energias de Portugal S.A.	17,932	70,504
Galp Energia,SGPS, S.A.	5,810	93,068
Jeronimo Martins,SGPS, S.A.	2,754	40,624
Total Portugal		204,196
ROMANIA – 0.0%(b)
NEPI Rockcastle PLC	3,397	28,591
RUSSIA – 0.7%
Gazprom PJSC, ADR	36,010	162,549
LUKOIL PJSC, ADR	3,257	291,827
Magnit PJSC, GDR	1,909	26,917
MMC Norilsk Nickel PJSC, ADR	5,000	105,600
Mobile TeleSystems PJSC, ADR	2,700	20,412
Investments	Shares	Value
COMMON STOCKS – (continued)
RUSSIA – (continued)
Novatek PJSC, GDR	622	$106,611
Novolipetsk Steel PJSC, GDR	5,000	128,350
PhosAgro PJSC, GDR	624	7,819
Polyus PJSC, GDR	546	22,440
Rosneft Oil Co. PJSC, GDR	10,000	62,800
Sberbank of Russia PJSC, ADR	17,888	237,195
Severstal PJSC, GDR	8,000	124,800
Surgutneftegas OJSC, ADR	10,000	37,100
Tatneft PJSC, ADR	1,815	125,598
VTB Bank PJSC, GDR	10,000	11,420
Yandex N.V., Class A(a)	29,300	1,006,162
Total Russia		2,477,600
SINGAPORE – 1.1%
Ascendas Real Estate Investment Trust	24,400	52,392
BOC Aviation Ltd.	2,100	17,134
CapitaLand Commercial Trust	13,500	19,325
CapitaLand Ltd.	13,700	36,897
CapitaLand Mall Trust	13,300	23,357
City Developments Ltd.	2,200	14,691
ComfortDelGro Corp. Ltd.	11,600	21,997
DBS Group Holdings Ltd.	151,800	2,825,983
Genting Singapore Ltd.	32,400	24,863
Golden Agri-Resources Ltd.	37,800	7,810
Jardine Cycle & Carriage Ltd.	500	11,987
Keppel Corp. Ltd.	7,800	35,799
Oversea-Chinese Banking Corp. Ltd.	27,968	228,036
SATS Ltd.	3,600	13,574
Sembcorp Industries Ltd.	5,300	9,972
Singapore Airlines Ltd.	2,900	20,671
Singapore Exchange Ltd.	15,100	81,447
Singapore Press Holdings Ltd.	8,600	15,293
Singapore Technologies Engineering Ltd.	8,400	23,181
Singapore Telecommunications Ltd.	55,900	124,566
Suntec Real Estate Investment Trust	13,500	19,424
United Overseas Bank Ltd.	11,900	221,185
UOL Group Ltd.	2,700	13,846
Venture Corp. Ltd.	1,700	22,504
Wilmar International Ltd.	14,300	34,926
Total Singapore		3,920,860

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   55

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH AFRICA – 1.2%
Absa Group Ltd.	5,498	$57,957
Anglo American Platinum Ltd.	570	29,081
AngloGold Ashanti Ltd.	3,137	41,654
Aspen Pharmacare Holdings Ltd.	3,274	21,098
Bid Corp. Ltd.	2,641	54,545
Bidvest Group Ltd. (The)	2,755	36,947
Capitec Bank Holdings Ltd.	332	31,063
Clicks Group Ltd.	2,254	28,777
Discovery Ltd.	3,044	28,860
Exxaro Resources Ltd.	2,097	23,886
FirstRand Ltd.	24,061	104,990
Fortress REIT Ltd., Class A	11,380	14,481
Fortress REIT Ltd., Class B	9,675	7,228
Foschini Group Ltd. (The)	2,051	23,170
Gold Fields Ltd.	7,715	28,489
Growthpoint Properties Ltd.	24,095	40,780
Hyprop Investments Ltd.	2,260	11,039
Investec Ltd.	2,482	14,508
Investec PLC	5,586	32,179
Kumba Iron Ore Ltd.	653	19,474
Liberty Holdings Ltd.	1,438	10,069
Life Healthcare Group Holdings Ltd.	11,044	20,544
MMI Holdings Ltd.	10,106	11,620
Mr Price Group Ltd.	52,018	683,251
MTN Group Ltd.	12,610	77,449
MultiChoice Group Ltd.(a)	3,021	25,271
Naspers Ltd., Class N	3,173	732,765
Nedbank Group Ltd.	3,074	53,526
Netcare Ltd.	11,482	18,581
Old Mutual Ltd.	37,911	55,648
Pick n Pay Stores Ltd.	3,269	15,046
PSG Group Ltd.	1,275	23,107
Rand Merchant Investment Holdings Ltd.	6,256	14,538
Redefine Properties Ltd.	46,665	31,371
Remgro Ltd.	4,066	52,206
Resilient REIT Ltd.	3,030	11,487
RMB Holdings Ltd.	5,989	31,537
Sanlam Ltd.	259,832	1,328,265
Sappi Ltd.	4,788	22,117
Sasol Ltd.	3,989	124,408
Shoprite Holdings Ltd.	3,504	38,518
SPAR Group Ltd. (The)	1,570	20,879
Standard Bank Group Ltd.	9,249	118,735
Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH AFRICA – (continued)
Telkom S.A. SOC Ltd.	3,263	$16,491
Tiger Brands Ltd.	1,437	26,392
Truworths International Ltd.	3,619	17,404
Vodacom Group Ltd.	4,845	37,417
Woolworths Holdings Ltd.	8,431	27,159
Total South Africa		4,296,007
SOUTH KOREA – 2.4%
Amorepacific Corp.	266	44,173
AMOREPACIFIC Group	166	10,178
BGF retail Co., Ltd.	45	8,662
BNK Financial Group, Inc.	1,496	8,804
Celltrion Healthcare Co., Ltd.(a)	478	28,130
Celltrion Pharm, Inc.(a)	88	4,295
Celltrion, Inc.(a)	556	88,658
Cheil Worldwide, Inc.	396	8,443
Choong Ang Vaccine Laboratory	40,769	655,479
CJ CheilJedang Corp.	47	13,374
CJ Corp.	84	9,213
CJ ENM Co., Ltd.	62	12,727
CJ Logistics Corp.(a)	46	6,707
Coway Co., Ltd.	459	38,213
Daelim Industrial Co., Ltd.	160	13,588
Daewoo Engineering & Construction Co., Ltd.(a)	954	4,270
DB Insurance Co., Ltd.	284	17,189
DGB Financial Group, Inc.	970	6,982
Doosan Bobcat, Inc.	201	5,472
E-MART, Inc.	120	18,183
Fila Korea Ltd.	320	21,989
GS Engineering & Construction Corp.	288	10,809
GS Holdings Corp.	293	13,629
GS Retail Co., Ltd.	155	5,346
Hana Financial Group, Inc.	2,087	66,925
Hankook Tire Co., Ltd.	426	14,055
Hanmi Pharm Co., Ltd.	36	14,462
Hanmi Science Co., Ltd.	74	5,046
Hanon Systems	1,072	10,719
Hanwha Chemical Corp.	615	11,324
Hanwha Corp.	237	6,347
Hanwha Life Insurance Co., Ltd.	1,744	6,146
HDC Hyundai Development Co-Engineering & Construction	202	9,022

See Notes to Financial Statements.
56   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – (continued)
HLB, Inc.(a)	361	$25,443
Hotel Shilla Co., Ltd.	180	15,128
Hyundai Department Store Co., Ltd.	81	7,207
Hyundai Engineering & Construction Co., Ltd.	447	21,029
Hyundai Glovis Co., Ltd.	108	12,226
Hyundai Heavy Industries Co., Ltd.(a)	210	22,016
Hyundai Heavy Industries Holdings Co., Ltd.	56	16,429
Hyundai Marine & Fire Insurance Co., Ltd.	359	11,987
Hyundai Mobis Co., Ltd.	471	86,515
Hyundai Motor Co.	1,054	110,962
Hyundai Steel Co.	459	18,156
Industrial Bank of Korea	1,446	17,898
Kakao Corp.	262	23,890
Kangwon Land, Inc.	675	19,029
KB Financial Group, Inc.	2,701	99,583
KCC Corp.	33	9,260
Kia Motors Corp.	3,542	110,307
Korea Aerospace Industries Ltd.	419	13,049
Korea Electric Power Corp.(a)	2,166	57,055
Korea Gas Corp.	159	6,317
Korea Investment Holdings Co., Ltd.	240	13,130
Korea Zinc Co., Ltd.	49	20,073
Korean Air Lines Co., Ltd.	272	7,632
KT Corp.	180	4,345
KT&G Corp.	855	77,960
Kumho Petrochemical Co., Ltd.	105	8,806
LG Chem Ltd.	319	102,858
LG Corp.	544	37,142
LG Display Co., Ltd.(a)	1,334	22,917
LG Electronics, Inc.	863	57,097
LG Household & Health Care Ltd.	63	78,646
LG Innotek Co., Ltd.	81	8,385
LG Uplus Corp.	1,341	18,253
Lotte Chemical Corp.	98	25,081
Lotte Corp.	167	7,268
Lotte Shopping Co., Ltd.	65	10,193
Medy-Tox, Inc.	24	12,344
Mirae Asset Daewoo Co., Ltd.	2,293	14,807
Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – (continued)
NAVER Corp.	960	$104,872
NCSoft Corp.	258	112,737
Netmarble Corp.(a)	146	16,078
NH Investment & Securities Co., Ltd.	807	9,562
OCI Co., Ltd.	103	8,430
Orange Life Insurance Ltd.	188	5,962
Orion Corp/Republic of Korea	125	11,012
Ottogi Corp.	7	4,755
Pan Ocean Co., Ltd.(a)	1,380	4,997
Pearl Abyss Corp.(a)	32	4,736
POSCO	520	115,902
Posco International Corp.	283	4,425
S-1 Corp.	98	8,677
S-Oil Corp.	258	20,365
Samsung Biologics Co., Ltd.(a)	95	26,740
Samsung C&T Corp.	1,191	112,269
Samsung Card Co., Ltd.	166	5,031
Samsung Electro-Mechanics Co., Ltd.	479	44,098
Samsung Electronics Co., Ltd.	35,459	1,394,806
Samsung Electronics Co., Ltd., GDR	2,223	2,180,763
Samsung Engineering Co., Ltd.(a)	900	12,765
Samsung Fire & Marine Insurance Co., Ltd.	421	111,639
Samsung Heavy Industries Co., Ltd.(a)	2,221	16,162
Samsung Life Insurance Co., Ltd.	402	29,784
Samsung SDI Co., Ltd.	380	71,809
Samsung SDS Co., Ltd.	200	41,406
Samsung Securities Co., Ltd.	359	10,532
Shinhan Financial Group Co., Ltd.	2,920	108,043
Shinsegae, Inc.	42	12,488
SillaJen, Inc.(a)	293	16,598
SK Holdings Co., Ltd.	495	117,961
SK Hynix, Inc.	4,048	264,612
SK Innovation Co., Ltd.	447	70,687
SK Materials Co., Ltd.	4,593	686,259
SK Telecom Co., Ltd.	116	25,702
ViroMed Co., Ltd.(a)	78	19,227
Woori Financial Group, Inc.	2,715	32,888
Yuhan Corp.	51	10,783
Total South Korea		8,284,544

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   57

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SPAIN – 1.5%
Abertis Infraestructuras S.A.(a)	3,711	$76,429
ACS Actividades de Construccion y Servicios S.A.	1,796	78,894
Aena SME S.A.	452	81,379
Amadeus IT Group S.A.	3,518	281,767
Banco Bilbao Vizcaya Argentaria S.A.	162,278	927,106
Banco de Sabadell S.A.	39,184	39,023
Banco Santander S.A.	118,413	550,513
Bankia S.A.	10,032	25,995
Bankinter S.A.	5,028	38,297
CaixaBank S.A.	23,253	72,618
Enagas S.A.	1,727	50,253
Endesa S.A.	2,359	60,175
Ferrovial S.A.	3,472	81,322
Grifols S.A.	2,079	58,210
Iberdrola S.A.	42,744	375,242
Industria de Diseno Textil S.A.	8,814	259,042
Mapfre S.A.	10,164	28,002
Naturgy Energy Group S.A.	2,492	69,689
Red Electrica Corp. S.A.	66,820	1,424,152
Repsol S.A.	9,434	161,490
Siemens Gamesa Renewable Energy S.A.(a)	2,149	34,219
Telefonica S.A.	37,478	314,004
Total Spain		5,087,821
SWEDEN – 3.1%
Ahlstrom-Munksjo Oyj	45,728	700,695
Alfa Laval AB	2,085	47,857
Assa Abloy AB, Class B	134,776	2,909,398
Atlas Copco AB, Class A	4,803	128,970
Atlas Copco AB, Class B	2,589	64,075
Avanza Bank Holding AB	15,021	644,637
BioGaia AB, Class B	17,848	874,422
Boliden AB	2,928	83,331
Cloetta AB, Class B	271,981	702,090
Electrolux AB, Series B	1,916	49,233
Epiroc AB, Class A(a)	126,626	1,278,341
Epiroc AB, Class B(a)	2,089	19,997
Essity AB, Class B	4,342	125,207
Hennes & Mauritz AB, Class B	6,016	100,296
Hexagon AB, Class B	1,689	88,108
Husqvarna AB, Class B	4,077	33,301
IAR Systems Group AB	31,747	887,808
Investments	Shares	Value
COMMON STOCKS – (continued)
SWEDEN – (continued)
ICA Gruppen AB	431	$17,291
Industrivarden AB, Class C	894	18,727
Investor AB, Class B	4,211	189,641
Kinnevik AB, Class B	1,892	49,003
L E Lundbergforetagen AB, Class B	537	16,981
Lundin Petroleum AB	1,625	55,021
Sandvik AB	7,168	116,417
Securitas AB, Class B	2,506	40,498
Skandinaviska Enskilda Banken AB, Class A	10,640	92,103
Skanska AB, Class B	2,713	49,286
SKF AB, Class B	2,022	33,579
Svenska Handelsbanken AB, Class A	13,842	146,053
Swedbank AB, Class A	6,384	90,192
Swedish Match AB	1,549	78,955
Tele2 AB, Class B	3,608	48,062
Telefonaktiebolaget LM Ericsson, Class B	21,437	196,955
Telia Co. AB	20,356	91,848
Thule Group AB	32,436	732,638
Volvo AB, Class B	10,555	163,480
Total Sweden		10,964,496
SWITZERLAND – 5.8%
ABB Ltd.	15,812	297,105
Adecco Group AG	1,132	60,388
Baloise Holding AG	360	59,473
Barry Callebaut AG	19	34,308
Bobst Group S.A.	10,575	639,863
Burckhardt Compression Holding AG	2,215	602,827
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	54,391
Chocoladefabriken Lindt & Spruengli AG	1	78,232
Cie Financiere Richemont S.A.	4,309	313,909
Clariant AG(a)	1,644	34,556
Coca-Cola HBC AG(a)	1,478	50,339
Credit Suisse Group AG(a)	17,800	207,451
Dufry AG(a)	370	38,867
EMS-Chemie Holding AG	65	35,250
Ferguson PLC	19,952	1,269,179
Geberit AG	367	150,007
Givaudan S.A.	68	173,730

See Notes to Financial Statements.
58   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SWITZERLAND – (continued)
Glencore PLC(a)	79,078	$327,473
Gurit Holding AG	835	780,703
Julius Baer Group Ltd.(a)	10,591	427,894
Kuehne + Nagel International AG	388	53,227
LafargeHolcim Ltd.(a)	4,610	227,734
LEM Holding S.A.	616	791,845
Lonza Group AG(a)	523	162,192
Nestle S.A.	22,402	2,135,024
Novartis AG	66,258	6,373,278
Pargesa Holding S.A.	353	27,652
Partners Group Holding AG	208	151,235
Roche Holding AG	5,195	1,431,331
Schindler Holding AG Participation Certificates	288	59,697
Schindler Holding AG	168	34,756
SGS S.A.	55	136,872
Sika AG	925	129,217
Sonova Holding AG	386	76,367
STMicroelectronics N.V.	4,612	68,109
Straumann Holding AG	75	61,198
Swatch Group AG (The)	835	134,863
Swiss Life Holding AG	231	101,726
Swiss Prime Site AG(a)	539	47,228
Swiss Re AG	2,112	206,332
Swisscom AG	176	86,078
Temenos AG(a)	500	73,713
UBS Group AG(a)	89,972	1,090,597
Valiant Holding AG	6,543	751,714
Vifor Pharma AG	335	45,300
Zurich Insurance Group AG	1,145	379,003
Total Switzerland		20,472,233
TAIWAN – 2.7%
Acer, Inc.	19,000	12,175
Advantech Co., Ltd.	2,000	16,612
Airtac International Group	1,000	12,946
ASE Technology Holding Co., Ltd.	20,000	43,802
Asia Cement Corp.	14,000	18,215
Asustek Computer, Inc.	4,000	28,942
AU Optronics Corp.	53,000	19,518
Catcher Technology Co., Ltd.	4,000	30,759
Cathay Financial Holding Co., Ltd.	57,000	83,131
Chailease Holding Co., Ltd.	23,000	94,028
Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
Chang Hwa Commercial Bank Ltd.	34,320	$20,545
Cheng Shin Rubber Industry Co., Ltd.	12,000	16,333
Chicony Electronics Co., Ltd.	4,000	9,305
China Airlines Ltd.	22,000	7,038
China Development Financial Holding Corp.	81,000	27,070
China Life Insurance Co., Ltd.	17,000	14,424
China Steel Corp.	93,000	76,342
Chunghwa Telecom Co., Ltd.	27,000	95,926
Compal Electronics, Inc.	27,000	16,776
CTBC Financial Holding Co., Ltd.	121,000	80,286
Delta Electronics, Inc.	26,000	134,131
E.Sun Financial Holding Co., Ltd.	141,000	108,653
Eclat Textile Co., Ltd.	1,000	13,465
Eva Airways Corp.	17,720	8,682
Evergreen Marine Corp. Taiwan Ltd.	17,757	6,885
Far Eastern New Century Corp.	20,000	19,760
Far EasTone Telecommunications Co., Ltd.	10,000	24,107
Feng TAY Enterprise Co., Ltd.	2,000	14,146
First Financial Holding Co., Ltd.	123,580	84,604
Formosa Chemicals & Fibre Corp.	24,000	87,215
Formosa Petrochemical Corp.	7,000	26,233
Formosa Plastics Corp.	30,000	106,585
Formosa Taffeta Co., Ltd.	7,000	8,358
Foxconn Technology Co., Ltd.	6,000	11,973
Fubon Financial Holding Co., Ltd.	46,000	68,656
Giant Manufacturing Co., Ltd.	2,000	14,276
Globalwafers Co., Ltd.	1,000	9,831
Highwealth Construction Corp.	6,000	9,890
Hiwin Technologies Corp.	1,000	8,436
Hon Hai Precision Industry Co., Ltd.	94,600	225,600
Hotai Motor Co., Ltd.	2,000	24,497
Hua Nan Financial Holdings Co., Ltd.	118,980	74,892
Innolux Corp.	56,000	18,170

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   59

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
Inventec Corp.	17,000	$12,935
Largan Precision Co., Ltd.	1,000	149,251
Lite-On Technology Corp.	14,000	20,373
MediaTek, Inc.	9,000	82,494
Mega Financial Holding Co., Ltd.	89,000	81,000
Merida Industry Co., Ltd.	160,000	892,912
Micro-Star International Co., Ltd.	4,000	11,226
Nan Ya Plastics Corp.	36,000	92,159
Nanya Technology Corp.	7,000	13,945
Nien Made Enterprise Co., Ltd.	1,000	8,809
Novatek Microelectronics Corp.	4,000	25,697
Paiho Shih Holdings Corp.	508,000	702,980
Pegatron Corp.	12,000	20,752
Phison Electronics Corp.	1,000	9,799
Pou Chen Corp.	14,000	17,057
Powertech Technology, Inc.	5,000	11,810
President Chain Store Corp.	5,000	49,237
Quanta Computer, Inc.	16,000	30,006
Realtek Semiconductor Corp.	3,000	17,715
Ruentex Development Co., Ltd.	4,200	6,350
Ruentex Industries Ltd.	3,000	7,875
Shin Kong Financial Holding Co., Ltd.	52,748	15,540
Sinmag Equipment Corp.	163,000	634,643
SinoPac Financial Holdings Co., Ltd.	65,280	24,146
Standard Foods Corp.	4,000	6,723
Synnex Technology International Corp.	10,000	12,005
TaiMed Biologics, Inc.(a)	1,000	5,451
Taishin Financial Holding Co., Ltd.	59,527	27,136
Taiwan Business Bank	29,120	11,338
Taiwan Cement Corp.	25,000	33,460
Taiwan Cooperative Financial Holding Co., Ltd.	124,530	78,790
Taiwan High Speed Rail Corp.	14,000	16,353
Taiwan Mobile Co., Ltd.	10,000	36,177
Taiwan Semiconductor Manufacturing Co., Ltd.	185,000	1,473,613
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	32,600	1,335,296
Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
Tatung Co., Ltd.(a)	12,000	$9,461
Tong Yang Industry Co., Ltd.	507,000	650,601
TOPBI International Holdings Ltd.	254,900	717,877
Uni-President Enterprises Corp.	33,000	80,090
United Microelectronics Corp.	70,000	26,460
Vanguard International Semiconductor Corp.	6,000	12,946
Walsin Technology Corp.	2,000	12,978
Win Semiconductors Corp.	2,000	14,114
Winbond Electronics Corp.	20,000	9,572
Wistron Corp.	17,000	13,072
WPG Holdings Ltd.	10,120	13,200
Yageo Corp.	2,000	20,960
Yuanta Financial Holding Co., Ltd.	167,000	95,094
Zhen Ding Technology Holding Ltd.	3,000	9,315
Total Taiwan		9,494,011
THAILAND – 0.8%
Advanced Info Service PCL	5,600	32,469
Airports of Thailand PCL	31,100	66,639
Bangkok Bank PCL	1,300	8,480
Bangkok Dusit Medical Services PCL	20,700	16,176
Bangkok Expressway & Metro PCL	40,100	12,762
Banpu PCL	11,100	5,666
Berli Jucker PCL	6,400	9,983
BTS Group Holdings PCL	31,300	10,849
Bumrungrad Hospital PCL	1,900	10,747
Central Pattana PCL	7,200	16,619
Charoen Pokphand Foods PCL	16,100	12,937
CP ALL PCL	35,600	83,854
Delta Electronics Thailand PCL	2,700	6,041
Energy Absolute PCL	6,000	9,075
Glow Energy PCL	2,700	7,742
Home Product Center PCL	21,100	10,173
Indorama Ventures PCL	61,100	95,785
IRPC PCL	53,600	9,712
Kasikornbank PCL	3,600	21,270
Kasikornbank PCL	137,000	809,437
Krung Thai Bank PCL	102,200	61,832

See Notes to Financial Statements.
60   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
THAILAND – (continued)
Minor International PCL	12,100	$14,870
PTT Exploration & Production PCL	7,400	29,264
PTT Global Chemical PCL	12,100	25,641
PTT PCL	71,200	107,692
Robinson PCL	2,700	4,998
Sahamitr Pressure Container PCL	1,798,500	606,395
Siam Cement PCL (The)	5,500	83,536
Siam Commercial Bank PCL (The)	13,000	54,073
Thai Oil PCL	6,000	13,140
Thai Union Group PCL	10,200	6,203
True Corp. PCL	53,600	8,040
Vanachai Group PCL	3,272,691	577,503
Total Thailand		2,849,603
TURKEY – 0.1%
Akbank Turk A/S(a)	25,955	29,421
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,037	9,538
Arcelik A/S(a)	3,597	10,903
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,581	13,667
BIM Birlesik Magazalar A/S	1,857	25,379
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	10,170	2,791
Eregli Demir ve Celik Fabrikalari TAS	13,918	22,766
Ford Otomotiv Sanayi A/S	1,143	10,000
Haci Omer Sabanci Holding A/S	10,785	15,165
KOC Holding A/S	7,454	21,511
Petkim Petrokimya Holding A/S	19,800	16,123
TAV Havalimanlari Holding A/S	5,000	20,931
Tupras Turkiye Petrol Rafinerileri A/S	1,120	25,070
Turk Hava Yollari AO(a)	5,879	13,634
Turkcell Iletisim Hizmetleri A/S	10,273	22,276
Turkiye Garanti Bankasi A/S	20,042	29,979
Turkiye Halk Bankasi A/S	8,929	10,217
Turkiye Is Bankasi A/S	19,072	18,814
Turkiye Sise ve Cam Fabrikalari A/S	18,000	18,822
Total Turkey		337,007

Investments	Shares	Value
COMMON STOCKS – (continued)
UNITED ARAB EMIRATES – 0.1%
Abu Dhabi Commercial Bank PJSC	16,921	$43,671
Aldar Properties PJSC	46,778	23,051
DAMAC Properties Dubai Co. PJSC	9,715	3,571
DP World PLC	2,833	45,328
Dubai Islamic Bank PJSC	41,336	55,142
Emaar Malls PJSC	10,450	4,950
Emaar Properties PJSC	30,852	39,309
Emirates Telecommunications Group Co. PJSC	22,093	100,446
First Abu Dhabi Bank PJSC	28,553	118,623
NMC Health PLC	808	24,036
Total United Arab Emirates		458,127
UNITED STATES – 0.4%
Bausch Health Cos., Inc.(a)	2,400	59,212
Carnival PLC	1,237	60,659
International Flavors & Fragrances, Inc.	1	70
Nexteer Automotive Group Ltd.	5,000	6,178
Schlumberger Ltd.	9,600	418,272
Sensata Technologies Holding PLC(a)	18,700	841,874
Total United States		1,386,265
TOTAL COMMON STOCKS (Cost: $348,624,900)		330,218,202
PREFERRED STOCKS – 1.0%
BRAZIL – 0.3%
Banco Bradesco S.A., 2.82%	22,600	247,856
Braskem S.A., 3.84%, Class A	1,600	20,800
Centrais Eletricas Brasileiras S.A., Class B(a)	2,700	26,108
Cia Brasileira de Distribuicao, 1.95%	1,200	28,031
Cia Energetica de Minas Gerais, 4.66%	8,200	29,111
Gerdau S.A., 3.01%	7,600	29,388
Itau Unibanco Holding S.A., 4.46%	33,350	293,267
Itausa – Investimentos Itau S.A., 3.59%	28,470	87,111
Lojas Americanas S.A., 0.50%	5,800	24,842
Petroleo Brasileiro S.A., 3.37%	26,300	188,483
Telefonica Brasil S.A., 10.11%	3,100	37,609
Total Brazil		1,012,606

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   61

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
PREFERRED STOCKS – (continued)
CHILE – 0.0%(b)
Embotelladora Andina S.A., 3.82%, Class B	10,562	$38,569
Sociedad Quimica y Minera de Chile S.A., 5.16%, Class B	919	35,314
Total Chile		73,883
COLOMBIA – 0.0%(b)
Bancolombia S.A., 2.50%	3,060	38,778
Grupo Aval Acciones y Valores S.A., 3.77%	36,414	14,106
Grupo de Inversiones Suramericana S.A., 1.57%	1,128	12,171
Total Colombia		65,055
GERMANY – 0.6%
Bayerische Motoren Werke AG, 5.96%	454	29,844
Fuchs Petrolub SE, 2.31%	572	23,548
Henkel AG & Co. KGaA, 2.10%	1,257	128,314
Porsche Automobil Holding SE, 2.78%	1,143	71,724
Sartorius AG, 0.41%	283	48,539
Volkswagen AG, 2.46%	11,879	1,869,802
Total Germany		2,171,771
SOUTH KOREA – 0.1%
Amorepacific Corp., 0.92%	51	4,807
CJ Corp.(a)	12	388
Hyundai Motor Co., 2nd Preference. 4.77%	216	14,519
Hyundai Motor Co., 5.22%	137	8,352
LG Chem Ltd., 2.91%	44	8,063
Investments	Shares	Value
PREFERRED STOCKS – (continued)
SOUTH KOREA – (continued)
LG Household & Health Care Ltd., 1.13%	12	$8,838
Samsung Electronics Co., Ltd., 2.88%	7,058	225,401
Total South Korea		270,368
TOTAL PREFERRED STOCKS (Cost: $3,890,077)		3,593,683
SHORT-TERM INVESTMENTS – 4.0%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 2.27% (Cost $14,024,708)(c)	14,024,708	14,024,708
TOTAL INVESTMENTS – 99.1% (Cost: $366,539,685)		347,836,593
OTHER ASSETS AND LIABILITIES, NET – 0.9%		3,251,542
NET ASSETS – 100.0%		$351,088,135

(a)
Non-income producing.

(b)
Amount is less than 0.05%.

(c)
The rate shown is the annualized seven-day yield at March 31, 2019.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

REIT
Real Estate Investment Trust

Futures contracts open at March 31, 2019:
Description	Type	Contracts	Expiration Date	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 2.2%
MSCI EAFE Index	Long	2,550	06/21/2019	$4,759,320	$70,605
MSCI Emerging Markets Index	Long	2,650	06/21/2019	2,802,110	9,467
Total					$80,072
See Notes to Financial Statements.
62   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager International Equity Fund (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019 (see Note 2 to the Financial Statements).
	Level 1	Level 2	Level 3	Total
PFM Multi-Manager International Equity Fund
Assets:
Investments in Securities:
Common Stocks	$330,218,202	$—	$—	$330,218,202
Preferred Stocks	3,593,683	—	—	3,593,683
Money Market Fund	14,024,708	—	—	14,024,708
Total Investments in Securities	$347,836,593	$—	$—	$347,836,593
Other Financial Instruments:
Futures Contracts(a)	$80,072	$—	$—	$80,072

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   63

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS – 42.7%
BASIC MATERIALS – 1.6%
Alcoa Nederland Holding B.V., 6.13%, 5/15/28(a)	$200,000	$206,000
Aleris International, Inc., Secured Note, 10.75%, 7/15/23(a)	125,000	131,250
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(a)	200,000	193,000
Anglo American Capital PLC, 4.00%, 9/11/27(a)	200,000	194,586
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., Senior Secured Note, 8.75%, 7/15/26(a)	50,000	50,191
Big River Steel LLC/BRS Finance Corp., Senior Secured Note, 7.25%, 9/1/25(a)	100,000	104,530
Blue Cube Spinco LLC, 10.00%, 10/15/25	111,000	126,990
CF Industries, Inc., 4.95%, 6/1/43	25,000	21,438
CF Industries, Inc., 5.38%, 3/15/44	100,000	90,125
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23(a)	157,000	158,775
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	225,000	215,437
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22(b)	340,000	339,880
Coeur Mining, Inc., 5.88%, 6/1/24	125,000	120,312
Commercial Metals Co., 5.38%, 7/15/27	150,000	144,375
Consolidated Energy Finance S.A., Senior Note, 6.50%, 5/15/26(a)	200,000	199,000
Domtar Corp., 6.75%, 2/15/44	351,000	364,321
Dow Chemical Co. (The), 5.55%, 11/30/48(a)	168,000	188,918
DowDuPont, Inc., Senior Bond, 5.42%, 11/15/48	259,000	294,089
DowDuPont, Inc., Senior Note, 3.77%, 11/15/20	65,000	66,130
DowDuPont, Inc., Senior Note, 4.73%, 11/15/28	261,000	281,880
Element Solutions, Inc., 5.88%, 12/1/25(a)	100,000	100,360
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
First Quantum Minerals Ltd., 6.50%, 3/1/24(a)	$200,000	$188,000
First Quantum Minerals Ltd., 6.88%, 3/1/26(a)	200,000	185,500
Freeport-McMoRan, Inc., 4.00%, 11/14/21	150,000	150,750
Freeport-McMoRan, Inc., 5.45%, 3/15/43	175,000	153,127
Freeport-McMoRan, Inc., 6.88%, 2/15/23	100,000	106,000
Georgia-Pacific LLC, 5.40%, 11/1/20(a)	485,000	504,226
Glencore Funding LLC, 4.13%, 3/12/24(a)	265,000	267,792
Hecla Mining Co., 6.88%, 5/1/21	150,000	150,000
Hexion, Inc., Secured Note, 13.75%, 2/1/22(a)	150,000	51,750
Hexion, Inc., Senior Secured Note, 10.38%, 2/1/22(a)	50,000	41,875
Hexion, Inc./Hexion Nova Scotia Finance ULC, Secured Note, 9.00%, 11/15/20	150,000	37,500
Hudbay Minerals, Inc., 7.63%, 1/15/25(a)	100,000	102,500
International Paper Co., Senior Bond, 4.35%, 8/15/48	500,000	467,573
Inversiones CMPC S.A., 4.38%, 4/4/27(a)	500,000	502,693
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25(a)	75,000	75,750
Mercer International, Inc., Senior Note, 6.50%, 2/1/24	100,000	102,250
Mercer International, Inc., Senior Note, 7.38%, 1/15/25(a)	50,000	52,500
Mosaic Co. (The), 5.63%, 11/15/43	96,000	102,009
Mosaic Co. (The), Senior Note, 4.05%, 11/15/27	14,000	13,987
NOVA Chemicals Corp., Senior Note, 5.25%, 6/1/27(a)	100,000	98,125
RPM International, Inc., Senior Bond, 4.25%, 1/15/48	24,000	20,640
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	212,209

See Notes to Financial Statements.
64   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26(a)	$50,000	$50,500
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	104,210
Steel Dynamics, Inc., 5.13%, 10/1/21	25,000	25,219
Steel Dynamics, Inc., 5.50%, 10/1/24	100,000	103,250
Taseko Mines Ltd., Senior Secured Note, 8.75%, 6/15/22(a)	100,000	92,000
Teck Resources Ltd., 4.75%, 1/15/22	150,000	153,770
Teck Resources Ltd., 8.50%, 6/1/24(a)	175,000	187,638
Teck Resources Ltd., Senior Bond, 6.13%, 10/1/35	250,000	266,316
TPC Group, Inc., Senior Secured Note, 8.75%, 12/15/20(a)	210,000	206,850
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/1/25(a)	150,000	142,125
Tronox Finance PLC, 5.75%, 10/1/25(a)	100,000	92,750
United States Steel Corp., Senior Note, 6.88%, 8/15/25	100,000	97,750
Valvoline, Inc., 5.50%, 7/15/24	150,000	152,625
Venator Finance Sarl/Venator Materials LLC, 5.75%, 7/15/25(a)	250,000	219,375
Versum Materials, Inc., 5.50%, 9/30/24(a)	150,000	157,687
Total Basic Materials		9,230,408
COMMUNICATIONS – 3.8%
Altice France S.A., Senior Secured Note, 7.38%, 5/1/26(a)	200,000	196,000
Altice Luxembourg S.A., 7.75%, 5/15/22(a)	400,000	399,500
Amazon.com, Inc., 4.80%, 12/5/34	111,000	129,091
AMC Networks, Inc., 5.00%, 4/1/24	100,000	100,490
Anixter, Inc., 6.00%, 12/1/25(a)	25,000	26,250
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
AT&T, Inc., 3.78%, 6/12/24 (3 month USD LIBOR + 1.18%)(c)	$270,000	$267,836
AT&T, Inc., 4.30%, 2/15/30	50,000	50,643
AT&T, Inc., 4.85%, 3/1/39	880,000	884,613
AT&T, Inc., Senior Bond, 4.35%, 6/15/45	246,000	226,125
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	122,000	120,360
AT&T, Inc., Senior Bond, 4.50%, 3/9/48	260,000	244,844
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	268,000	270,990
Cablevision Systems Corp., Senior Note, 8.00%, 4/15/20	325,000	339,625
CBS Corp., 2.50%, 2/15/23	300,000	292,884
CBS Corp., 3.70%, 8/15/24	213,000	216,592
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 5/1/25(a)	150,000	154,875
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.00%, 2/1/28(a)	100,000	98,875
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 2/15/23	100,000	101,750
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 5/1/23(a)	575,000	588,507
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 9/1/23	200,000	204,000
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 2/15/26(a)	300,000	314,250
CenturyLink, Inc., Senior Bond, Series P, 7.60%, 9/15/39	75,000	65,813
CenturyLink, Inc., Senior Note, Series S, 6.45%, 6/15/21	225,000	234,281
CenturyLink, Inc., Senior Note, Series T, 5.80%, 3/15/22	25,000	25,531
CenturyLink, Inc., Senior Note, Series W, 6.75%, 12/1/23	150,000	156,563

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   65

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
CenturyLink, Inc., Series Y, 7.50%, 4/1/24	$75,000	$79,313
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	38,000	38,257
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	398,508
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.75%, 4/1/48	131,000	137,137
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	115,000	128,451
Cisco Systems, Inc., Senior Note, 2.20%, 2/28/21	779,000	773,607
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(a)	50,000	53,000
Clear Channel Worldwide Holdings, Inc., Senior Note, Series B, 6.50%, 11/15/22	375,000	382,969
Comcast Corp., 3.60%, 3/1/24	311,000	319,877
Comcast Corp., 3.90%, 3/1/38	91,000	89,558
Comcast Corp., 4.15%, 10/15/28	260,000	274,116
Comcast Corp., 4.25%, 10/15/30	90,000	95,721
Comcast Corp., 4.60%, 10/15/38	245,000	262,672
Comcast Corp., 4.70%, 10/15/48	176,000	191,682
CommScope Finance LLC, 5.50%, 3/1/24(a)	75,000	76,709
CommScope Finance LLC, 6.00%, 3/1/26(a)	75,000	77,578
CommScope Finance LLC, 8.25%, 3/1/27(a)	50,000	51,875
CommScope Technologies LLC, 6.00%, 6/15/25(a)	150,000	145,830
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47(a)	150,000	143,378
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
CSC Holdings LLC, 6.50%, 2/1/29(a)	$200,000	$212,875
CSC Holdings LLC, Senior Note, 5.13%, 12/15/21(a)	250,000	250,312
Digicel Ltd., 6.75%, 3/1/23(a)	200,000	128,000
Discovery Communications LLC, 5.00%, 9/20/37	750,000	730,232
DISH DBS Corp., 5.00%, 3/15/23	125,000	112,500
DISH DBS Corp., 5.13%, 5/1/20	100,000	100,625
DISH DBS Corp., 5.88%, 11/15/24	25,000	21,000
DISH DBS Corp., 7.75%, 7/1/26	150,000	130,500
Embarq Corp., 8.00%, 6/1/36	100,000	97,375
EW Scripps Co. (The), 5.13%, 5/15/25(a)	25,000	23,813
Fox Corp., 5.48%, 1/25/39(a)	142,000	157,502
Fox Corp., 5.58%, 1/25/49(a)	174,000	196,907
Frontier Communications Corp., 8.00%, 4/1/27(a)	100,000	103,250
Frontier Communications Corp., Senior Note, 10.50%, 9/15/22	325,000	247,813
Frontier Communications Corp., Senior Note, 11.00%, 9/15/25	150,000	98,838
Gray Television, Inc., 5.13%, 10/15/24(a)	100,000	100,250
Gray Television, Inc., 5.88%, 7/15/26(a)	122,000	124,159
Gray Television, Inc., Senior Note, 7.00%, 5/15/27(a)	150,000	159,375
Hughes Satellite Systems Corp., 6.63%, 8/1/26	150,000	147,000
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(a)	350,000	355,355
Interpublic Group of Cos., Inc. (The), 5.40%, 10/1/48	103,000	104,727
Lamar Media Corp., 5.00%, 5/1/23	100,000	101,375
Lamar Media Corp., 5.75%, 2/1/26(a)	25,000	26,125
Level 3 Financing, Inc., 5.38%, 1/15/24	150,000	152,790
Level 3 Financing, Inc., 5.63%, 2/1/23	150,000	151,688

See Notes to Financial Statements.
66   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Level 3 Parent LLC, Senior Note, 5.75%, 12/1/22	$162,000	$163,669
Match Group, Inc., 5.63%, 2/15/29(a)	50,000	50,625
Match Group, Inc., 6.38%, 6/1/24	100,000	105,125
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 8/15/23(a)	150,000	156,043
Netflix, Inc., Senior Bond, 6.38%, 5/15/29(a)	250,000	270,312
Netflix, Inc., Senior Note, 4.88%, 4/15/28	75,000	74,250
Netflix, Inc., Senior Note, 5.38%, 2/1/21	100,000	103,844
Netflix, Inc., Senior Note, 5.88%, 2/15/25	125,000	135,081
Netflix, Inc., Senior Note, 5.88%, 11/15/28(a)	25,000	26,406
Nexstar Broadcasting, Inc., 6.13%, 2/15/22(a)	155,000	157,325
Quebecor Media, Inc., Senior Note, 5.75%, 1/15/23	100,000	104,250
Radiate Holdco LLC/Radiate Finance, Inc., Senior Note, 6.63%, 2/15/25(a)	150,000	144,750
Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	150,000	151,125
Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	50,000	49,625
Sirius XM Radio, Inc., 5.00%, 8/1/27(a)	100,000	100,060
Sirius XM Radio, Inc., 6.00%, 7/15/24(a)	50,000	51,813
Sprint Capital Corp., 8.75%, 3/15/32	625,000	659,437
Sprint Communications, Inc., Senior Note, 7.00%, 8/15/20	225,000	232,313
Sprint Corp., 7.88%, 9/15/23	150,000	157,500
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Note, 3.36%, 3/20/23(a)	750,000	749,775
T-Mobile USA, Inc., 4.50%, 2/1/26	100,000	99,945
T-Mobile USA, Inc., 6.00%, 3/1/23	100,000	102,750
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
T-Mobile USA, Inc., 6.50%, 1/15/26	$200,000	$213,500
Telefonica Emisiones S.A., 4.67%, 3/6/38	270,000	258,084
Telefonica Emisiones S.A., 5.21%, 3/8/47	270,000	274,227
Univision Communications, Inc., Senior Secured Note, 6.75%, 9/15/22(a)	100,000	101,500
UPCB Finance IV Ltd., Senior Secured Note, 5.38%, 1/15/25(a)	200,000	203,000
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	500,000	506,447
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	104,000	108,339
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	400,000	427,512
Verizon Communications, Inc., Senior Bond, 5.25%, 3/16/37	376,000	423,960
Verizon Communications, Inc., Senior Note, 3.78%, 5/15/25 (3 month USD LIBOR + 1.10%)(c)	1,000,000	1,000,100
Viacom, Inc., 4.25%, 9/1/23	250,000	260,013
Viacom, Inc., Senior Bond, 5.85%, 9/1/43	125,000	135,983
ViaSat, Inc., 5.63%, 4/15/27(a)	50,000	50,881
Virgin Media Finance PLC, 5.75%, 1/15/25(a)	200,000	203,500
Walt Disney Co. (The), 6.15%, 3/1/37(a)	100,000	130,202
Warner Media LLC, 4.85%, 7/15/45	158,000	159,284
Windstream Services LLC/Windstream Finance Corp., 8.63%, 10/31/25(a)	75,000	71,156
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27(a)	150,000	149,670
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	350,000	354,375
Ziggo Bond Finance B.V., Senior Note, 6.00%, 1/15/27(a)	200,000	192,000
Total Communications		22,534,668

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   67

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – 3.7%
1011778 BC ULC/New Red Finance, Inc., Secured Note, 5.00%, 10/15/25(a)	$400,000	$395,120
Air Canada, 7.75%, 4/15/21(a)	150,000	160,687
Algeco Global Finance 2 PLC, 10.00%, 8/15/23(a)	200,000	200,000
Allison Transmission, Inc., 5.88%, 6/1/29(a)	50,000	50,563
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26	150,000	135,375
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27	100,000	90,375
American Airlines Group, Inc., 4.63%, 3/1/20(a)	150,000	150,848
American Axle & Manufacturing, Inc., 6.25%, 4/1/25	150,000	146,250
American Builders & Contractors Supply Co., Inc., 5.88%, 5/15/26(a)	150,000	152,062
Aptiv Corp., 4.15%, 3/15/24	473,000	489,340
Aramark Services, Inc., 5.00%, 2/1/28(a)	250,000	248,970
Aramark Services, Inc., 5.13%, 1/15/24	100,000	102,875
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Note, 6.75%, 8/1/25(a)	150,000	136,500
AutoNation, Inc., 3.50%, 11/15/24	175,000	169,821
Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	100,000	95,000
Beacon Roofing Supply, Inc., 6.38%, 10/1/23	100,000	104,000
Beazer Homes USA, Inc., 6.75%, 3/15/25	150,000	141,938
Beazer Homes USA, Inc., 7.25%, 2/1/23	65,000	62,400
BMW US Capital LLC, 3.10%, 4/12/21(a)	448,000	450,846
Boyd Gaming Corp., 6.00%, 8/15/26	150,000	153,750
Boyd Gaming Corp., 6.38%, 4/1/26	250,000	258,750
Boyd Gaming Corp., 6.88%, 5/15/23	350,000	363,562
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)	275,000	265,375
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Carlson Travel, Inc., 6.75%, 12/15/23(a)	$200,000	$200,000
Carvana Co., 8.88%, 10/1/23(a)	50,000	51,125
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 6/1/24	207,000	211,386
Century Communities, Inc., 6.88%, 5/15/22	200,000	203,500
Churchill Downs, Inc., 5.50%, 4/1/27(a)	50,000	50,625
Cinemark USA, Inc., 5.13%, 12/15/22	225,000	228,375
Constellation Merger Sub, Inc., Senior Note, 8.50%, 9/15/25(a)	100,000	90,500
Cumberland Farms, Inc., Senior Note, 6.75%, 5/1/25(a)	125,000	130,000
Daimler Finance North America LLC, 2.00%, 7/6/21(a)	310,000	303,293
Daimler Finance North America LLC, 3.75%, 11/5/21(a)	205,000	208,600
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26(a)	150,000	153,000
Dana, Inc., Senior Note, 6.00%, 9/15/23	250,000	256,250
Darden Restaurants, Inc., 4.55%, 2/15/48	331,000	318,242
Delta Air Lines 2015-1 Class A Pass Through Trust, Pass Through Certificates, Series 15-1, 3.88%, 1/30/29	424,355	425,203
Delta Air Lines 2019-1 Class A Pass Through Trust, Series A, 3.40%, 10/25/25	150,000	151,936
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, Senior Secured Note, 7.50%, 5/1/25(a)	150,000	147,938
Eldorado Resorts, Inc., 6.00%, 9/15/26	50,000	50,750
Eldorado Resorts, Inc., 7.00%, 8/1/23	225,000	235,442
Enterprise Development Authority (The), 12.00%, 7/15/24(a)	125,000	126,875

See Notes to Financial Statements.
68   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Envision Healthcare Corp., 8.75%, 10/15/26(a)	$250,000	$222,812
Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 6/15/23	50,000	43,625
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	170,000	133,427
Ford Motor Credit Co. LLC, 3.34%, 3/18/21	290,000	285,627
General Motors Co., Senior Bond, 6.25%, 10/2/43	250,000	250,174
General Motors Financial Co., Inc., 3.70%, 5/9/23	183,000	182,109
General Motors Financial Co., Inc., Series B, 6.50%, 9/30/28 (6.50% fixed rate until 9/30/28; 3.44% + 3 month USD LIBOR thereafter)(c)(d)	50,000	46,015
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/1/23	100,000	105,269
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	156,735
Golden Nugget, Inc., 8.75%, 10/1/25(a)	500,000	525,000
Group 1 Automotive, Inc., 5.00%, 6/1/22	100,000	100,250
H&E Equipment Services, Inc., 5.63%, 9/1/25	100,000	99,750
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26(a)	350,000	355,250
Hyundai Capital America, 3.95%, 2/1/22(a)	242,000	245,459
IRB Holding Corp., 6.75%, 2/15/26(a)	125,000	117,500
Jacobs Entertainment, Inc., 7.88%, 2/1/24(a)	150,000	157,125
JC Penney Corp., Inc., Secured Note, 8.63%, 3/15/25(a)	25,000	14,625
KB Home, 6.88%, 6/15/27	50,000	51,500
KB Home, 7.63%, 5/15/23	25,000	27,219
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24(a)	75,000	76,500
L Brands, Inc., 5.25%, 2/1/28	75,000	66,844
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
L Brands, Inc., 5.63%, 10/15/23	$150,000	$153,187
Leggett & Platt, Inc., 4.40%, 3/15/29	575,000	580,674
Lennar Corp., 5.88%, 11/15/24	150,000	160,125
Live Nation Entertainment, Inc., 5.63%, 3/15/26(a)	150,000	154,875
LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	422,000	433,077
Marriott International, Inc., Senior Note, Series Y, 3.23%, 12/1/20 (3 month USD LIBOR + 0.60%)(c)	320,000	320,435
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26(a)	125,000	130,963
Mattel, Inc., 6.75%, 12/31/25(a)	50,000	49,188
McDonald’s Corp., Senior Bond, 4.45%, 9/1/48	379,000	389,095
Meritage Homes Corp., 7.00%, 4/1/22	200,000	214,000
MGM Resorts International, 5.50%, 4/15/27	75,000	76,125
MGM Resorts International, 5.75%, 6/15/25	175,000	181,344
MGM Resorts International, 6.00%, 3/15/23	175,000	184,625
MGM Resorts International, 6.63%, 12/15/21	250,000	267,187
Mohegan Gaming & Entertainment, 7.88%, 10/15/24(a)	150,000	148,875
Navistar International Corp., Senior Note, 6.63%, 11/1/25(a)	250,000	254,062
NCL Corp. Ltd., Senior Note, 4.75%, 12/15/21(a)	125,000	126,406
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22(a)	324,000	316,302
Party City Holdings, Inc., 6.63%, 8/1/26(a)	25,000	24,875
Penske Automotive Group, Inc., 3.75%, 8/15/20	100,000	99,500
PriSo Acquisition Corp., 9.00%, 5/15/23(a)	150,000	149,250
QVC, Inc., 4.85%, 4/1/24	466,000	476,713
Rimon LLC, 2.62%, 6/25/26	445,337	446,183

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   69

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Scientific Games International, Inc., 10.00%, 12/1/22	$600,000	$631,500
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23	200,000	207,500
Shea Homes L.P./Shea Homes Funding Corp., 6.13%, 4/1/25(a)	195,000	185,737
Sonic Automotive, Inc., 5.00%, 5/15/23	150,000	144,000
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	473,625
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC, 7.00%, 7/15/26(a)	175,000	182,437
Superior Plus L.P./Superior General Partner, Inc., Senior Note, 7.00%, 7/15/26(a)	25,000	25,406
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24(a)	150,000	148,875
Tenneco, Inc., 5.38%, 12/15/24	125,000	112,500
Tesla, Inc., 5.30%, 8/15/25(a)	100,000	86,625
Titan International, Inc., 6.50%, 11/30/23	150,000	138,188
Toyota Motor Credit Corp., Senior Note, 3.45%, 9/20/23	257,000	265,008
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 6/15/24	150,000	150,563
Viking Cruises Ltd., 5.88%, 9/15/27(a)	100,000	97,250
Viking Cruises Ltd., Senior Note, 6.25%, 5/15/25(a)	150,000	152,250
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(a)	215,000	217,673
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21(a)	215,000	219,383
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	102,000	97,985
Walmart, Inc., Senior Note, 2.55%, 4/11/23	493,000	492,377
Walmart, Inc., Senior Note, 3.70%, 6/26/28	315,000	331,646
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
William Carter Co. (The), 5.63%, 3/15/27(a)	$50,000	$51,688
William Lyon Homes, Inc., 5.88%, 1/31/25	100,000	94,000
William Lyon Homes, Inc., 6.00%, 9/1/23	75,000	72,563
Williams Scotsman International, Inc., 6.88%, 8/15/23(a)	200,000	200,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(a)	100,000	94,625
Wynn Macau Ltd., Senior Note, 5.50%, 10/1/27(a)	200,000	191,500
Total Consumer, Cyclical		21,732,232
CONSUMER, NON-CYCLICAL – 5.3%
Abbott Laboratories, Senior Bond, 4.90%, 11/30/46	300,000	346,869
AbbVie, Inc., 4.45%, 5/14/46	127,000	118,159
AbbVie, Inc., 4.88%, 11/14/48	150,000	147,766
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	196,203
ADT Security Corp. (The), Senior Secured Note, 5.25%, 3/15/20	150,000	151,500
Ahern Rentals, Inc., Secured Note, 7.38%, 5/15/23(a)	100,000	92,125
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 6.63%, 6/15/24	100,000	101,000
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 7.50%, 3/15/26(a)	25,000	25,719
Allergan Funding SCS, 4.55%, 3/15/35	380,000	372,657
Altria Group, Inc., 3.49%, 2/14/22	155,000	157,496
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	91,269
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36(a)	315,000	315,124
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(a)	83,000	83,408

See Notes to Financial Statements.
70   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	$110,000	$105,738
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	85,000	81,921
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	483,000	531,018
Aptim Corp., 7.75%, 6/15/25(a)	150,000	115,875
Avantor, Inc., 6.00%, 10/1/24(a)	125,000	129,687
Avantor, Inc., Senior Note, 9.00%, 10/1/25(a)	150,000	162,562
Avery Dennison Corp., Senior Note, 4.88%, 12/6/28	200,000	214,284
B&G Foods, Inc., 5.25%, 4/1/25	50,000	47,938
Bausch Health Americas, Inc., Senior Note, 8.50%, 1/31/27(a)	150,000	159,000
Bausch Health Cos., Inc., 5.88%, 5/15/23(a)	121,000	122,210
Bausch Health Cos., Inc., 6.13%, 4/15/25(a)	550,000	544,500
Bausch Health Cos., Inc., 9.00%, 12/15/25(a)	525,000	570,307
Baxter International, Inc., Senior Bond, 3.50%, 8/15/46	190,000	164,555
Bayer US Finance II LLC, 3.50%, 6/25/21(a)	200,000	200,836
Baylor Scott & White Holdings, 4.19%, 11/15/45	100,000	103,959
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	90,000	90,042
Bristol-Myers Squibb Co., Senior Bond, 3.25%, 8/1/42	1,000,000	868,596
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	150,000	138,385
Celgene Corp., 4.63%, 5/15/44	182,000	183,566
Celgene Corp., Senior Note, 3.63%, 5/15/24	269,000	273,632
Celgene Corp., Senior Note, 3.90%, 2/20/28	400,000	408,743
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Centene Corp., 6.13%, 2/15/24	$250,000	$261,950
Centene Corp., Senior Note, 5.38%, 6/1/26(a)	200,000	208,500
Central Garden & Pet Co., 6.13%, 11/15/23	190,000	198,312
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(a)	25,000	22,406
CHS/Community Health Systems, Inc., 6.88%, 2/1/22	100,000	66,500
CHS/Community Health Systems, Inc., 8.00%, 3/15/26(a)	100,000	95,680
CHS/Community Health Systems, Inc., 8.13%, 6/30/24(a)	75,000	55,898
CHS/Community Health Systems, Inc., Senior Secured Note, 8.63%, 1/15/24(a)	50,000	50,063
Conagra Brands, Inc., 7.00%, 10/1/28	203,000	237,549
Conagra Brands, Inc., Senior Bond, 5.40%, 11/1/48	237,000	238,656
Conagra Brands, Inc., Senior Note, 3.80%, 10/22/21	395,000	402,333
Constellation Brands, Inc., 5.25%, 11/15/48	188,000	199,740
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	354,000	351,075
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	558,000	562,427
Darling Ingredients, Inc., 5.25%, 4/15/27(a)	25,000	25,375
DaVita, Inc., 5.13%, 7/15/24	150,000	148,125
Duke University Health System, Inc., Senior Bond, Series 2017, 3.92%, 6/1/47	70,000	72,433
Eagle Holding Co. II LLC, Senior Note, PIK (7.625% Cash or 8.375% PIK), 7.63%, 5/15/22(a)(e)	200,000	201,750
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	264,000	260,660
Eli Lilly & Co., 3.38%, 3/15/29	365,000	374,898
Encompass Health Corp., 5.75%, 11/1/24	150,000	151,875

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   71

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23(a)	$192,000	$147,840
ERAC USA Finance LLC, 4.20%, 11/1/46(a)	325,000	306,152
Express Scripts Holding Co., 4.50%, 2/25/26	400,000	419,034
Ford Foundation (The), Senior Bond, Series 2017, 3.86%, 6/1/47	175,000	177,313
Garda World Security Corp., Senior Note, 8.75%, 5/15/25(a)	150,000	142,875
Gartner, Inc., 5.13%, 4/1/25(a)	100,000	101,070
General Mills, Inc., Senior Bond, 4.70%, 4/17/48	294,000	294,390
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	194,000	198,520
Graham Holdings Co., 5.75%, 6/1/26(a)	50,000	52,500
Halfmoon Parent, Inc., 4.38%, 10/15/28(a)	190,000	196,930
Halfmoon Parent, Inc., 4.80%, 8/15/38(a)	794,000	816,103
Halfmoon Parent, Inc., 4.90%, 12/15/48(a)	191,000	197,665
HCA Healthcare, Inc., 6.25%, 2/15/21	75,000	78,814
HCA, Inc., 5.25%, 6/15/26	149,000	159,761
HCA, Inc., 5.38%, 2/1/25	150,000	159,000
HCA, Inc., 5.38%, 9/1/26	125,000	131,562
HCA, Inc., 5.63%, 9/1/28	200,000	211,500
HCA, Inc., 5.88%, 2/15/26	100,000	108,000
HCA, Inc., 5.88%, 2/1/29	75,000	80,809
HCA, Inc., 7.50%, 2/15/22	425,000	468,690
HCA, Inc., Senior Secured Note, 5.88%, 3/15/22	200,000	214,862
Herc Rentals, Inc., Secured Note, 7.50%, 6/1/22(a)	155,000	161,394
Keurig Dr Pepper, Inc., 4.42%, 5/25/25(a)	283,000	293,567
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	428,654
Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	27,000	29,856
Kraft Heinz Foods Co., 3.38%, 6/15/21	135,000	136,129
Kraft Heinz Foods Co., 4.38%, 6/1/46	130,000	112,949
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Kroger Co. (The), 5.40%, 1/15/49	$145,000	$150,710
Laboratory Corp. of America Holdings, 4.70%, 2/1/45	179,000	174,769
Laboratory Corp. of America Holdings, Senior Note, 3.25%, 9/1/24	312,000	309,710
Mars, Inc., 3.95%, 4/1/49(a)	205,000	207,898
Mars, Inc., 4.20%, 4/1/59(a)	134,000	137,769
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	175,502
Matthews International Corp., 5.25%, 12/1/25(a)	160,000	153,600
McKesson Corp., Senior Note, 3.65%, 11/30/20	465,000	470,684
MEDNAX, Inc., 6.25%, 1/15/27(a)	50,000	50,563
Merck & Co., Inc., 3.90%, 3/7/39	1,000,000	1,031,060
Mondelez International, Inc., 3.63%, 2/13/26	238,000	241,344
Mylan, Inc., 4.20%, 11/29/23	400,000	407,124
Mylan, Inc., 4.55%, 4/15/28	181,000	176,128
Nature Conservancy (The), Series B, 3.74%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	519,539
Nestle Holdings, Inc., 3.50%, 9/24/25(a)	247,000	256,278
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(a)	225,000	222,750
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	50,370
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., Senior Note, 6.63%, 5/15/22(a)	100,000	94,750
Par Pharmaceutical, Inc., 7.50%, 4/1/27(a)	25,000	25,344
PepsiCo, Inc., 2.75%, 4/30/25	193,000	193,091
Pilgrim’s Pride Corp., 5.75%, 3/15/25(a)	100,000	101,000
Polaris Intermediate Corp., Intermediate Senior Note, PIK (8.500% Cash or 9.250% PIK), 8.50%, 12/1/22(a)(e)	200,000	197,300

See Notes to Financial Statements.
72   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Post Holdings, Inc., 5.00%, 8/15/26(a)	$150,000	$145,875
Post Holdings, Inc., 5.75%, 3/1/27(a)	200,000	200,750
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	51,089
President & Fellows of Harvard College, 6.50%, 1/15/39(a)	105,000	149,551
Prestige Brands, Inc., 6.38%, 3/1/24(a)	100,000	101,750
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24(a)	50,000	50,000
Prime Security Services Borrower LLC/Prime Finance, Inc., Secured Note, 9.25%, 5/15/23(a)	66,000	69,300
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(a)	50,000	50,688
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(a)	100,000	98,125
Roche Holdings, Inc., 1.75%, 1/28/22(a)	200,000	195,240
Select Medical Corp., 6.38%, 6/1/21	150,000	150,375
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	450,000	444,663
Smithfield Foods, Inc., 5.20%, 4/1/29(a)	76,000	76,458
Smithfield Foods, Inc., Senior Note, 2.65%, 10/3/21(a)	113,000	108,663
Star Merger Sub, Inc., 6.88%, 8/15/26(a)	50,000	51,125
Star Merger Sub, Inc., 10.25%, 2/15/27(a)	225,000	230,906
Surgery Center Holdings, Inc., 10.00%, 4/15/27(a)	25,000	25,375
Sutter Health, Series 2018, 4.09%, 8/15/48	125,000	128,815
Tenet Healthcare Corp., 4.63%, 7/15/24	125,000	125,312
Tenet Healthcare Corp., 6.25%, 2/1/27(a)	100,000	103,750
Tenet Healthcare Corp., Senior Note, 6.75%, 6/15/23	125,000	128,750
Tenet Healthcare Corp., Senior Secured Note, 6.00%, 10/1/20	275,000	284,625
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Tyson Foods, Inc., 5.10%, 9/28/48	$208,000	$212,081
Unilever Capital Corp., 2.00%, 7/28/26	1,125,000	1,049,695
United Rentals North America, Inc., 5.50%, 5/15/27	175,000	176,750
United Rentals North America, Inc., 5.88%, 9/15/26	125,000	129,219
United Rentals North America, Inc., 6.50%, 12/15/26	100,000	105,250
UnitedHealth Group, Inc., 3.88%, 12/15/28	161,000	168,480
UnitedHealth Group, Inc., Senior Note, 2.38%, 10/15/22	909,000	900,671
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	331,000	345,735
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	639,003
US Foods, Inc., 5.88%, 6/15/24(a)	300,000	307,125
Vector Group Ltd., Senior Note, 10.50%, 11/1/26(a)	75,000	70,687
Verscend Escrow Corp., 9.75%, 8/15/26(a)	75,000	74,812
WellCare Health Plans, Inc., 5.38%, 8/15/26(a)	50,000	52,313
West Street Merger Sub, Inc., Senior Note, 6.38%, 9/1/25(a)	100,000	97,250
Zoetis, Inc., 3.08%, 8/20/21 (3 month USD LIBOR + 0.44%)(c)	725,000	719,896
Zoetis, Inc., 4.45%, 8/20/48	425,000	441,222
Total Consumer, Non-cyclical		31,237,450
DIVERSIFIED – 0.0%(f)
Arrow Bidco LLC, 9.50%, 3/15/24(a)	25,000	24,781
ENERGY – 4.8%
Anadarko Petroleum Corp., Senior Bond, 6.45%, 9/15/36	315,000	363,317
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24	200,000	201,560

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   73

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(a)	$50,000	$50,750
Antero Resources Corp., 5.00%, 3/1/25	75,000	73,781
Antero Resources Corp., 5.38%, 11/1/21	150,000	150,563
Apache Corp., Senior Bond, 4.25%, 1/15/44	500,000	443,876
Archrock Partners L.P./Archrock Partners Finance Corp., 6.88%, 4/1/27(a)	75,000	76,478
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/1/26(a)	75,000	72,094
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Note, 10.00%, 4/1/22(a)	162,000	177,439
Basic Energy Services, Inc., 10.75%, 10/15/23(a)	25,000	20,000
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22(a)	100,000	101,500
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Note, 6.63%, 7/15/26(a)	25,000	25,500
BP Capital Markets America, Inc., 3.79%, 2/6/24	285,000	295,916
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 2/1/25	150,000	151,500
Bruin E&P Partners LLC, 8.88%, 8/1/23(a)	100,000	95,250
Buckeye Partners L.P., 3.95%, 12/1/26	251,000	238,833
Calfrac Holdings L.P., Senior Note, 8.50%, 6/15/26(a)	100,000	77,500
California Resources Corp., Secured Note, 8.00%, 12/15/22(a)	600,000	471,180
Callon Petroleum Co., 6.13%, 10/1/24	100,000	100,500
Callon Petroleum Co., 6.38%, 7/1/26	75,000	75,188
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	$200,000	$241,029
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	200,000	196,504
Cenovus Energy, Inc., Senior Bond, 4.45%, 9/15/42	500,000	442,864
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	300,000	298,050
Cenovus Energy, Inc., Senior Note, 4.25%, 4/15/27	267,000	262,654
Centennial Resource Production LLC, 5.38%, 1/15/26(a)	100,000	95,875
Chaparral Energy, Inc., Senior Note, 8.75%, 7/15/23(a)	50,000	34,250
Cheniere Corpus Christi Holdings LLC, Senior Secured Note, 5.13%, 6/30/27	225,000	235,969
Cheniere Corpus Christi Holdings LLC, Senior Secured Note, 7.00%, 6/30/24	105,000	118,524
Cheniere Energy Partners L.P., 5.25%, 10/1/25	125,000	127,813
Chesapeake Energy Corp., 6.63%, 8/15/20	300,000	307,875
Chesapeake Energy Corp., 8.00%, 1/15/25	150,000	153,000
Chevron Corp., 2.90%, 3/3/24	763,000	772,666
Cimarex Energy Co., 4.38%, 3/15/29	130,000	133,876
Citgo Holding, Inc., Senior Secured Note, 10.75%, 2/15/20(a)	80,000	82,016
CNX Midstream Partners L.P./CNX Midstream Finance Corp., Senior Note, 6.50%, 3/15/26(a)	50,000	48,375
CNX Resources Corp., 5.88%, 4/15/22	66,000	65,835
Concho Resources, Inc., 4.30%, 8/15/28	90,000	92,912
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25(a)	150,000	139,080
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 4/1/25	200,000	205,000

See Notes to Financial Statements.
74   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
CrownRock L.P./CrownRock Finance, Inc., Senior Note, 5.63%, 10/15/25(a)	$125,000	$120,000
DCP Midstream Operating L.P., 5.38%, 7/15/25	250,000	260,625
Denbury Resources, Inc., 6.38%, 8/15/21	150,000	116,250
Denbury Resources, Inc., 7.50%, 2/15/24(a)	25,000	21,344
Denbury Resources, Inc., Secured Note, 9.00%, 5/15/21(a)	125,000	121,563
Diamond Offshore Drilling, Inc., Senior Note, 7.88%, 8/15/25	175,000	168,875
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	202,002
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	159,000	161,713
Enbridge, Inc., 3.31%, 6/15/20 (3 month USD LIBOR + 0.70%)(c)	675,000	675,574
Encana Corp., Senior Bond, 7.38%, 11/1/31	231,000	290,932
Energy Transfer Operating L.P., 4.25%, 3/15/23	125,000	128,276
Energy Transfer Operating L.P., 4.50%, 4/15/24	160,000	167,167
Energy Transfer Operating L.P., 4.90%, 3/15/35	45,000	42,826
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	120,725
Energy Transfer Operating L.P., 5.25%, 4/15/29	175,000	187,956
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	108,420
Energy Transfer Operating L.P., 6.25%, 4/15/49	133,000	149,066
Energy Transfer Operating L.P., 7.50%, 10/15/20	350,000	372,501
Energy Transfer Operating L.P., Junior Subordinated Note, Series A, 6.25%, 2/15/23 (6.25% fixed rate until 2/15/23; 4.03% + 3 month USD LIBOR thereafter)(c)(d)	150,000	141,750
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
EnLink Midstream Partners L.P., 5.45%, 6/1/47	$150,000	$133,500
EnLink Midstream Partners L.P., 5.60%, 4/1/44	75,000	67,125
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	10,000	8,625
EnLink Midstream Partners L.P., Senior Note, 4.85%, 7/15/26	338,000	335,465
Ensco PLC, Senior Note, 7.75%, 2/1/26	100,000	84,375
Enterprise Products Operating LLC, 4.80%, 2/1/49	195,000	207,072
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	210,187
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	143,000	132,275
EOG Resources, Inc., Senior Bond, 5.10%, 1/15/36	175,000	199,184
EOG Resources, Inc., Senior Note, 2.63%, 3/15/23	500,000	496,579
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23	200,000	39,000
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20	150,000	67,500
EP Energy LLC/Everest Acquisition Finance, Inc., Secured Note, 9.38%, 5/1/24(a)	375,000	133,125
EQT Corp., Senior Note, 3.36%, 10/1/20 (3 month USD LIBOR + 0.77%)(c)	1,385,000	1,377,521
EQT Midstream Partners L.P., Senior Note, Series 5Y, 4.75%, 7/15/23	270,000	275,492
FTS International, Inc., Senior Secured Note, 6.25%, 5/1/22	225,000	217,687
Gulfport Energy Corp., 6.00%, 10/15/24	150,000	136,146
Halcon Resources Corp., 6.75%, 2/15/25	75,000	45,000

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   75

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., Senior Note, 5.63%, 2/15/26(a)	$150,000	$152,625
Hilcorp Energy I L.P./Hilcorp Finance Co., Senior Note, 6.25%, 11/1/28(a)	75,000	75,188
Indigo Natural Resources LLC, Senior Note, 6.88%, 2/15/26(a)	100,000	88,500
Jones Energy Holdings LLC/Jones Energy Finance Corp., Senior Secured Note, 9.25%, 3/15/23(a)	100,000	54,250
Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	196,000	238,614
Laredo Petroleum, Inc., 5.63%, 1/15/22	150,000	137,063
Magellan Midstream Partners L.P., 4.85%, 2/1/49	150,000	159,507
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(a)	50,000	50,500
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	108,000	127,375
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 2/15/21	150,000	145,500
Matador Resources Co., 5.88%, 9/15/26	50,000	49,875
McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.63%, 5/1/24(a)	200,000	166,250
MEG Energy Corp., 6.38%, 1/30/23(a)	250,000	231,250
MEG Energy Corp., 7.00%, 3/31/24(a)	100,000	93,250
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(a)	150,000	138,375
MPLX L.P., 4.00%, 3/15/28	126,000	125,273
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	143,878
MPLX L.P., Senior Bond, 4.80%, 2/15/29	4,000	4,213
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
MPLX L.P., Senior Bond, 5.50%, 2/15/49	$397,000	$424,224
MPLX L.P., Senior Note, 4.13%, 3/1/27	102,000	102,725
Murphy Oil Corp., Senior Note, 5.75%, 8/15/25	200,000	206,523
Murray Energy Corp., Secured Note, 11.25%, 4/15/21(a)	75,000	39,750
Murray Energy Corp., Secured Note, PIK (9.00% Cash and 3.00% PIK), 12.00%, 4/15/24(a)(e)	252,208	105,927
Nabors Industries, Inc., 5.50%, 1/15/23	100,000	95,450
National Oilwell Varco, Inc., Senior Bond, 3.95%, 12/1/42	500,000	422,787
NGPL PipeCo LLC, Senior Note, 4.38%, 8/15/22(a)	200,000	202,500
Nine Energy Service, Inc., Senior Note, 8.75%, 11/1/23(a)	25,000	25,813
Noble Energy, Inc., 4.95%, 8/15/47	312,000	308,697
Noble Holding International Ltd., 7.75%, 1/15/24	21,000	18,907
Noble Holding International Ltd., 7.88%, 2/1/26(a)	100,000	92,750
Oasis Petroleum, Inc., 6.88%, 3/15/22	275,000	277,750
ONEOK, Inc., 4.95%, 7/13/47	150,000	148,112
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24(a)	150,000	155,062
Pattern Energy Group, Inc., 5.88%, 2/1/24(a)	500,000	508,750
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	150,000	152,625
Peabody Energy Corp., Senior Secured Note, 6.00%, 3/31/22(a)	150,000	151,125
Petroleos Mexicanos, 5.38%, 3/13/22	250,000	254,750
Petroleos Mexicanos, 5.50%, 1/21/21	200,000	203,400
Petroleos Mexicanos, 6.38%, 2/4/21	100,000	103,700
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	200,842

See Notes to Financial Statements.
76   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Petroleos Mexicanos, 6.75%, 9/21/47	$400,000	$368,016
Phillips 66, 3.25%, 2/26/21 (3 month USD LIBOR + 0.60%)(c)	881,000	881,020
Phillips 66, 3.90%, 3/15/28	208,000	211,817
Range Resources Corp., 5.00%, 3/15/23	150,000	147,000
Sanchez Energy Corp., 6.13%, 1/15/23	250,000	33,750
Sanchez Energy Corp., 7.75%, 6/15/21	150,000	20,813
Schlumberger Holdings Corp., 3.75%, 5/1/24(a)	189,000	193,234
SemGroup Corp., 7.25%, 3/15/26	70,000	67,900
SESI LLC, 7.75%, 9/15/24	150,000	124,125
Seven Generations Energy Ltd., 5.38%, 9/30/25(a)	150,000	146,625
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(a)	50,000	47,375
SM Energy Co., Senior Note, 6.75%, 9/15/26	325,000	311,594
Southwestern Energy Co., 6.20%, 1/23/25	167,000	164,077
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	150,000	148,500
Summit Midstream Partners L.P., Series A, 9.50%, 12/15/22 (9.50% fixed rate until 12/15/22; 7.43% + 3 month USD LIBOR thereafter)(c)(d)	100,000	92,500
Sunoco L.P./Sunoco Finance Corp., 4.88%, 1/15/23	150,000	152,385
Sunoco L.P./Sunoco Finance Corp., 5.50%, 2/15/26	75,000	74,250
Sunoco L.P./Sunoco Finance Corp., 6.00%, 4/15/27(a)	100,000	100,250
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 4.75%, 10/1/23(a)	25,000	25,149
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, 4/15/26(a)	200,000	211,400
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(a)	$250,000	$269,687
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 1/15/29(a)	75,000	81,656
TerraForm Power Operating LLC, 4.25%, 1/31/23(a)	100,000	98,799
Topaz Solar Farms LLC, Senior Secured Bond, 4.88%, 9/30/39(a)	413,907	405,252
Transcanada Trust, 5.30%, 3/15/77 (5.30% fixed rate until 3/15/27; 3.21% + 3 month USD LIBOR thereafter)(c)	156,000	145,860
Transcanada Trust, 5.63%, 5/20/75 (5.63% fixed rate until 5/20/25; 3.53% + 3 month USD LIBOR thereafter)(c)	110,000	107,547
Transocean Guardian Ltd., Senior Secured Note, 5.88%, 1/15/24(a)	23,625	23,979
Transocean, Inc., 7.50%, 1/15/26(a)	175,000	172,812
Transocean, Inc., 9.00%, 7/15/23(a)	100,000	106,625
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 9/1/27(a)	75,000	76,219
Valero Energy Corp., 4.00%, 4/1/29	248,000	249,638
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	362,340
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(a)	175,000	139,125
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(a)	100,000	82,500
W&T Offshore, Inc., Secured Note, 9.75%, 11/1/23(a)	25,000	24,906
Warrior Met Coal, Inc., Senior Secured Note, 8.00%, 11/1/24(a)	103,000	107,571

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   77

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Weatherford International Ltd., 8.25%, 6/15/23	$100,000	$70,750
Weatherford International Ltd., 9.88%, 2/15/24	150,000	108,000
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	9,485
Whiting Petroleum Corp., 5.75%, 3/15/21	100,000	101,150
Whiting Petroleum Corp., 6.63%, 1/15/26	150,000	147,000
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	200,043
Woodside Finance Ltd., 3.70%, 3/15/28(a)	500,000	482,543
WPX Energy, Inc., Senior Note, 5.75%, 6/1/26	150,000	152,250
Total Energy		28,671,487
FINANCIAL – 11.3%
Abay Leasing 2014 LLC, 2.65%, 11/9/26	645,833	647,792
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24(a)	100,000	103,616
Acrisure LLC/Acrisure Finance, Inc., Senior Note, 7.00%, 11/15/25(a)	100,000	90,000
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	400,000	413,906
Ally Financial, Inc., 8.00%, 11/1/31	150,000	186,187
Ally Financial, Inc., Senior Note, 3.75%, 11/18/19	350,000	350,875
Ally Financial, Inc., Senior Note, 4.13%, 3/30/20	500,000	503,295
American Express Co., 3.40%, 2/22/24	369,000	375,133
American Express Co., Senior Note, 4.20%, 11/6/25	125,000	132,276
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	16,000	14,650
American Tower Corp., 4.00%, 6/1/25	166,000	170,899
Ameriprise Financial, Inc., 3.00%, 3/22/22	207,000	208,229
Ardonagh Midco 3 PLC, Senior Secured Note, 8.63%, 7/15/23(a)	200,000	171,000
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
ASB Bank Ltd., Senior Note, 3.75%, 6/14/23(a)	$1,200,000	$1,228,148
ASP AMC Merger Sub, Inc., Senior Note, 8.00%, 5/15/25(a)	150,000	67,500
AssuredPartners, Inc., Senior Note, 7.00%, 8/15/25(a)	100,000	92,500
Athene Holding Ltd., Senior Note, 4.13%, 1/12/28	193,000	185,504
Bank of America Corp., 3.86%, 7/23/24 (3.86% fixed rate until 7/23/23; 0.94% + 3 month USD LIBOR thereafter)(c)	246,000	252,801
Bank of America Corp., 4.27%, 7/23/29 (4.27% fixed rate until 7/23/28; 1.31% + 3 month USD LIBOR thereafter)(c)	132,000	137,572
Bank of America Corp., Junior Subordinated Bond, 5.88%, 3/15/28 (5.88% fixed rate until 3/15/28; 2.93% + 3 month USD LIBOR thereafter)(c)(d)	350,000	355,127
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	725,000	735,650
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	610,000	622,967
Bank of America Corp., Senior Note, 2.15%, 11/9/20	500,000	494,961
Bank of America Corp., Senior Note, 3.55%, 3/5/24 (3.55% fixed rate until 3/5/23; 0.78% + 3 month USD LIBOR thereafter)(c)	375,000	380,874
Bank of America Corp., Series DD, 6.30%, 3/10/26 (6.30% fixed rate until 3/10/26; 4.55% + 3 month USD LIBOR thereafter)(c)(d)	75,000	81,469
Bank of America Corp., Subordinated Bond, 6.11%, 1/29/37	290,000	344,881

See Notes to Financial Statements.
78   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of America Corp., Subordinated Note, 4.18%, 11/25/27	$282,000	$286,819
Bank of America NA, 3.34%, 1/25/23 (3.34% fixed rate until 1/25/22; 0.65% + 3 month USD LIBOR thereafter)(c)	317,000	321,056
Bank of Montreal, Subordinated Bond, 3.80%, 12/15/32 (3.80% fixed rate until 12/15/27; 1.43% + USD 5 year Swap Rate thereafter)(c)	500,000	483,500
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	499,882
Bank of Nova Scotia (The), Junior Subordinated Note, 4.65%, 10/12/22 (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)(c)(d)	434,000	402,027
BankUnited, Inc., 4.88%, 11/17/25	805,000	838,874
BB&T Corp., 3.88%, 3/19/29	1,000,000	1,011,144
BB&T Corp., Senior Note, 3.20%, 9/3/21	290,000	293,244
BB&T Corp., Senior Note, 3.70%, 6/5/25	1,000,000	1,038,012
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	511,017
Brighthouse Financial, Inc., Senior Bond, 4.70%, 6/22/47	219,000	174,406
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	499,024
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	491,518
Canadian Imperial Bank of Commerce, 3.15%, 6/27/21(a)	500,000	506,116
Canadian Imperial Bank of Commerce, Senior Note, 2.10%, 10/5/20	480,000	476,048
Chubb INA Holdings, Inc., 2.88%, 11/3/22	203,000	204,695
CIT Group, Inc., 5.00%, 8/1/23	100,000	104,875
Citigroup, Inc., 3.30%, 4/27/25	99,000	98,928
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Citigroup, Inc., 4.65%, 7/23/48	$265,000	$285,426
Citigroup, Inc., 5.88%, 2/22/33	169,000	193,560
Citigroup, Inc., Junior Subordinated Note, 5.90%, 2/15/23 (5.90% fixed rate until 2/15/23; 4.23% + 3 month USD LIBOR thereafter)(c)(d)	250,000	254,687
Citigroup, Inc., Senior Note, 3.20%, 10/21/26	1,527,000	1,496,827
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	75,000	77,577
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	117,000	136,903
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	244,000	251,004
Citizens Bank NA, Senior Note, 2.25%, 3/2/20	500,000	497,647
Citizens Bank NA/Providence, 3.46%, 5/26/22 (3 month USD LIBOR + 0.81%)(c)	1,550,000	1,547,926
CNA Financial Corp., 3.95%, 5/15/24	365,000	371,117
Columbia Property Trust Operating Partnership L.P., 4.15%, 4/1/25	241,000	241,227
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., Senior Secured Note, 8.50%, 12/15/22(a)	50,000	48,925
Credit Acceptance Corp., 6.63%, 3/15/26(a)	50,000	50,750
Crown Castle International Corp., 5.20%, 2/15/49	177,000	186,593
Danske Bank A/S, Senior Note, 3.88%, 9/12/23(a)	200,000	196,557
Digital Realty Trust L.P., 3.95%, 7/1/22	500,000	513,197
Discover Bank, 4.65%, 9/13/28	750,000	785,749
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Fin, Senior Note, 5.00%, 8/1/21(a)	1,200,000	1,202,696
Equinix, Inc., 5.38%, 1/1/22	125,000	128,212
Equinix, Inc., Senior Note, 5.38%, 4/1/23	200,000	203,500

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   79

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Equinix, Inc., Senior Note, 5.75%, 1/1/25	$50,000	$51,844
ERP Operating L.P., Senior Note, 4.15%, 12/1/28	136,000	145,155
ESH Hospitality, Inc., 5.25%, 5/1/25(a)	125,000	124,219
Export Leasing 2009 LLC, 1.86%, 8/28/21	273,599	270,741
FelCor Lodging L.P., 6.00%, 6/1/25	150,000	154,500
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	146,000	161,305
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23(a)	600,000	633,723
FS Investment Corp., Senior Note, 4.25%, 1/15/20	945,000	946,295
Genworth Holdings, Inc., 7.70%, 6/15/20	150,000	149,622
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	389,000	383,079
Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24	238,000	240,496
Goldman Sachs Group, Inc. (The), Senior Bond, 4.02%, 10/31/38 (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)(c)	131,000	125,617
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	515,000	527,031
Goldman Sachs Group, Inc. (The), Senior Note, 2.91%, 6/5/23 (2.91% fixed rate until 6/5/22; 1.05% + 3 month USD LIBOR thereafter)(c)	114,000	112,720
Goldman Sachs Group, Inc. (The), Series D, 6.00%, 6/15/20	80,000	82,977
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	454,000	555,759
Goldman Sachs Group, Inc. (The), Subordinated Note, 4.25%, 10/21/25	240,000	245,832
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
HNA 2015 LLC, 2.37%, 9/18/27	$448,913	$445,021
HSBC Holdings PLC, Junior Subordinated Bond, 6.00%, 5/22/27 (6.00% fixed rate until 5/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)(c)(d)	200,000	198,300
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.53% + 3 month USD LIBOR thereafter)(c)	200,000	210,468
HSBC Holdings PLC, Senior Note, 3.03%, 11/22/23 (3.03% fixed rate until 11/22/22; 0.92% + 3 month USD LIBOR thereafter)(c)	500,000	497,579
HUB International Ltd., Senior Note, 7.00%, 5/1/26(a)	150,000	148,500
Hudson Pacific Properties L.P., 4.65%, 4/1/29	325,000	331,395
Hunt Cos., Inc., Senior Secured Note, 6.25%, 2/15/26(a)	100,000	93,250
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	350,000	353,325
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	275,000	282,109
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/25	100,000	102,375
Iron Mountain, Inc., 5.25%, 3/15/28(a)	150,000	145,500
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Note, 7.38%, 4/1/20(a)	250,000	250,000
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Senior Bond, 4.15%, 1/23/30	168,000	153,971
JPMorgan Chase & Co., 3.21%, 4/1/23 (3.21% fixed rate until 4/1/22; 0.70% + 3 month USD LIBOR thereafter)(c)	619,000	622,993

See Notes to Financial Statements.
80   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
JPMorgan Chase & Co., Junior Subordinated Bond, Series S, 6.75%, 2/1/24 (6.75% fixed rate until 2/1/24; 3.78% + 3 month USD LIBOR thereafter)(c)(d)	$350,000	$383,715
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(d)	312,000	327,226
JPMorgan Chase & Co., Senior Bond, 3.88%, 7/24/38 (3.88% fixed rate until 7/24/37; 1.36% + 3 month USD LIBOR thereafter)(c)	114,000	112,053
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	1,270,000	1,305,667
JPMorgan Chase & Co., Senior Bond, 4.45%, 12/5/29 (4.45% fixed rate until 12/5/28; 1.33% + 3 month USD LIBOR thereafter)(c)	750,000	800,775
Kennedy-Wilson, Inc., 5.88%, 4/1/24	225,000	223,594
KeyBank NA, Senior Note, 2.30%, 9/14/22	560,000	552,246
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	495,892
Kilroy Realty L.P., 4.75%, 12/15/28	700,000	745,225
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21(a)	150,000	152,812
Liberty Mutual Group, Inc., 4.85%, 8/1/44(a)	120,000	122,986
Lions Gate Capital Holdings LLC, 6.38%, 2/1/24(a)	75,000	78,563
M&T Bank Corp., 3.45%, 7/26/23 (3 month USD LIBOR + 0.68%)(c)	1,000,000	998,701
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(c)	$8,000	$7,792
Manufacturers & Traders Trust Co., 3.27%, 12/1/21 (3 month USD LIBOR + 0.64%)(c)	1,000,000	995,060
Manufacturers & Traders Trust Co., Subordinated Note, 3.40%, 8/17/27	500,000	511,146
Marsh & McLennan Cos., Inc., 3.50%, 12/29/20	124,000	125,652
MassMutual Global Funding II, 2.75%, 6/22/24(a)	200,000	197,934
MGIC Investment Corp., 5.75%, 8/15/23	50,000	52,813
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(a)	75,000	77,625
Mizuho Financial Group, Inc., Senior Note, 3.55%, 3/5/23	726,000	740,104
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)	644,000	679,739
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,162,662
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	1,245,000	1,335,369
MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 3/1/24	150,000	156,937
National Rural Utilities Cooperative Finance Corp., 2.40%, 4/25/22	156,000	154,966
Nationstar Mortgage Holdings, Inc., Senior Note, 8.13%, 7/15/23(a)	50,000	51,500
Nationstar Mortgage Holdings, Inc., Senior Note, 9.13%, 7/15/26(a)	50,000	50,750

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   81

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Nationwide Building Society, Subordinated Bond, 4.13%, 10/18/32 (4.13% fixed rate until 10/18/27; 1.85% + USD 5 year Mid-Market Swap Rate thereafter)(a)(c)	$250,000	$232,929
Navient Corp., Senior Note, 5.00%, 10/26/20	225,000	228,094
Navient Corp., Senior Note, 6.50%, 6/15/22	200,000	208,437
Navient Corp., Senior Note, 6.75%, 6/25/25	500,000	495,775
Navient Corp., Senior Note, 6.75%, 6/15/26	50,000	47,875
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26(a)	500,000	493,182
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)	387,000	388,045
Newmark Group, Inc., 6.13%, 11/15/23	50,000	51,552
NFP Corp., Senior Note, 6.88%, 7/15/25(a)	100,000	95,500
Nuveen Finance LLC, 4.13%, 11/1/24(a)	400,000	420,657
Penta Aircraft Leasing 2013 LLC, 1.69%, 4/29/25	374,480	362,962
People’s United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	505,182
People’s United Financial, Inc., Senior Note, 3.65%, 12/6/22	500,000	503,851
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	499,344
PNC Bank NA, Senior Note, 3.50%, 6/8/23	430,000	442,415
Private Export Funding Corp., Series MM, 2.30%, 9/15/20	500,000	499,477
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	487,076
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)	$117,000	$118,410
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	240,000	249,600
Radian Group, Inc., Senior Note, 4.50%, 10/1/24	150,000	147,750
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 6/1/23(a)	100,000	93,000
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21(a)	150,000	151,125
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	25,000	25,594
Regency Centers L.P., 3.75%, 6/15/24	500,000	508,322
Regions Bank, 3.19%, 8/13/21 (3 month USD LIBOR + 0.50%)(c)	600,000	596,939
Regions Bank, Senior Note, 2.97%, 4/1/21 (3 month USD LIBOR + 0.38%)(c)	1,250,000	1,242,339
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	505,000	674,179
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	506,092
Renaissance Holding Ltd., 3.60%, 4/15/29	195,000	191,882
Royal Bank of Scotland Group PLC, Junior Subordinated Bond, 8.63%, 8/15/21 (8.63% fixed rate until 8/15/21; 7.60% + USD 5 year Swap Rate thereafter)(c)(d)	200,000	213,000
Sandalwood 2013 LLC, 2.82%, 2/12/26	130,540	131,651
Sandalwood 2013 LLC, 2.84%, 7/10/25	453,855	457,365
SBA Communications Corp., Senior Note, 4.88%, 7/15/22	150,000	152,062

See Notes to Financial Statements.
82   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Simon Property Group L.P., Senior Note, 4.13%, 12/1/21	$236,000	$244,155
Springleaf Finance Corp., 6.13%, 3/15/24	25,000	25,562
Springleaf Finance Corp., 6.88%, 3/15/25	275,000	283,937
Springleaf Finance Corp., 7.13%, 3/15/26	200,000	203,624
State Street Corp., Senior Note, 2.65%, 5/19/26	500,000	489,398
SunTrust Bank, 3.50%, 8/2/22 (3.50% fixed rate until 8/2/21; 0.59% + 3 month USD LIBOR thereafter)(c)	187,000	189,664
SunTrust Bank/Atlanta GA, 3.20%, 4/1/24	555,000	559,310
SunTrust Banks, Inc., Senior Note, 4.00%, 5/1/25	389,000	407,248
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	494,180
Synchrony Financial, 4.25%, 8/15/24	174,000	175,143
Synchrony Financial, 4.38%, 3/19/24	141,000	142,891
Tagua Leasing LLC, 1.58%, 11/16/24	650,407	631,382
Tagua Leasing LLC, 1.90%, 7/12/24	175,186	171,458
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Note, 6.75%, 6/1/25(a)	100,000	100,750
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(a)	340,000	341,742
US Bancorp, Subordinated Note, 2.95%, 7/15/22	1,000,000	1,003,586
US Bank NA, Senior Note, 2.93%, 5/21/21 (3 month USD LIBOR + 0.29%)(c)	500,000	499,704
Webster Financial Corp., 4.10%, 3/25/29	376,000	376,319
Wells Fargo & Co., 3.55%, 9/29/25	1,204,000	1,225,546
Wells Fargo Capital X, 5.95%, 12/1/86	98,000	107,800
Welltower, Inc., 3.95%, 9/1/23	275,000	285,349
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 7/15/25(a)	$150,000	$129,240
Willis North America, Inc., 5.05%, 9/15/48	133,000	138,646
Zions Bancorp NA, 3.35%, 3/4/22	600,000	605,188
Zions Bancorp NA, 3.50%, 8/27/21	500,000	505,316
Total Financial		67,363,083
INDUSTRIAL – 5.1%
3M Co., 2.99%, 2/14/24 (3 month USD LIBOR + 0.30%)(c)	1,000,000	995,031
3M Co., 3.25%, 2/14/24	151,000	155,661
3M Co., Senior Bond, 3.63%, 10/15/47	500,000	492,838
ABB Finance USA, Inc., 3.38%, 4/3/23	325,000	330,402
American Woodmark Corp., 4.88%, 3/15/26(a)	75,000	73,313
Arconic, Inc., Senior Bond, 5.95%, 2/1/37	100,000	98,794
Arconic, Inc., Senior Note, 5.13%, 10/1/24	100,000	102,598
Arconic, Inc., Senior Note, 5.90%, 2/1/27	175,000	181,725
ARD Finance S.A., Senior Secured Note, PIK (7.125% Cash or 7.875% PIK), 7.13%, 9/15/23(e)	200,000	199,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(a)	400,000	400,000
Arrow Electronics, Inc., 4.00%, 4/1/25	126,000	126,064
Berry Global, Inc., 5.50%, 5/15/22	200,000	203,000
Berry Global, Inc., 6.00%, 10/15/22	150,000	154,500
BMC East LLC, Senior Secured Note, 5.50%, 10/1/24(a)	150,000	147,375
Bombardier, Inc., Senior Note, 6.00%, 10/15/22(a)	250,000	252,188
Bombardier, Inc., Senior Note, 7.50%, 3/15/25(a)	100,000	103,000

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   83

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Brand Industrial Services, Inc., Senior Note, 8.50%, 7/15/25(a)	$100,000	$89,750
Builders FirstSource, Inc., Senior Secured Note, 5.63%, 9/1/24(a)	250,000	246,250
BWAY Holding Co., Senior Note, 7.25%, 4/15/25(a)	275,000	265,202
BWX Technologies, Inc., 5.38%, 7/15/26(a)	50,000	50,750
Caterpillar Financial Services Corp., 3.15%, 9/7/21	109,000	110,263
Caterpillar Financial Services Corp., Senior Note, 2.55%, 11/29/22	194,000	193,114
Caterpillar Financial Services Corp., Senior Note, 3.45%, 5/15/23	261,000	268,369
Cleaver-Brooks, Inc., 7.88%, 3/1/23(a)	25,000	23,125
Cloud Crane LLC, 10.13%, 8/1/24(a)	100,000	107,500
CNH Industrial Capital LLC, 4.20%, 1/15/24	761,000	781,424
CNH Industrial N.V., Senior Note, 3.85%, 11/15/27	246,000	235,865
Colfax Corp., 6.00%, 2/15/24(a)	25,000	26,031
Colfax Corp., 6.38%, 2/15/26(a)	25,000	26,609
Corning, Inc., Senior Bond, 4.38%, 11/15/57	500,000	465,942
Crowley Conro LLC, 4.18%, 8/15/43	490,000	523,720
CSX Corp., Senior Bond, 4.25%, 3/15/29	200,000	212,559
CSX Corp., Senior Bond, 4.75%, 11/15/48	500,000	543,311
DAE Funding LLC, 4.50%, 8/1/22(a)	350,000	353,062
DAE Funding LLC, Senior Note, 5.25%, 11/15/21(a)	100,000	102,000
Energizer Holdings, Inc., 5.50%, 6/15/25(a)	75,000	74,344
Energizer Holdings, Inc., 6.38%, 7/15/26(a)	50,000	51,250
Energizer Holdings, Inc., 7.75%, 1/15/27(a)	75,000	79,969
EnPro Industries, Inc., Senior Note, 5.75%, 10/15/26(a)	50,000	50,375
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Flex Acquisition Co., Inc., Senior Note, 7.88%, 7/15/26(a)	$50,000	$48,250
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(a)	50,000	49,375
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(a)	25,000	25,438
frontdoor, Inc., 6.75%, 8/15/26(a)	50,000	51,125
GATX Corp., 4.70%, 4/1/29	90,000	93,851
GATX Corp., Senior Note, 3.25%, 9/15/26	9,000	8,567
GATX Corp., Senior Note, 3.45%, 11/5/21 (1 month USD LIBOR + 0.72%)(c)	1,500,000	1,492,270
General Dynamics Corp., 2.88%, 5/11/20	245,000	245,811
General Electric Co., 5.30%, 2/11/21	507,000	524,811
Greif, Inc., 6.50%, 3/1/27(a)	50,000	51,125
Griffon Corp., 5.25%, 3/1/22	150,000	147,563
Harris Corp., Senior Note, 4.40%, 6/15/28	355,000	373,689
Illinois Tool Works, Inc., 3.50%, 3/1/24	168,000	173,687
James Hardie International Finance DAC, Senior Note, 4.75%, 1/15/25(a)	150,000	147,750
JB Hunt Transport Services, Inc., 3.88%, 3/1/26	239,000	242,611
JELD-WEN, Inc., 4.63%, 12/15/25(a)	150,000	142,500
John Deere Capital Corp., 2.95%, 4/1/22	358,000	361,361
John Deere Capital Corp., 3.45%, 1/10/24	248,000	254,894
John Deere Capital Corp., Senior Note, 2.05%, 3/10/20	67,000	66,634
John Deere Capital Corp., Senior Note, 2.35%, 1/8/21	88,000	87,618
John Deere Capital Corp., Senior Note, 3.65%, 10/12/23	114,000	118,241
Kansas City Southern, 4.30%, 5/15/43	663,000	648,348
Kansas City Southern, 4.70%, 5/1/48	100,000	104,773

See Notes to Financial Statements.
84   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Kirby Corp., Senior Note, 4.20%, 3/1/28	$208,000	$209,984
L3 Technologies, Inc., 4.40%, 6/15/28	126,000	132,334
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(a)	25,000	25,313
Mueller Water Products, Inc., Senior Note, 5.50%, 6/15/26(a)	100,000	101,500
Multi-Color Corp., 6.13%, 12/1/22(a)	200,000	206,000
New Enterprise Stone & Lime Co., Inc., Senior Note, 10.13%, 4/1/22(a)	125,000	126,563
New Enterprise Stone & Lime Co., Inc., Senior Secured Note, 6.25%, 3/15/26(a)	100,000	97,261
Norfolk Southern Corp., 5.10%, 8/1/2118	185,000	193,796
Novelis Corp., 5.88%, 9/30/26(a)	200,000	199,000
Owens Corning, 4.20%, 12/15/22	400,000	410,680
Owens Corning, 4.30%, 7/15/47	326,000	264,243
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(a)	150,000	153,750
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25(a)	50,000	52,375
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(a)	175,000	179,358
Park-Ohio Industries, Inc., 6.63%, 4/15/27	90,000	89,550
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26(a)	188,000	180,047
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 3.95%, 3/10/25(a)	300,000	301,591
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23(a)	330,000	339,789
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(a)	50,000	51,875
Resideo Funding, Inc., 6.13%, 11/1/26(a)	50,000	51,625
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Note, 5.13%, 7/15/23(a)	$250,000	$254,062
Rockwell Automation, Inc., 4.20%, 3/1/49	91,000	96,820
Rockwell Automation, Inc., Senior Note, 2.88%, 3/1/25	600,000	597,225
Rockwell Collins, Inc., Senior Bond, 4.35%, 4/15/47	555,000	547,836
Roper Technologies, Inc., 4.20%, 9/15/28	395,000	409,821
Sealed Air Corp., 5.13%, 12/1/24(a)	150,000	155,394
SPX FLOW, Inc., 5.63%, 8/15/24(a)	68,000	68,340
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28(a)	75,000	71,625
Standard Industries, Inc., Senior Note, 5.38%, 11/15/24(a)	215,000	220,375
Standard Industries, Inc., Senior Note, 6.00%, 10/15/25(a)	50,000	52,355
Stanley Black & Decker, Inc., 3.40%, 3/1/26	239,000	242,699
Stevens Holding Co., Inc., 6.13%, 10/1/26(a)	25,000	25,750
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 6/1/25(a)	55,000	53,075
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23	150,000	153,128
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27(a)	25,000	25,188
Tennant Co., 5.63%, 5/1/25	200,000	201,500
TopBuild Corp., 5.63%, 5/1/26(a)	125,000	123,125
TransDigm, Inc., 6.00%, 7/15/22	175,000	177,814
TransDigm, Inc., 6.25%, 3/15/26(a)	250,000	259,375
TransDigm, Inc., 6.50%, 5/15/25	200,000	203,020
TransDigm, Inc., 7.50%, 3/15/27(a)	100,000	102,375

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   85

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Trimble, Inc., 4.75%, 12/1/24	$25,000	$25,696
Trimble, Inc., Senior Note, 4.15%, 6/15/23	600,000	610,856
Trimble, Inc., Senior Note, 4.90%, 6/15/28	431,000	440,726
Triumph Group, Inc., 5.25%, 6/1/22	150,000	144,000
Union Pacific Corp., Senior Bond, 4.38%, 9/10/38	825,000	860,607
Union Pacific Corp., Senior Bond, 4.38%, 11/15/65	425,000	411,960
Union Pacific Railroad Co. 2015-1 Pass Through Trust, 2.70%, 5/12/27	558,827	548,221
United Parcel Service, Inc., Senior Bond, 3.40%, 11/15/46	1,135,000	1,019,668
United Parcel Service, Inc., Senior Note, 3.04%, 4/1/23 (3 month USD LIBOR + 0.45%)(c)	1,030,000	1,032,088
United Technologies Corp., 3.95%, 8/16/25	380,000	394,916
United Technologies Corp., 4.13%, 11/16/28	145,000	151,119
US Concrete, Inc., 6.38%, 6/1/24	150,000	152,250
Valmont Industries, Inc., 5.00%, 10/1/44	6,000	5,642
Vertiv Group Corp., Senior Note, 9.25%, 10/15/24(a)	100,000	99,500
Vertiv Intermediate Holding Corp., Senior Note, PIK (12.00% Cash or 13.00% PIK), 12.00%, 2/15/22(a)(e)	200,000	193,000
Waste Management, Inc., 3.90%, 3/1/35	250,000	250,864
Weekley Homes LLC/Weekley Finance Corp., Senior Note, 6.00%, 2/1/23	150,000	144,375
WRKCo, Inc., 3.00%, 9/15/24	500,000	488,912
WRKCo, Inc., 3.38%, 9/15/27	525,000	507,090
WRKCo, Inc., 4.65%, 3/15/26	800,000	849,213
XPO Logistics, Inc., 6.13%, 9/1/23(a)	200,000	201,250
XPO Logistics, Inc., 6.50%, 6/15/22(a)	169,000	172,718
Total Industrial		30,469,022

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – 1.7%
ACI Worldwide, Inc., 5.75%, 8/15/26(a)	$50,000	$51,188
Amkor Technology, Inc., 6.63%, 9/15/27(a)	25,000	25,375
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	329,349
Apple, Inc., Senior Note, 2.85%, 5/6/21	246,000	247,578
Apple, Inc., Senior Note, 2.85%, 2/23/23	500,000	504,525
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	498,237
Ascend Learning LLC, 6.88%, 8/1/25(a)	50,000	49,688
Banff Merger Sub, Inc., 9.75%, 9/1/26(a)	50,000	48,500
Boardcom, Inc., 3.13%, 4/15/21(a)	70,000	69,917
Boardcom, Inc., 3.13%, 10/15/22(a)	50,000	49,772
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	275,000	274,434
Camelot Finance S.A., Senior Note, 7.88%, 10/15/24(a)	125,000	131,875
CDK Global, Inc., Senior Note, 5.88%, 6/15/26	100,000	104,500
CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	225,000	230,625
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25(a)	150,000	148,417
Dell International LLC/EMC Corp., 5.88%, 6/15/21(a)	250,000	254,691
Dell International LLC/EMC Corp., Senior Secured Bond, 8.10%, 7/15/36(a)	172,000	202,564
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	200,000	201,500
EMC Corp., Senior Note, 2.65%, 6/1/20	546,000	541,931
Everi Payments, Inc., 7.50%, 12/15/25(a)	100,000	103,750
Exela Intermediate LLC/Exela Finance, Inc., Senior Secured Note, 10.00%, 7/15/23(a)	150,000	152,737
First Data Corp., 5.38%, 8/15/23(a)	175,000	178,829

See Notes to Financial Statements.
86   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
Harland Clarke Holdings Corp., Senior Note, 9.25%, 3/1/21(a)	$225,000	$224,156
Harland Clarke Holdings Corp., Senior Secured Note, 8.38%, 8/15/22(a)	100,000	90,170
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	156,000	165,233
IBM Credit LLC, Senior Note, 3.00%, 2/6/23	922,000	929,316
Infor US, Inc., 6.50%, 5/15/22	350,000	354,812
Intel Corp., Senior Note, 2.45%, 7/29/20	416,000	415,514
International Business Machines Corp., 2.50%, 1/27/22	139,000	137,905
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(a)	150,000	155,812
Micron Technology, Inc., 4.64%, 2/6/24	25,000	25,659
Micron Technology, Inc., 4.98%, 2/6/26	25,000	25,471
Micron Technology, Inc., 5.33%, 2/6/29	232,000	238,487
Micron Technology, Inc., Senior Note, 5.50%, 2/1/25	50,000	51,555
Microsoft Corp., Senior Bond, 3.95%, 8/8/56	325,000	339,428
NCR Corp., 5.88%, 12/15/21	100,000	101,680
NXP B.V./NXP Funding LLC, 4.13%, 6/1/21(a)	200,000	203,752
Oracle Corp., Senior Bond, 4.00%, 7/15/46	250,000	251,390
Oracle Corp., Senior Note, 2.95%, 11/15/24	299,000	299,917
Qorvo, Inc., 5.50%, 7/15/26(a)	125,000	129,075
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)	100,000	89,088
Solera LLC/Solera Finance, Inc., Senior Note, 10.50%, 3/1/24(a)	150,000	162,588
SS&C Technologies, Inc., 5.50%, 9/30/27(a)	225,000	227,250
Texas Instruments, Inc., 3.88%, 3/15/39	525,000	544,541
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
Veritas U.S., Inc./Veritas Bermuda Ltd., 10.50%, 2/1/24(a)	$200,000	$178,500
Western Digital Corp., 4.75%, 2/15/26	400,000	381,500
Total Technology		10,122,781
UTILITIES – 5.4%
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	451,879
Alabama Power Co., Senior Bond, Series A, 4.30%, 7/15/48	280,000	297,439
Alliant Energy Finance LLC, 3.75%, 6/15/23(a)	300,000	306,090
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	186,000	182,221
AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Note, 5.50%, 5/20/25	150,000	149,438
Appalachian Power Co., Series Y, 4.50%, 3/1/49	92,000	95,915
Avangrid, Inc., Senior Note, 3.15%, 12/1/24	500,000	494,509
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49(a)	1,000,000	1,077,967
Calpine Corp., 5.25%, 6/1/26(a)	200,000	199,000
Calpine Corp., 6.00%, 1/15/22(a)	150,000	151,688
Calpine Corp., Senior Note, 5.38%, 1/15/23	300,000	300,375
Calpine Corp., Senior Note, 5.50%, 2/1/24	150,000	149,063
Clearway Energy Operating LLC, 5.00%, 9/15/26	150,000	142,875
Clearway Energy Operating LLC, 5.75%, 10/15/25(a)	525,000	526,969
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	860,574
Connecticut Light & Power Co. (The), 2.50%, 1/15/23	1,000,000	994,830
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	605,000	628,422
Consolidated Edison Co. of New York, Inc., Senior Bond, 3.85%, 6/15/46	389,000	378,888

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   87

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Consumers Energy Co., 3.95%, 7/15/47	$389,000	$402,431
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)	106,000	108,147
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	283,453
Dominion Energy, Inc., Senior Note, Series D, 2.85%, 8/15/26	194,000	186,759
DTE Electric Co., 3.95%, 3/1/49	351,000	361,709
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	574,729
Duke Energy Ohio, Inc., 4.30%, 2/1/49	50,000	53,530
Duke Energy Progress LLC, 2.80%, 5/15/22	172,000	173,019
Electricite de France S.A., Senior Note, 2.35%, 10/13/20(a)	20,000	19,887
Electricite de France S.A., Senior Note, 3.63%, 10/13/25(a)	500,000	510,528
Entergy Arkansas LLC, 4.20%, 4/1/49	143,000	147,943
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	323,025
Entergy Texas, Inc., 4.50%, 3/30/39	537,000	566,240
FirstEnergy Corp., Senior Bond, Series C, 4.85%, 7/15/47	100,000	107,441
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	636,000	842,325
FirstEnergy Corp., Senior Note, Series B, 3.90%, 7/15/27	46,000	46,710
FirstEnergy Transmission LLC, 4.55%, 4/1/49(a)	221,000	225,788
Florida Power & Light Co., 3.99%, 3/1/49	535,000	561,306
Fortis, Inc., Senior Note, 2.10%, 10/4/21	504,000	493,090
Fortis, Inc., Senior Note, 3.06%, 10/4/26	330,000	315,894
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Georgia Power Co., Senior Note, Series C, 2.00%, 9/8/20	$140,000	$138,722
Interstate Power & Light Co., 3.60%, 4/1/29	150,000	150,538
Interstate Power & Light Co., Senior Bond, 3.70%, 9/15/46	1,000,000	931,522
Interstate Power & Light Co., Senior Note, 3.25%, 12/1/24	1,000,000	1,005,421
Interstate Power & Light Co., Senior Note, 4.10%, 9/26/28	500,000	523,113
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23(a)	400,000	445,720
Jersey Central Power & Light Co., 4.30%, 1/15/26(a)	101,000	105,218
Kansas City Power & Light Co., Series 2019, 4.13%, 4/1/49	97,000	100,746
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	500,000	478,941
Louisville Gas & Electric Co., 4.25%, 4/1/49	288,000	303,133
Metropolitan Edison Co., 4.30%, 1/15/29(a)	211,000	221,050
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	627,846
MidAmerican Energy Co., 3.65%, 4/15/29	800,000	833,393
MidAmerican Energy Co., 3.95%, 8/1/47	500,000	511,077
MidAmerican Energy Co., 4.25%, 7/15/49	650,000	692,108
New England Power Co., Senior Bond, 3.80%, 12/5/47(a)	500,000	484,100
NextEra Energy Operating Partners L.P., 4.25%, 9/15/24(a)	325,000	322,562
NextEra Energy Operating Partners L.P., 4.50%, 9/15/27(a)	250,000	243,750
NiSource, Inc., Senior Bond, 5.65%, 2/1/45	135,000	157,133
NRG Energy, Inc., 6.63%, 1/15/27	150,000	161,438

See Notes to Financial Statements.
88   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Oglethorpe Power Corp., 5.05%, 10/1/48(a)	$411,000	$452,072
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	752,193
ONE Gas, Inc., Senior Bond, 4.50%, 11/1/48	550,000	608,107
Pacific Gas & Electric Co., 5.40%, 1/15/40	75,000	71,250
Pacific Gas & Electric Co., 6.05%, 3/1/34	125,000	124,063
Pacific Gas & Electric Co., Senior Bond, 4.45%, 4/15/42	75,000	64,313
PacifiCorp, 4.13%, 1/15/49	135,000	139,821
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	89,777
PSEG Power LLC, 3.85%, 6/1/23	1,110,000	1,137,705
Public Service Co. of Colorado, 3.70%, 6/15/28	190,000	198,228
Public Service Co. of Colorado, 4.10%, 6/15/48	616,000	649,703
Puget Sound Energy, Inc., 4.22%, 6/15/48	220,000	234,330
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	458,927
Sempra Energy, Senior Note, 3.29%, 1/15/21 (3 month USD LIBOR + 0.50%)(c)	358,000	354,989
South Carolina Electric & Gas Co., 5.10%, 6/1/65	330,000	379,731
Southern California Edison Co., 3.40%, 6/1/23	1,000,000	992,599
Southern California Edison Co., Series C, 4.13%, 3/1/48	1,110,000	1,063,995
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	80,487
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	517,910
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33(a)	491,500	492,675
Talen Energy Supply LLC, 10.50%, 1/15/26(a)	100,000	104,200
Tampa Electric Co., Senior Bond, 4.30%, 6/15/48	500,000	503,297
Vistra Energy Corp., 7.63%, 11/1/24	150,000	158,628
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Vistra Operations Co. LLC, 5.50%, 9/1/26(a)	$225,000	$234,000
Vistra Operations Co. LLC, 5.63%, 2/15/27(a)	175,000	181,781
Total Utilities		32,174,408
TOTAL CORPORATE BONDS (Cost: $249,883,426)		253,560,320
ASSET-BACKED SECURITIES – 13.4%
ACC Trust, Series 2019-1, Class A, 3.75%, 5/20/22(a)	1,464,009	1,470,464
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(a)	1,462,985	1,527,493
Allegro CLO IV Ltd., Series 2016-1A, Class A, 4.19%, 1/15/29 (3 month USD LIBOR + 1.40%)(a)(c)	1,000,000	1,000,045
Americredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24	500,000	508,306
Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, 10/18/24	500,000	511,538
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	100,000	100,796
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	100,000	100,945
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 3.87%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	982,581
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.99%, 6/20/22(a)	1,100,000	1,101,679
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25(a)	200,000	204,793
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(a)	300,000	303,178

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   89

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Ballyrock CLO Ltd., Series 2016-1A, Class AR, 3.95%, 10/15/28 (3 month USD LIBOR + 1.35%)(a)(c)	$500,000	$500,000
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, 3.81%, 7/17/28 (3 month USD LIBOR + 1.04%)(a)(c)	1,250,000	1,245,000
Battalion CLO XI Ltd., Series 2017-11A, Class A, 4.03%, 10/24/29 (3 month USD LIBOR + 1.25%)(a)(c)	500,000	500,046
Business Jet Securities LLC, Series 2018-2, Class B, 5.44%, 6/15/33(a)	1,109,029	1,123,341
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44(a)	1,000,000	1,000,797
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R, 3.88%, 1/20/32 (3 month USD LIBOR +1.32%)(a)(c)	750,000	749,166
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 4.02%, 4/22/30 (3 month USD LIBOR + 1.26%)(a)(c)	1,000,000	995,789
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(a)	1,105,890	1,103,631
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 3.97%, 10/17/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	993,063
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	700,000	750,650
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46(a)	192,298	195,007
Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 3.29%, 2/25/46 (1 month USD LIBOR + 0.80%)(a)(c)	278,912	277,457
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.01%, 2/16/27(a)	1,000,000	1,000,798
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, 7/25/58(a)(c)	$190,092	$190,683
Dorchester Park CLO Ltd., Series 2015-1A, Class AR, 3.66%, 4/20/28 (3.25% fixed rate until 4/20/19; 0.90% + 3 month USD LIBOR thereafter)(a)(c)	1,000,000	994,507
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22	500,000	500,545
Drive Auto Receivables Trust, Series 2018-4, Class B, 3.36%, 10/17/22	600,000	601,720
Elevation CLO Ltd., Series 2014-2A, Class A1R, 4.02%, 10/15/29 (3.57% fixed rate until 10/15/19; 1.23% + 3 month USD LIBOR thereafter)(a)(c)	500,000	499,992
Elm Trust, Series 2018-2A, Class A2, 4.61%, 10/20/27(a)	1,200,000	1,212,556
Elm Trust, Series 2018-2A, Class B, 5.58%, 10/20/27(a)	200,000	202,159
Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 1/20/23(a)	1,300,000	1,285,995
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31(a)	750,000	749,872
Finance of America Structured Securities Trust, Series 2018-HB1, Class M1, 3.77%, 9/25/28(a)(c)	1,350,000	1,362,178
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36%, 3/15/29(a)	400,000	393,521
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30(a)	700,000	713,738
Ford Credit Auto Owner Trust/Ford Credit, Series 2018-2, Class A, 3.47%, 1/15/30(a)	400,000	407,122
FREED ABS TRUST, Series 2018-1, Class A, 3.61%, 7/18/24(a)	462,669	463,091
FREED ABS TRUST, Series 2018-1, Class B, 4.56%, 7/18/24(a)	190,000	192,056

See Notes to Financial Statements.
90   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	$100,000	$101,600
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.61%, 11/22/27(a)	1,470,000	1,502,547
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41(a)	485,183	497,959
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42(a)	444,021	438,586
Hertz Vehicle Financing II L.P., Series 2016-2A, Class A, 2.95%, 3/25/22(a)	1,000,000	995,725
Jackson Mill CLO Ltd., Series 2015-1A, Class AR, 3.62%, 4/15/27 (3 month USD LIBOR + 0.83%)(a)(c)	1,250,000	1,243,750
JMP Credit Advisors Clo IV Ltd., Series 2017-1A, Class A, 4.14%, 7/17/29 (3 month USD LIBOR + 1.37%)(a)(c)	250,000	250,056
KREF Ltd., Series 2018-FL1, Class A, 3.58%, 6/15/36 (1 month USD LIBOR + 1.10%)(a)(c)	1,450,000	1,450,226
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/59(a)	97,592	98,160
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 1/25/59(a)	100,000	100,066
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(a)	100,000	99,909
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 5/20/26(a)	1,300,000	1,291,674
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,281,589	1,300,941
LTCG Securitization Issuer LLC, Series 2018-A, Class A, 4.59%, 6/15/48(a)	1,090,412	1,095,184
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/29(a)	450,000	447,949
Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.20%, 11/20/30(a)	1,000,000	1,017,362
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
MCA Fund II Holding LLC, Series 2017-1, Class A, 4.33%, 8/15/28 (3 month USD LIBOR + 1.65%)(a)(c)	$631,456	$631,450
Midocean Credit CLO IX, Series 2018-9A, Class A1, 3.91%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(c)	500,000	493,538
MMAF Equipment Finance LLC, Series 2018-A, Class A4, 3.39%, 1/10/25(a)	100,000	101,585
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42(a)	100,000	102,187
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41(a)	300,000	302,716
Mountain View CLO Ltd., Series 2015-9A, Class A1R, 3.91%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(c)	1,000,000	985,929
Mountain View CLO LLC, Series 2017-2A, Class A, 3.99%, 1/16/31 (3 month USD LIBOR + 1.21%)(a)(c)	260,000	256,992
Nationstar HECM Loan Trust, Series 2018-2A, Class M1, 3.55%, 7/25/28(a)(c)	1,300,000	1,310,101
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42(a)	200,000	202,675
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43(a)	200,000	202,858
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.00%, 12/15/59(a)	200,000	208,152
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50%, 12/25/57(a)(c)	673,148	676,780
Newtek Small Business Loan Trust, Series 2018-1, Class A, 4.19%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(c)	757,502	757,501
Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.49%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(c)	364,548	364,547

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   91

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class A, 3.50%, 4/18/22(a)	$1,100,000	$1,104,027
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24(a)	500,000	505,360
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27(a)	600,000	606,577
OneMain Financial Issuance Trust, Series 2019-1A, Class A, 3.48%, 2/14/31(a)	630,000	635,994
Oportun Funding LLC, Series 2018-B, Class A, 3.91%, 7/8/24(a)	750,000	755,229
Oportun Funding LLC, Series 2018-B, Class B, 4.50%, 7/8/24(a)	490,000	492,548
Oportun Funding LLC, Series 2018-D, Class A, 4.15%, 12/9/24(a)	100,000	101,667
Oportun Funding X LLC, Series 2018-C, Class A, 4.10%, 10/8/24(a)	200,000	202,832
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A3, 3.39%, 9/12/22(a)	1,300,000	1,308,466
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27(a)	750,000	758,745
PFS Financing Corp., Series 2017-BA, Class A2, 2.22%, 7/15/22(a)	1,000,000	988,880
Regional Management Issuance Trust, Series 2018-1, Class A, 3.83%, 7/15/27(a)	750,000	748,633
Regional Management Issuance Trust, Series 2018-1, Class B, 4.28%, 7/15/27(a)	510,000	513,333
Renew, Series 2018-1, Class A, 3.95%, 9/20/53(a)	435,332	445,166
RMF Buyout Issuance Trust, Series 2018-1, Class M1, 3.91%, 11/25/28(a)(c)	1,470,000	1,481,203
Santander Drive Auto Receivables Trust, Series 2018-3, Class B, 3.29%, 10/17/22	1,200,000	1,203,731
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24	$300,000	$304,520
Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.21%, 9/15/23	300,000	301,314
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	300,000	302,316
SBA Tower Trust, Series 2014-1A, Class C, 2.90%, 10/15/44(a)	1,255,000	1,253,548
Sierra Timeshare Funding LLC, Series 2015-3A, Class B, 3.08%, 9/20/32(a)	355,610	354,471
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, 6/20/35(a)	204,645	207,133
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, 1/20/36(a)	200,000	201,254
SMART Trust, Series 2016-2US, Class A4A, 2.05%, 12/14/22	515,000	507,393
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 3.24%, 2/25/28(a)	665,630	668,275
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48(a)	400,000	411,198
Sofi Professional Loan Program Trust, Series 2018-C, Class A2FX, 3.59%, 1/25/48(a)	700,000	714,507
Sofi Professional Loan Program Trust, Series 2018-D, Class A2FX, 3.60%, 2/25/48(a)	900,000	921,305
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 3.84%, 1/26/31 (3 month USD LIBOR + 1.07%)(a)(c)	250,000	246,686
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 7/15/30(a)	600,000	595,271

See Notes to Financial Statements.
92   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1, Class AT1, 3.62%, 10/17/50(a)	$780,000	$785,128
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(a)	1,268,942	1,298,403
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49(a)	244,968	248,529
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33(a)	1,300,000	1,321,541
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46(a)	491,250	501,812
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48(a)	498,750	513,164
TICP CLO IX Ltd., Series 2017-9A, Class A, 3.90%, 1/20/31 (3 month USD LIBOR + 1.14%)(a)(c)	1,000,000	992,772
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(a)(c)	264,869	264,200
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, 5/25/58(a)(c)	356,122	360,239
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, 7/25/58(a)(c)	94,705	94,280
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, 3/25/58(a)(c)	235,003	237,851
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	500,000	496,501
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A2, 2.47%, 12/15/20(a)	1,250,000	1,236,411
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A2, 3.73%, 3/15/22(a)	200,000	201,882
Vivint Colar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(a)	249,647	258,660
Vivint Colar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48(a)	960,471	979,325
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Wellfleet CLO Ltd., Series 2018-1A, Class A, 3.87%, 7/17/31 (3 month USD LIBOR + 1.10%)(a)(c)	$1,000,000	$986,965
Wendy’s Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45(a)	482,500	493,197
Wendy’s Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45(a)	482,500	487,417
World Financial Network Credit Card Master Trust, Series 2015-B, Class A, 2.55%, 6/17/24	1,000,000	997,009
World Omni Select Auto Trust, Series 2018-1A, Class B, 3.68%, 7/15/23(a)	210,000	213,521
World Omni Select Auto Trust, Series 2018-1A, Class C, 3.86%, 1/15/25(a)	300,000	306,148
Zais CLO 9 Ltd., Series 2018-2A, Class A, 3.96%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	984,383
TOTAL ASSET-BACKED SECURITIES (Cost: $79,005,603)		79,645,923
U.S. GOVERNMENT OBLIGATIONS – 11.9%
U.S. Treasury Bond, 3.38%, 11/15/48	4,950,000	5,521,764
U.S. Treasury Bond, 3.63%, 8/15/43	1,845,000	2,124,417
U.S. Treasury Bond, 3.75%, 11/15/43	2,955,000	3,471,548
U.S. Treasury Bond, 5.25%, 2/15/29	690,000	861,368
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/37	4,000,000	2,461,497
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/37	5,100,000	3,118,883
U.S. Treasury Note, 1.88%, 4/30/22	900,000	890,578
U.S. Treasury Note, 2.13%, 9/30/21	2,264,000	2,257,102
U.S. Treasury Note, 2.13%, 3/31/24	800,000	795,937
U.S. Treasury Note, 2.25%, 3/31/20	640,000	639,025
U.S. Treasury Note, 2.25%, 3/31/21	2,500,000	2,499,219
U.S. Treasury Note, 2.25%, 3/31/26	2,500,000	2,490,332

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   93

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Note, 2.25%, 11/15/27	$5,185,000	$5,134,568
U.S. Treasury Note, 2.38%, 2/29/24	1,255,000	1,263,873
U.S. Treasury Note, 2.38%, 8/15/24	260,000	261,432
U.S. Treasury Note, 2.50%, 1/31/21	2,000,000	2,007,344
U.S. Treasury Note, 2.50%, 2/28/21	110,000	110,443
U.S. Treasury Note, 2.50%, 2/15/22	1,540,000	1,551,730
U.S. Treasury Note, 2.50%, 2/28/26	7,595,000	7,685,191
U.S. Treasury Note, 2.63%, 5/15/21	7,105,000	7,156,067
U.S. Treasury Note, 2.63%, 12/31/23	875,000	890,312
U.S. Treasury Note, 2.63%, 2/15/29	6,745,000	6,876,211
U.S. Treasury Note, 2.75%, 4/30/23	1,920,000	1,958,625
U.S. Treasury Note, 2.75%, 6/30/25	500,000	513,125
U.S. Treasury Note, 2.88%, 9/30/23	2,900,000	2,978,957
U.S. Treasury Note, 2.88%, 5/31/25	4,000,000	4,132,344
U.S. Treasury Note, 2.88%, 7/31/25	905,000	935,544
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $69,449,905)		70,587,436
U.S. GOVERNMENT AGENCIES – 11.6%
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	270,014	263,271
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	372,578	377,067
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	324,431	325,752
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	1,023,302	1,024,305
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	231,227	236,355
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	850,957	869,834
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	375,195	383,382
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	500,938	510,034
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	$1,128,477	$1,154,817
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	484,509	492,410
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	4,338,451	4,432,009
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	243,201	252,471
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	464,762	482,485
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	689,056	721,460
Federal Home Loan Mortgage Corp., 4.00%, 5/1/48	246,645	254,554
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	119,279	124,959
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	1,954,647	2,017,252
Federal Home Loan Mortgage Corp., 4.00%, 9/1/48	484,318	499,700
Federal Home Loan Mortgage Corp., 4.00%, 10/1/48	485,244	500,706
Federal Home Loan Mortgage Corp., 4.00%, 11/1/48	487,166	502,587
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	49,589	52,747
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	235,951	247,375
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	226,647	237,621
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	486,064	509,432
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	393,825	420,103
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	272,448	294,184
Federal National Mortgage Association, 1.25%, 8/17/21	2,500,000	2,440,286
Federal National Mortgage Association, 2.50%, 4/1/31	913,168	909,953
Federal National Mortgage Association, 2.50%, 11/1/31	418,544	416,683
Federal National Mortgage Association, 2.50%, 9/1/46	104,894	101,978
Federal National Mortgage Association, 2.50%, 10/1/46	278,429	270,690
Federal National Mortgage Association, 2.63%, 9/6/24	2,500,000	2,537,016

See Notes to Financial Statements.
94   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.00%, 5/1/32	$961,262	$971,689
Federal National Mortgage Association, 3.00%, 11/1/32	620,975	626,705
Federal National Mortgage Association, 3.00%, 5/1/43	976,247	977,059
Federal National Mortgage Association, 3.00%, 9/1/46	291,263	290,513
Federal National Mortgage Association, 3.00%, 11/1/46	413,715	412,650
Federal National Mortgage Association, 3.00%, 11/1/46	1,508,542	1,502,352
Federal National Mortgage Association, 3.00%, 1/1/47	653,869	651,983
Federal National Mortgage Association, 3.50%, 12/1/30	93,659	95,958
Federal National Mortgage Association, 3.50%, 5/1/33	417,680	427,355
Federal National Mortgage Association, 3.50%, 8/1/33	111,265	113,842
Federal National Mortgage Association, 3.50%, 8/1/42	479,602	489,957
Federal National Mortgage Association, 3.50%, 11/1/42	571,653	583,998
Federal National Mortgage Association, 3.50%, 8/1/43	229,091	233,913
Federal National Mortgage Association, 3.50%, 12/1/45	675,531	687,401
Federal National Mortgage Association, 3.50%, 12/1/45	954,879	971,655
Federal National Mortgage Association, 3.50%, 12/1/46	287,655	292,338
Federal National Mortgage Association, 3.50%, 1/1/47	404,632	410,638
Federal National Mortgage Association, 3.50%, 4/1/47	1,258,134	1,278,494
Federal National Mortgage Association, 3.50%, 9/1/47	696,151	707,202
Federal National Mortgage Association, 3.50%, 11/1/47	206,991	210,257
Federal National Mortgage Association, 3.50%, 6/1/48	430,000	437,383
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.00%, 9/1/40	$411,248	$426,583
Federal National Mortgage Association, 4.00%, 3/1/41	686,755	714,028
Federal National Mortgage Association, 4.00%, 6/1/45	9,644	10,002
Federal National Mortgage Association, 4.00%, 12/1/45	509,418	526,836
Federal National Mortgage Association, 4.00%, 7/1/46	1,324,615	1,370,671
Federal National Mortgage Association, 4.00%, 3/1/47	416,739	434,975
Federal National Mortgage Association, 4.00%, 12/1/47	501,372	518,073
Federal National Mortgage Association, 4.00%, 1/1/48	996,169	1,029,466
Federal National Mortgage Association, 4.00%, 2/1/48	473,825	489,327
Federal National Mortgage Association, 4.00%, 4/1/48	2,280,961	2,355,113
Federal National Mortgage Association, 4.00%, 6/1/48	482,279	497,321
Federal National Mortgage Association, 4.00%, 7/1/48	490	505
Federal National Mortgage Association, 4.00%, 8/1/48	414,218	427,007
Federal National Mortgage Association, 4.50%, 9/1/40	421,642	445,800
Federal National Mortgage Association, 4.50%, 2/1/41	718,508	759,643
Federal National Mortgage Association, 4.50%, 1/1/48	325,449	346,660
Federal National Mortgage Association, 4.50%, 2/1/48	57,301	61,029
Federal National Mortgage Association, 4.50%, 3/1/48	253,706	270,211
Federal National Mortgage Association, 4.50%, 5/1/48	253,622	270,122
Federal National Mortgage Association, 4.50%, 5/1/48	186,751	198,901
Federal National Mortgage Association, 4.50%, 11/1/48	721,854	754,821
Federal National Mortgage Association, 4.50%, 12/1/48	288,345	301,307
Federal National Mortgage Association, 5.00%, 9/1/40	341,401	368,285

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   95

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 5.00%, 2/1/41	$175,610	$190,013
Federal National Mortgage Association, 5.00%, 7/1/44	483,430	521,251
Federal National Mortgage Association, 5.00%, 5/1/48	235,730	249,215
Federal National Mortgage Association, 5.00%, 8/1/48	52,688	57,072
Federal National Mortgage Association, 5.50%, 2/1/42	124,801	133,964
Government National Mortgage Association, 2.50%, 12/20/46	265,111	259,756
Government National Mortgage Association, 3.00%, 12/20/42	491,271	494,535
Government National Mortgage Association, 3.00%, 12/20/45	215,572	217,005
Government National Mortgage Association, 3.00%, 9/20/46	345,937	348,449
Government National Mortgage Association, 3.00%, 10/20/46	714,620	719,368
Government National Mortgage Association, 3.00%, 2/20/47	739,485	744,283
Government National Mortgage Association, 3.00%, 12/20/47	953,464	958,320
Government National Mortgage Association, 3.50%, 2/20/42	428,846	439,999
Government National Mortgage Association, 3.50%, 7/20/42	638,263	654,504
Government National Mortgage Association, 3.50%, 11/20/42	278,512	285,603
Government National Mortgage Association, 3.50%, 8/20/45	149,869	153,448
Government National Mortgage Association, 3.50%, 9/20/45	152,099	155,734
Government National Mortgage Association, 3.50%, 4/20/46	227,972	233,414
Government National Mortgage Association, 3.50%, 12/20/46	1,198,097	1,226,699
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.50%, 1/20/47	$838,740	$858,688
Government National Mortgage Association, 3.50%, 1/20/48	1,313,177	1,342,739
Government National Mortgage Association, 4.00%, 11/20/40	227,523	237,003
Government National Mortgage Association, 4.00%, 2/20/46	581,109	602,346
Government National Mortgage Association, 4.00%, 3/20/46	223,294	231,729
Government National Mortgage Association, 4.00%, 5/20/47	468,387	483,966
Government National Mortgage Association, 4.00%, 8/20/47	235,076	242,895
Government National Mortgage Association, 4.00%, 9/20/47	3,714,357	3,837,897
Government National Mortgage Association, 4.00%, 12/20/48	206,489	213,357
Government National Mortgage Association, 4.50%, 9/20/39	223,526	235,689
Government National Mortgage Association, 4.50%, 7/20/41	123,616	130,143
Government National Mortgage Association, 4.50%, 2/20/47	113,274	118,998
Government National Mortgage Association, 4.50%, 8/20/47	232,873	241,906
Government National Mortgage Association, 4.50%, 1/20/48	892,185	926,795
Government National Mortgage Association, 4.50%, 3/20/48	184,462	191,618
Government National Mortgage Association, 4.50%, 7/20/48	500,000	519,397
Government National Mortgage Association, 5.00%, 7/20/45	318,804	340,862
Overseas Private Investment Corp., 2.74%, 9/15/29	523,907	522,428

See Notes to Financial Statements.
96   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Overseas Private Investment Corp., 3.52%, 9/20/32	$482,143	$503,705
Overseas Private Investment Corp., Series D, Zero Coupon, 1/26/21	400,000	408,727
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $67,755,894)		69,047,026
COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.9%
20 Times Square Trust, Series 2018-20TS, Class E, 3.10%, 5/15/35(a)(c)	600,000	572,937
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class C, 4.36%, 9/15/48(c)	500,000	513,114
BANK 2018-BNK15, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	616,064
BBCMS Trust, Series 2015-SRCH, Class C, 4.80%, 8/10/35(a)	500,000	527,288
BBCMS Trust, Series 2015-SRCH, Class D, 4.96%, 8/10/35(a)(c)	780,000	818,601
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	515,593
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 3.90%, 3/15/62(a)(c)	500,000	492,452
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	867,000
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49(c)	500,000	508,876
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 4.23%, 7/15/30 (1 month USD LIBOR + 1.75%)(a)(c)	1,300,000	1,300,402
CIM Trust, Series 2017-2, Class A1, 4.49%, 12/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	99,997	100,650
CIM Trust, Series 2017-3, Class A1, 4.49%, 1/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	90,801	92,164
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	$114,286	$116,595
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	111,032
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	803,762
COMM Mortgage Trust, Series 2013-CR6, Class B, 3.40%, 3/10/46(a)	500,000	494,482
COMM Mortgage Trust, Series 2015-CR22, Class C, 4.12%, 3/10/48(c)	500,000	511,118
COMM Mortgage Trust, Series 2015-DC1, Class A5, 3.35%, 2/10/48	700,000	709,704
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B, 4.65%, 2/10/49(c)	500,000	533,563
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M1, 3.24%, 4/25/31 (1 month USD LIBOR + 0.85%)(a)(c)	19,108	19,101
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M1, 3.34%, 8/25/31 (1 month USD LIBOR + 0.85%)(a)(c)	19,861	19,875
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	142,824	144,142
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class B, 4.46%, 11/15/48(c)	300,000	313,263
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	747,050
CSMC Trust, Series 2018-11R, 3.43%, 8/30/37	95,362	95,133
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57(a)(c)	472,916	480,259
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,067,795

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   97

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
DBUBS Mortgage Trust, Series 2011-LC1A, Class D, 5.70%, 11/10/46(a)(c)	$500,000	$520,048
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 3.69%, 7/25/29 (1 month USD LIBOR + 1.20%)(c)	251,442	252,509
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M1, 3.24%, 3/25/30 (1 month USD LIBOR + 0.75%)(c)	450,199	449,919
Federal Home Loan Mortgage Corp., Series 2018-DNA1, Class M1, 2.94%, 7/25/30 (1 month USD LIBOR + 0.45%)(c)	455,520	453,438
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1, 3.82%, 5/25/48(a)(c)	8,663	8,655
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1, 4.17%, 8/25/48(a)(c)	92,620	93,265
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 5.87%, 10/15/48 (-1 month USD LIBOR + 9.84%)(c)	241,575	270,307
Federal Home Loan Mortgage Corp., Series K063, Class AM, 3.51%, 1/25/27(c)	500,000	519,789
Federal Home Loan Mortgage Corp., Series K067, Class A2, 3.19%, 7/25/27	383,000	391,730
Federal Home Loan Mortgage Corp., Series K067, Class AM, 3.28%, 8/25/27	1,000,000	1,022,097
Federal Home Loan Mortgage Corp., Series K069, Class AM, 3.25%, 9/25/27(c)	875,000	893,314
Federal Home Loan Mortgage Corp., Series K071, Class A2, 3.29%, 11/25/27	1,400,000	1,439,787
Federal Home Loan Mortgage Corp., Series K076, Class A2, 3.90%, 4/25/28	550,000	591,367
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 4/25/28	$325,000	$347,216
Federal Home Loan Mortgage Corp., Series K077, Class A2, 3.85%, 5/25/28(c)	770,000	825,234
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28(c)	150,000	159,963
Federal Home Loan Mortgage Corp., Series K083, Class A2, 4.05%, 9/25/28(c)	875,000	952,172
Federal Home Loan Mortgage Corp., Series K083, Class AM, 4.03%, 10/25/28(c)	350,000	378,605
Federal Home Loan Mortgage Corp., Series K086, Class A2, 3.86%, 11/25/28(c)	600,000	643,890
Federal Home Loan Mortgage Corp., Series K086, Class AM, 3.92%, 11/25/28(c)	100,000	107,320
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29(c)	360,000	381,489
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33(c)	600,000	641,989
Federal Home Loan Mortgage Corp., Series KC03, Class A2, 3.50%, 1/25/26	450,000	463,476
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 2.97%, 4/25/28(c)	1,580,000	1,599,703
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 5.09%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	140,000	146,773
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 5.49%, 7/25/24 (1 month USD LIBOR + 3.00%)(c)	168,695	179,086

See Notes to Financial Statements.
98   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2018-C01, Class 1M1, 3.09%, 7/25/30 (1 month USD LIBOR + 0.60%)(c)	$309,116	$308,410
Federal National Mortgage Association, Series 2018-C04, Class 2M1, 3.24%, 12/25/30 (1 month USD LIBOR + 0.75%)(c)	7,434	7,433
Federal National Mortgage Association, Series 2018-C05, Class 1M1, 3.21%, 1/25/31 (1 month USD LIBOR + 0.72%)(c)	242,604	242,543
Federal National Mortgage Association, Series 2018-C06, Class 2M2, 4.59%, 3/25/31 (1 month USD LIBOR + 2.10%)(c)	10,000	9,872
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.39%, 7/25/28(c)	219,485	228,195
Federal National Mortgage Association, Series 2018-M10, Class A2, 3.39%, 7/25/28(c)	1,225,000	1,263,937
Federal National Mortgage Association, Series 2018-M14, Class A2, 3.58%, 8/25/28	550,000	574,977
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.33%, 6/25/28(c)	500,000	514,444
FREMF Mortgage Trust, Series 2015-K46, Class B, 3.70%, 4/25/48(a)(c)	225,000	225,801
Government National Mortgage Association, 3.50%, 1/20/49	484,174	496,066
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46	144,409	22,232
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51	800,000	845,417
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage Securities Trust, Series 2010-C2, Class D, 5.18%, 12/10/43(a)(c)	$500,000	$513,637
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,100,000	1,112,396
GS Mortgage Securities Trust, Series 2017-GS8, Class C, 4.34%, 11/10/50(c)	401,000	410,525
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 3.10%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	70,734	68,994
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 8/5/34(a)(c)	900,000	872,226
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,087,290
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47(a)(c)	455,886	456,189
JP Morgan Mortgage Trust, Series 2017-6, Class A6, 3.00%, 12/25/48(a)(c)	352,733	347,235
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 3.24%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(c)	77,708	77,578
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49(a)(c)	37,836	37,841
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49(a)(c)	28,330	28,424
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49(a)(c)	100,316	100,809
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class AS, 4.20%, 9/15/47(c)	860,000	898,435
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.89%, 11/15/47(a)(c)	470,000	418,773

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   99

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	$500,000	$510,756
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	117,431
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,100,000	1,127,350
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A4, 3.46%, 3/15/50	1,100,000	1,121,529
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, 6/15/49	1,100,000	1,086,382
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	998,905
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A3, 3.94%, 6/15/51	1,100,000	1,158,380
Ladder Capital Commercial Mortgage Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 2/15/36(a)	767,193	799,499
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.76%, 11/15/46(c)	500,000	529,759
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 4.91%, 11/15/46(c)	375,000	392,440
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	171,496	176,226
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	114,286	114,201
Morgan Stanley Capital Trust, Series 2014-CPT, Class C, 3.45%, 7/13/29(a)(c)	670,000	673,508
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Morgan Stanley Capital Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	$600,000	$621,735
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35(a)	140,899	137,797
Natixis Commercial Mortgage Securities Trust, Series 2018-850T, Class A, 3.27%, 7/15/33 (1 month USD LIBOR + 0.78%)(a)(c)	1,000,000	993,341
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 3.24%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	169,372	168,170
Pepper Residential Securities Trust No. 23, Series 23A, Class A1U, 3.50%, 8/18/60 (1 month USD LIBOR + 0.95%)(a)(c)	1,500,000	1,499,996
RETL, Series 2019-RVP, Class A, 3.63%, 3/15/36 (1 month USD LIBOR + 1.15%)(a)(c)	600,000	600,375
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46(a)(c)	450,025	448,853
STACR Trust, Series 2018-DNA3, Class M1, 3.24%, 9/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	160,000	159,835
STACR Trust, Series 2018-HRP2, Class M1, 3.34%, 2/25/47 (1 month USD LIBOR + 0.85%)(a)(c)	120,000	120,000
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	602,701
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	151,945
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	308,494
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,166,744
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	531,127

See Notes to Financial Statements.
100   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30(a)	$1,300,000	$1,319,258
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.08%, 3/10/46(a)(c)	225,000	209,458
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 4/10/46	794,000	807,618
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A3, 3.54%, 12/15/48	114,286	117,661
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	451,715
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class C, 4.31%, 3/15/50(c)	500,000	507,705
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.71%, 3/15/45(c)	500,000	505,986
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.13%, 5/15/45(a)(c)	225,000	223,706
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.70%, 12/15/46(c)	350,000	365,416
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $57,095,048)		58,820,837
FOREIGN CORPORATE BONDS – 3.4%
BASIC MATERIALS – 0.2%
Constellium N.V., 6.63%, 3/1/25(a)	250,000	255,000
First Quantum Minerals Ltd., 7.25%, 4/1/23(a)	200,000	195,250
IAMGOLD Corp., 7.00%, 4/15/25(a)	25,000	25,312
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(a)	25,000	24,937
Nutrien Ltd., 4.20%, 4/1/29	109,000	112,084
Nutrien Ltd., 5.00%, 4/1/49	162,000	168,358
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
Teck Resources Ltd., 6.25%, 7/15/41	$150,000	$160,231
Yamana Gold, Inc., 4.95%, 7/15/24	400,000	411,148
Total Basic Materials		1,352,320
COMMUNICATIONS – 0.4%
Altice Financing S.A., 7.50%, 5/15/26(a)	200,000	198,000
Altice France S.A., 8.13%, 2/1/27(a)	200,000	202,000
Danske Bank A/S, 5.38%, 1/12/24(a)	451,000	469,234
Digicel Group Two Ltd., 8.25%, 9/30/22(a)	98,000	32,830
Intelsat Connect Finance S.A., 9.50%, 2/15/23(a)	325,000	287,722
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(a)	125,000	121,563
Intelsat Luxembourg S.A., 8.13%, 6/1/23	100,000	69,500
Telefonica Emisiones S.A., 5.52%, 3/1/49	984,000	1,031,298
Vodafone Group PLC, 5.25%, 5/30/48	176,000	176,022
Total Communications		2,588,169
CONSUMER, CYCLICAL – 0.2%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 1/15/22(a)	75,000	75,353
Aptiv PLC, 5.40%, 3/15/49	680,000	702,836
Delphi Technologies PLC, 5.00%, 10/1/25(a)	75,000	66,038
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(a)	150,000	157,313
IHO Verwaltungs GmbH, Senior Secured Note, PIK (4.125% Cash or 4.875% PIK), 4.13%, 9/15/21(a)(e)	200,000	200,250
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(a)	50,000	51,000
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(a)	175,000	175,437
Total Consumer, Cyclical		1,428,227

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   101

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – 0.3%
Allergan Funding SCS, 3.80%, 3/15/25	$140,000	$141,877
Bausch Health Cos., Inc., 5.75%, 8/15/27(a)	25,000	25,625
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/1/25(a)	200,000	145,000
IHS Markit Ltd., 4.13%, 8/1/23	210,000	214,166
Takeda Pharmaceutical Co., Ltd., Senior Note, 4.40%, 11/26/23(a)	1,226,000	1,288,952
Total Consumer, Non-cyclical		1,815,620
ENERGY – 0.2%
BP Capital Markets PLC, 3.51%, 3/17/25	549,000	560,814
Cenovus Energy, Inc., 5.20%, 9/15/43	210,000	196,670
Petro-Canada, 5.95%, 5/15/35	108,000	127,855
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	47,609
Transocean Pontus Ltd., 6.13%, 8/1/25(a)	23,625	23,920
Transocean Poseidon Ltd., 6.88%, 2/1/27(a)	50,000	52,000
Total Energy		1,008,868
FINANCIAL – 1.5%
AIB Group PLC, Senior Note, 4.75%, 10/12/23(a)	365,000	377,107
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23(a)	490,000	502,382
BNP Paribas S.A., 4.71%, 1/10/25 (4.71% fixed rate until 1/10/24; 2.24% + 3 month USD LIBOR thereafter)(a)(c)	580,000	603,238
Deutsche Bank AG, Senior Note, 4.25%, 2/4/21	151,000	151,601
Deutsche Bank AG, Series D, 5.00%, 2/14/22	450,000	460,110
goeasy Ltd., 7.88%, 11/1/22(a)	25,000	26,250
HSBC Holdings PLC, 3.40%, 3/8/21	268,000	270,409
ING Groep N.V., Senior Note, 4.63%, 1/6/26(a)	775,000	813,516
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	285,000	285,679
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Mitsubishi UFJ Financial Group, Inc., 3.41%, 3/7/24	$638,000	$646,759
NatWest Markets PLC, 3.63%, 9/29/22(a)	702,000	701,937
Nederlandse Waterschapsbank N.V., Senior Note, 3.13%, 12/5/22(a)	500,000	512,525
Nordea Bank Abp, 6.63%, 3/26/26 (6.63% fixed rate until 3/26/26; + 5 year CMT + 4.11% thereafter)(a)(c)(d)	200,000	199,500
Royal Bank of Scotland Group PLC, 4.27%, 3/22/25 (4.27% fixed rate until 3/22/24; 1.76% + 3 month USD LIBOR thereafter)(c)	269,000	271,658
Royal Bank of Scotland Group PLC, 4.52%, 6/25/24 (4.52% fixed rate until 6/25/23; 1.55% + 3 month USD LIBOR thereafter)(c)	380,000	388,756
Safina Ltd., 2.00%, 12/30/23	347,835	342,283
Societe Generale S.A., 3.88%, 3/28/24(a)	350,000	351,304
State Bank of India, 4.38%, 1/24/24(a)	205,000	210,231
Swiss Re Finance Luxembourg S.A., 5.00%, 4/2/49 (1.00% fixed rate until 4/2/29; 3.58% + 5 Year CMT thereafter)(a)(c)	400,000	405,322
Toronto-Dominion Bank (The), 2.88%, 9/17/20 (3 month USD LIBOR + 0.26%)(c)	1,200,000	1,201,023
Total Financial		8,721,590
INDUSTRIAL – 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.63%, 5/15/23(a)	200,000	201,250
Avolon Holdings Funding Ltd., 5.25%, 5/15/24(a)	25,000	25,750
Bombardier, Inc., 7.88%, 4/15/27(a)	325,000	335,156
Canadian National Railway Co., 2.85%, 12/15/21	152,000	152,246
CNH Industrial N.V., 4.50%, 8/15/23	129,000	133,837
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	63,000	66,465

See Notes to Financial Statements.
102   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Embraer Overseas Ltd., 5.70%, 9/16/23(a)	$135,000	$144,283
Ingersoll-Rand Luxembourg Finance S.A., 3.50%, 3/21/26	300,000	302,698
Ingersoll-Rand Luxembourg Finance S.A., 3.80%, 3/21/29	260,000	263,944
Klabin Austria GmbH, 7.00%, 4/3/49(a)	250,000	249,125
Masonite International Corp., 5.75%, 9/15/26(a)	125,000	127,813
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	180,752
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(a)	150,000	155,625
Siemens Financieringsmaatschappij N.V., 3.25%, 5/27/25(a)	510,000	515,404
Total Industrial		2,854,348
TECHNOLOGY – 0.0%(f)
NXP B.V./NXP Funding LLC, 5.55%, 12/1/28(a)	214,000	231,764
UTILITIES – 0.1%
Electricite de France S.A., 5.00%, 9/21/48(a)	250,000	257,861
Enel Finance International N.V., 3.63%, 5/25/27(a)	80,000	76,623
Enel Finance International N.V., 4.88%, 6/14/29(a)	145,000	151,220
Total Utilities		485,704
TOTAL FOREIGN CORPORATE BONDS (Cost: $20,084,470)		20,486,610
MUNICIPAL BONDS – 1.7%
CALIFORNIA – 0.9%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	213,917
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,022,230
City of Los Angeles CA, General Obligation, Series A, 3.50%, 9/1/37	315,000	311,352
Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
CALIFORNIA – (continued)
State of California, General Obligation, 2.25%, 10/1/23	$1,000,000	$992,450
State of California, General Obligation, 3.27%, 4/1/47 (1 month USD LIBOR + 0.00%)(c)	1,000,000	1,004,000
State of California, General Obligation, 4.60%, 4/1/38	500,000	532,680
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	400,273
State of California, General Obligation, High Speed Passenger Train, 2.19%, 4/1/47(c)	500,000	498,555
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	501,600
Total California		5,477,057
HAWAII – 0.2%
City & Cnty. of Honolulu HI, General Obligation, Series F-GREEN BOND, 3.94%, 9/1/34	500,000	517,870
City & County of Honolulu, HI, General Obligation, Green Bond, Series D, 2.14%, 10/1/23	550,000	540,540
Total Hawaii		1,058,410
ILLINOIS – 0.1%
Chicago Housing Auth., Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	528,675
State of Illinois, General Obligation, Series A, 5.00%, 10/1/22	210,000	226,061
Total Illinois		754,736
NEW JERSEY – 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	450,606
NEW YORK – 0.1%
City of New York NY, General Obligation, Series C, 3.25%, 12/1/23	580,000	597,127

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   103

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
OREGON – 0.1%
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31(a)	$500,000	$482,675
TEXAS – 0.2%
Texas Water Development Board, Revenue Bonds, 4.19%, 10/15/43	500,000	522,210
Texas Water Development Board, Revenue Bonds, State Water Implementation Funds, Series B, 3.70%, 10/15/47	1,000,000	1,002,990
Total Texas		1,525,200
TOTAL MUNICIPAL BONDS (Cost: $10,092,870)		10,345,811
SUPRANATIONAL BONDS – 1.5%
Asian Development Bank, 3.13%, 9/26/28	500,000	524,065
Digicel Group One Ltd., 8.25%, 12/30/22(a)	102,000	62,220
European Investment Bank, 1.63%, 8/14/20	460,000	455,107
European Investment Bank, 2.38%, 5/24/27	500,000	495,913
European Stability Mechanism, Senior Note, 2.13%, 11/3/22(a)	1,000,000	991,418
Inter-American Development Bank, 2.49%, 10/9/20 (1 month USD LIBOR + 0.00%)(c)	1,000,000	999,410
International Bank for Reconstruction & Development, 2.51%, 3/18/20 (1 month USD LIBOR + 0.03%)(c)	1,000,000	1,000,110
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	731,000	761,358
International Development Association, 2.75%, 4/24/23(a)	500,000	507,620
International Finance Corp., 1.75%, 3/30/20	1,000,000	992,554
Kreditanstalt fuer Wiederaufbau, 1.63%, 3/15/21	399,000	393,318
Investments	Principal Amount	Value
SUPRANATIONAL BONDS – (continued)
Kreditanstalt fuer Wiederaufbau, 1.88%, 11/30/20	$1,000,000	$992,037
North American Development Bank, 2.40%, 10/26/22	1,000,000	987,501
TOTAL SUPRANATIONAL BONDS (Cost: $9,029,740)		9,162,631
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
HUNGARY – 0.0%(f)
Hungary Government International Bond, 7.63%, 3/29/41	54,000	80,144
INDONESIA – 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	197,868
Indonesia Government International Bond, 4.13%, 1/15/25(a)	400,000	409,940
Indonesia Government International Bond, Senior Note, 4.45%, 2/11/24	200,000	208,416
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23(a)	300,000	302,394
Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24(a)	250,000	253,160
Total Indonesia		1,371,778
IRAQ – 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	496,881
MEXICO – 0.1%
Mexico Government International Bond, 4.50%, 4/22/29	207,000	214,349
Mexico Government International Bond, Series MTN, 4.75%, 3/8/44	168,000	164,976
Total Mexico		379,325
PANAMA – 0.0%(f)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	130,500
QATAR – 0.1%
Qatar Government International Bond, 4.50%, 4/23/28(a)	200,000	213,717

See Notes to Financial Statements.
104   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
QATAR – (continued)
Qatar Government International Bond, 4.82%, 3/14/49(a)	$205,000	$215,545
Total Qatar		429,262
ROMANIA – 0.0%(f)
Romanian Government International Bond, 5.13%, 6/15/48(a)	50,000	49,775
SAUDI ARABIA – 0.1%
Saudi Government International Bond, 4.00%, 4/17/25(a)	300,000	307,137
Saudi Government International Bond, 5.25%, 1/16/50(a)	205,000	218,628
Total Saudi Arabia		525,765
TUNISIA – 0.0%(f)
Tunisia Government AID Bonds, 1.42%, 8/5/21	200,000	195,760
UKRAINE – 0.2%
Ukraine Government AID Bonds, 1.47%, 9/29/21	1,120,000	1,097,051
UNITED ARAB EMIRATES – 0.1%
Abu Dhabi Government International Bond, 3.13%, 10/11/27(a)	250,000	248,125
URUGUAY – 0.0%(f)
Uruguay Government International Bond, 5.10%, 6/18/50	150,000	159,375
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,992,036)		5,163,741
FOREIGN GOVERNMENT AGENCIES – 0.5%
CANADA – 0.2%
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	1,002,320
NORWAY – 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25(a)	500,000	489,612
Kommunalbanken A/S, 2.75%, 2/5/24(a)	329,000	333,909
Total Norway		823,521

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES – (continued)
SOUTH KOREA – 0.0%(f)
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23(a)	$200,000	$206,189
SWEDEN – 0.2%
Kommuninvest I Sverige AB, 1.50%, 4/23/19(a)	1,000,000	999,370
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,960,764)		3,031,400
BANK LOANS – 0.2%
BASIC MATERIALS – 0.0%(f)
Aleris International, Inc. 2018 Term Loan, 7.25%, 2/27/23 (1-month USD LIBOR + 4.75%)(c)	49,625	49,526
COMMUNICATIONS – 0.1%
Altice France S.A. 2018 Term Loan B13, 6.16%, 8/14/26 (1-month USD LIBOR + 4.00%)(c)	124,688	119,201
CommScope, Inc. 2019 Term Loan B, 2.50%, 4/6/26	50,000	49,916
Level 3 Financing, Inc., 4.74%, 2/22/24 (3-month USD LIBOR + 2.25%)(c)	50,000	49,365
Windstream Holdings, Inc., 2.50%, 3/6/21	50,000	49,860
Total Communications		268,342
CONSUMER, CYCLICAL – 0.1%
ASP Unifrax Holdings, Inc., 6.35%, 12/12/25 (3-month USD LIBOR + 3.75%)(c)	24,938	23,726
Boyd Gaming Corp., 4.66%, 9/15/23 (1-Week USD LIBOR + 2.25%)(c)	25,000	24,758
HD Supply, Inc., 4.25%, 10/17/23 (1-month USD LIBOR + 1.75%)(c)	49,937	49,288
Hilton Worldwide Finance LLC, 4.24%, 10/25/23 (1-month USD LIBOR + 1.75%)(c)	50,000	49,875
HLF Financing Sarl LLC/Herbalife International, Inc. 2018 Term Loan B, 5.75%, 8/18/25 (1-month USD LIBOR + 3.25%)(c)	24,875	24,879
Life Time, Inc. 2017 Term Loan B, 5.38%, 6/10/22 (3-month USD LIBOR + 2.75%)(c)	123,744	122,130

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   105

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
BANK LOANS – (continued)
CONSUMER, CYCLICAL – (continued)
Marriott Ownership Resorts, Inc. 2018 Term Loan B, 4.75%, 8/29/25 (1-month USD LIBOR + 2.25%)(c)	$49,875	$49,563
Panther BF Aggregator 2 L.P., 3.50%, 3/18/26	150,000	148,220
Total Consumer, Cyclical		492,439
CONSUMER, NON-CYCLICAL – 0.0%(f)
Camelot Finance L.P., 5.75%, 10/3/23 (1-month USD LIBOR + 3.25%)(c)	24,935	24,780
Verscend Holding Corp. 2018 Term Loan B, 7.00%, 8/24/25 (1-month USD LIBOR + 4.50%)(c)	24,875	24,657
Total Consumer, Non-cyclical		49,437
ENERGY – 0.0%(f)
BCP Renaissance Parent LLC 2017 Term Loan B, 6.24%, 10/31/24 (3-month USD LIBOR + 3.50%)(c)	24,688	24,565
Consolidated Energy Finance S.A. Term Loan B, 4.99%, 5/7/25 (1-month USD LIBOR + 2.50%)(c)	74,438	71,832
Prairie ECI Acquiror L.P. Term Loan B, 4.75%, 3/11/26	50,000	50,062
TEX Operations Co. LLC Term Loan, 4.50%, 8/4/23 (1-month USD LIBOR + 2.00%)(c)	24,936	24,628
Total Energy		171,087
FINANCIAL – 0.0%(f)
Edelman Financial Center LLC 2018 1st Lien Term Loan, 6.04%, 7/21/25 (3-month USD LIBOR + 3.25%)(c)	49,875	49,423
Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.25%, 10/1/25 (1-month USD LIBOR + 3.75%)(c)	49,875	48,388
Hub International Ltd. 2018 Term Loan B, 5.52%, 4/25/25 (3-month USD LIBOR + 2.75%)(c)	24,813	23,964
Total Financial		121,775

Investments	Principal Amount	Value
BANK LOANS – (continued)
HEALTH CARE – 0.0%(f)
MPH Acquisition Holdings LLC 2016 Term Loan B, 5.35%, 6/7/23 (3-month USD LIBOR + 2.75%)(c)	$23,202	$22,426
INDUSTRIAL – 0.0%(f)
Altra Industrial Motion Corp. 2018 Term Loan B, 4.50%, 10/1/25 (1-month USD LIBOR + 2.00%)(c)	24,347	23,891
TECHNOLOGY – 0.0%(f)
IQVIA, Inc., 4.25%, 6/11/25 (1-month USD LIBOR + 1.75%)(c)	24,937	24,646
TOTAL BANK LOANS (Cost: $1,235,927)		1,223,569
	Shares
SHORT-TERM INVESTMENTS – 5.9%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 2.27% (Cost $34,838,012)(g)	34,838,012	34,838,012
TOTAL INVESTMENTS – 103.6% (Cost: $606,423,695)		615,913,316
OTHER ASSETS AND LIABILITIES, NET – (3.6)%		(21,461,102)
NET ASSETS – 100.0%		$594,452,214

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the value of these securities was $167,082,137, representing 28.1% of net assets.

(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of these securities was $339,880, representing 0.1% of net assets.

(c)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Perpetual floating rate security. Date shown reflects the next reset date.

(e)
Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.

(f)
Amount is less than 0.05%.

See Notes to Financial Statements.
106   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited)
March 31, 2019
PFM Multi-Manager Fixed-Income Fund (concluded)

(g)
The rate shown is the annualized seven-day yield at March 31, 2019.

ABS
Asset Backed Securities

PIK
Paid-In-Kind

REIT
Real Estate Investment Trust

Futures contracts open at March 31, 2019:
Description	Type	Contracts	Expiration Date	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 1.4%
U.S. Treasury 10-Year Ultra Long-Term Bonds	Long	1,000,000	06/19/2019	$1,327,812	26,393
U.S. Treasury Ultra Long-Term Bonds	Long	4,200,000	06/19/2019	7,056,000	247,955
Total					$274,348
CONTRACTS SOLD – (4.1)%
U.S. Treasury 2-Year Notes	Short	(3,400,000)	06/28/2019	$(3,622,594)	(12,184)
U.S. Treasury 5-Year Notes	Short	(5,700,000)	06/28/2019	(6,602,203)	(4,531)
U.S. Treasury 10-Year Notes	Short	(4,000,000)	06/19/2019	(4,968,750)	(30,248)
U.S. Treasury Long-Term Bonds	Short	(6,200,000)	06/19/2019	(9,278,687)	(230,539)
Total					$(277,502)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019 (see Note 2 to the Financial Statements).
	Level 1	Level 2	Level 3	Total
PFM Multi-Manager Fixed Income Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$253,560,320	$—	$253,560,320
Asset-Backed Securities	—	79,645,923	—	79,645,923
U.S. Government Obligations	—	70,587,436	—	70,587,436
U.S. Government Agencies	—	69,047,026	—	69,047,026
Commercial Mortgage-Backed Securities	—	58,820,837	—	58,820,837
Foreign Corporate Bonds	—	20,486,610	—	20,486,610
Municipal Bonds	—	10,345,811	—	10,345,811
Supranational Bonds	—	9,162,631	—	9,162,631
Foreign Government Obligations	—	5,163,741	—	5,163,741
Foreign Government Agencies	—	3,031,400	—	3,031,400
Bank Loans	—	1,223,569	—	1,223,569
Money Market Fund	34,838,012	—	—	34,838,012
Total Investments in Securities	$34,838,012	$581,075,304	$—	$615,913,316
Other Financial Instruments:
Futures Contracts(a)	$274,348	$—	$—	$274,348
Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(277,502)	$—	$—	$(277,502)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   107

Statements of Assets and Liabilities (unaudited)
March 31, 2019

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $624,601,511, $366,539,685 and $606,423,695 respectively)	$645,563,162	$347,836,593	$615,913,316
Foreign Currency, at Value (Cost $–, $499,267 and $–, respectively)	—	492,425	—
Cash	55	—	787,425
Deposits at Broker for Futures Contracts	140,996	329,534	35,471
Receivables:
Investment Securities Sold	1,041,638	1,678,339	6,123,529
Dividends	581,072	1,301,670	—
Interest	—	—	4,415,786
Foreign Tax Reclaims	602	179,515	1,097
Prepaid Expenses	37,171	23,193	33,886
Net Variation Margin on Futures Contracts	116,058	80,366	—
Total Assets	647,480,754	351,921,635	627,310,510
Liabilities:
Payables:
Investment Securities Purchased	1,248,791	439,205	32,479,624
Advisory Fees	164,079	123,323	195,946
Trustees’ Fees and Expenses	3,986	1,398	3,849
Other Accrued Expenses	133,322	269,574	176,025
Net Variation Margin on Futures Contracts	—	—	2,852
Total Liabilities	1,550,178	833,500	32,858,296
Net Assets	$645,930,576	$351,088,135	$594,452,214
Net Assets Consists of:
Paid-In Capital	$619,816,972	$373,246,617	$584,968,052
Total Distributable Earnings (Loss)	26,113,604	(22,158,482)	9,484,162
Net Assets	$645,930,576	$351,088,135	$594,452,214
Capital shares outstanding, no par value, unlimited shares authorized (all shares outstanding are of each Fund’s Institutional Class)	61,764,189	38,006,079	58,264,350
Net asset value, offering price and redemption price per share	$10.46	$9.24	$10.20
See Notes to Financial Statements.
108   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2019

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $2,745, $329,567 and $–, respectively)	$6,026,876	$3,706,117	$124,633
Interest (net of taxes withheld of $–, $– and $1,166, respectively)	2,149	2,121	10,544,548
Total Investment Income	6,029,025	3,708,238	10,669,181
Expenses:
Advisory Fees (Note 3)	856,837	778,829	1,019,207
Accounting Fees	65,263	139,266	119,941
Administration Fees	32,909	32,909	32,923
Audit and Tax Fees	32,658	81,203	43,323
Custodian Fees	27,614	107,300	39,612
Insurance Premiums	20,606	10,960	16,875
Legal Fees	57,607	30,746	48,267
Offering Costs (Note 4)	5,798	5,798	5,798
Registration Fees	14,330	7,621	11,736
Transfer Agent Fees	23,899	23,872	24,439
Trustees Fees and Expenses	33,900	17,980	29,104
Other Expenses	15,824	11,358	14,610
Total Expenses	1,187,245	1,247,842	1,405,835
Less: Advisory Fees Waived	(147,730)	(155,766)	—
Expenses Reimbursed/Recouped	81,998	(110,751)	(4,425)
Net Expenses	1,121,513	981,325	1,401,410
Net Investment Income	4,907,512	2,726,913	9,267,771
Net Realized and Unrealized Gain (Loss) on investments:
Net Realized Gain (Loss) From:
Investments	2,099,755	(3,256,713)	53,112
Futures Contracts	(324,027)	(22,745)	(158,328)
Foreign Currency Related Transactions	(75)	(82,889)	—
Net Realized Gain (Loss)	1,775,653	(3,362,347)	(105,216)
Net Increase (Decrease) in Unrealized Appreciation/Depreciation From:
Investments	(12,337,900)	(9,105,361)	10,822,968
Futures Contracts	103,535	(1,106)	(50,076)
Translation of Assets and Liabilities Denominated in Foreign Currencies	(2)	(771)	—
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	(12,234,367)	(9,107,238)	10,772,892
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,551,202)	$(9,742,672)	$19,935,447
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   109

Statements of Changes in Net Assets

	PFM Multi-Manager Domestic Equity Fund		PFM Multi-Manager International Equity Fund
	For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018(1)	For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018(1)
Increase in Net Assets Resulting From Operations:
Net investment income	$4,907,512	$3,167,519	$2,726,913	$2,312,474
Net Realized Gain (Loss)	1,775,653	630,117	(3,362,347)	(2,149,970)
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	(12,234,367)	33,311,407	(9,107,238)	(9,531,464)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,551,202)	37,109,043	(9,742,672)	(9,368,960)
Distributions from:
Distributable Earnings	(5,444,237)	—	(3,046,850)	—
Capital Share Transactions:
Proceeds from Sale of Shares	101,585,845	561,847,700	49,377,867	324,187,200
Reinvestment of Distributions	5,444,237	—	3,046,850	—
Cost of Shares Redeemed	(45,097,710)	(3,963,100)	(3,286,300)	(79,000)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	61,932,372	557,884,600	49,138,417	324,108,200
Net Increase in Net Assets	50,936,933	594,993,643	36,348,895	314,739,240
Net Assets:
Beginning of period	594,993,643	—	314,739,240	—
End of period	$645,930,576	$594,993,643	$351,088,135	$314,739,240
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of period	55,313,427	—	32,469,106	—
Shares Subscribed	10,216,473	55,686,877	5,544,997	32,477,349
Shares Issued from Reinvestment of Distributions	596,302	—	366,208	—
Shares Redeemed	(4,362,013)	(373,450)	(374,232)	(8,243)
Shares Outstanding, End of period	61,764,189	55,313,427	38,006,079	32,469,106

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

See Notes to Financial Statements.
110   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Statements of Changes in Net Assets

	PFM Multi-Manager Fixed-Income Fund
	For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018(1)
Increase in Net Assets Resulting From Operations:
Net investment income	$9,267,771	$5,022,454
Net Realized Gain (Loss)	(105,216)	812,797
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	10,772,892	(1,286,425)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,935,447	4,548,826
Distributions from:
Distributable Earnings	(10,115,766)	(4,884,345)
Capital Share Transactions:
Proceeds from Sale of Shares	92,799,941	486,793,500
Reinvestment of Distributions	10,115,766	4,884,345
Cost of Shares Redeemed	(8,410,500)	(1,215,000)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	94,505,207	490,462,845
Net Increase in Net Assets	104,324,888	490,127,326
Net Assets:
Beginning of period	490,127,326	—
End of period	$594,452,214	$490,127,326
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of period	48,908,529	—
Shares Subscribed	9,188,475	48,542,956
Shares Issued from Reinvestment of Distributions	1,012,472	486,188
Shares Redeemed	(845,126)	(120,615)
Shares Outstanding, End of period	58,264,350	48,908,529

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   111

Financial Highlights
PFM Multi-Manager Domestic Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of period	$10.76	$10.00
Investment Operations:
Net Investment Income(2)	0.08	0.12
Net Realized and Unrealized Gain (Loss)(3)	(0.28)	0.64
Total from Investment Operations	(0.20)	0.76
Distributions From:
Net Investment Income	(0.08)	—
Capital gains	(0.02)	—
Total Distributions to Shareholders	(0.10)	—
Net Asset Value, End of period	$10.46	$10.76
Total Return(4),(5)	(1.81)%	7.60%
Ratios/Supplemental Data:(6)
Net Assets, End of period (000’s omitted)	$645,931	$594,994
Ratios to average net assets of:
Expenses, Net of Expenses Waived/Reimbursed/Recouped	0.38%	0.38%
Expenses, Prior to Expenses Waived/Reimbursed/Recouped	0.40%	0.55%
Net Investment Income	1.66%	1.54%
Portfolio Turnover Rate	13%	13%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

See Notes to Financial Statements.
112   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Financial Highlights
PFM Multi-Manager International Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of period	$9.69	$10.00
Investment Operations:
Net Investment Income(2)	0.08	0.15
Net Realized and Unrealized Gain (Loss)(3)	(0.44)	(0.46)
Total from Investment Operations	(0.36)	(0.31)
Distributions From:
Net Investment Income	(0.09)	—
Total Distributions to Shareholders	(0.09)	—
Net Asset Value, End of period	$9.24	$9.69
Total Return(4),(5)	(3.64)%	(3.10)%
Ratios/Supplemental Data:(6)
Net Assets, End of period (000’s omitted)	$351,088	$314,739
Ratios to average net assets of:
Expenses, Net of Expenses Waived/Reimbursed/Recouped	0.63%	0.63%
Expenses, Prior to Expenses Waived/Reimbursed/Recouped	0.80%	1.09%
Net Investment Income	1.75%	2.08%
Portfolio Turnover Rate	8%	21%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   113

Financial Highlights
PFM Multi-Manager Fixed-Income Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of period	$10.02	$10.00
Investment Operations:
Net Investment Income(2)	0.18	0.23
Net Realized and Unrealized Gain (Loss)(3)	0.20	(0.10)
Total from Investment Operations	0.38	0.13
Distributions From:
Net Investment Income	(0.18)	(0.11)
Capital gains	(0.02)	—
Total Distributions to Shareholders	(0.20)	(0.11)
Net Asset Value, End of period	$10.20	$10.02
Total Return(4),(5)	3.79%	1.27%
Ratios/Supplemental Data:(6)
Net Assets, End of period (000’s omitted)	$594,452	$490,127
Ratios to average net assets of:
Expenses, Net of Expenses Waived/Reimbursed/Recouped	0.55%	0.55%
Expenses, Prior to Expenses Waived/Reimbursed/Recouped	0.55%	0.73%
Net Investment Income	3.64%	3.00%
Portfolio Turnover Rate	43%(7)	218%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

(7)
Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 40%.

See Notes to Financial Statements.
114   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Notes to Financial Statements
March 31, 2019 (unaudited)

1. Organization
PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of March 31, 2019, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.
Use of Estimates
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
Investment Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has delegated to PFM Asset Management LLC (the “Adviser”), the adviser to the Funds, the responsibility for the valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   115

Notes to Financial Statements
March 31, 2019 (unaudited)

2. Summary of Significant Accounting Policies (continued)
Investment Valuation (continued)
(“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 — Quoted prices in active markets for identical assets.
Level 2 — Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.
Level 3 — Unobservable inputs for the assets, including the VC’s own assumption for determining fair value.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
116   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Notes to Financial Statements
March 31, 2019 (unaudited)

2. Summary of Significant Accounting Policies (continued)
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   117

Notes to Financial Statements
March 31, 2019 (unaudited)

3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company’ under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the positions to be taken on each Fund’s federal income tax returns and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the period ended March 31, 2019, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period.
The amount and character of tax-basis distributions and composition of distributable earnings (loss) are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment. At September 30, 2018, the Fund’s most recent fiscal year, the capital loss carryforwards were as follows:
	Unlimited Short Term Losses	Unlimited Long Term Losses
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-manager International Equity Fund	(1,712,174)	(115,038)
PFM Multi-Manger Fixed-Income Fund	—	—
At March 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Cost of investments	$624,620,599	$366,703,244	$606,536,920
Unrealized appreciation	$49,245,136	$12,984,681	$12,139,403
Unrealized depreciation	(28,302,573)	(31,851,332)	(2,763,007)
Net unrealized appreciation (depreciation)	$20,942,563	$(18,866,651)	$9,376,396
During the period ended March 31, 2019, differences between book and tax accounting, primarily due to wash sales, REITs, Passive Foreign Investment Company Inclusions, futures contracts mark to market and organizational expenses.
4. Agreements
Investment Advisory Agreement
PFM Asset Management LLC (the “Adviser”) is the investment adviser of each Fund. The Adviser was organized as a Delaware limited liability company in 2001. The Adviser has delegated responsibility for the day-to-day investment management of the Funds to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board of Trustees about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and their compliance with the applicable Fund’s investment policies and restrictions.
118   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Notes to Financial Statements
March 31, 2019 (unaudited)

4. Agreements (continued)
Investment Advisory Agreement (continued)
In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:
Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%
The subadvisory fees are paid by the Adviser and are not an additional expense of the respective Fund.
The Sub-Advisers to each Fund are as follows:
Fund	Sub-Advisers
PFM Multi-Manager Domestic Equity	Champlain Investment Partners, LLC Nuance Investments, LLC SSGA Funds Management, Inc. Vaughan Nelson Investment Management, L.P. Jacobs Levy Equity Management, Inc.
PFM Multi-Manager International Equity Fund	Aristotle Capital Management, LLC J O Hambro Capital Management Limited Lazard Asset Management LLC SSGA Funds Management, Inc.
PFM Multi-Manager Fixed-Income Fund	Brown Brothers Harriman & Co. Nomura Corporate Research and Asset Management, Inc. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC
Through January 28, 2020, the Adviser has agreed (1) to waive its fee in the amount of 0.05% of the average daily net assets of the Domestic Equity Fund; (2) to waive its fee in the amount of 0.10% of the average daily net assets of the International Equity Fund; and (3) to pay or otherwise bear operating and other expenses of the Funds (including organizational and offering expenses, but excluding any front-end and contingent deferred sales loads; any Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger, liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses) solely to the extent necessary to limit the total annualized expenses of the Funds to the percentages of average daily net assets below for the Institutional Class of each Fund (“Expense Limitation Agreement”):
Fund	%
Domestic Equity Fund	0.38%
International Equity Fund	0.63%
Fixed-Income Fund	0.55%
The Advisor shall be entitled to recoup any investment advisory fees waived or Fund expense payments paid by it pursuant to the Expense Limitation Agreement, if in any year the estimated operating expenses of a Fund for the fiscal year are less than the corresponding expense limitation for that year, subject to quarterly approval by the Trust’s Board of Trustees. The total amount of recoupment to which the Advisor may be entitled shall not exceed an amount that would cause of a Fund to exceed its: (1) corresponding expense limitation in place at the time the investment advisory fees were waived or the expenses were incurred; or (2) corresponding expense limitation currently in place, whichever is less. Subject to the foregoing, the recoupment amount shall equal, at any time, the sum of all investment advisory fees previously waived or reduced by the Manager and all other payments remitted by the Advisor to the Fund pursuant to the Expense Limitation Agreement, within three (3) years of the date on which such investment advisory fees were
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   119

Notes to Financial Statements
March 31, 2019 (unaudited)

4. Agreements (continued)
Investment Advisory Agreement (continued)
waived or reduced or other payments remitted, less any recoupment previously paid to the Advisor with respect to such waivers, reductions, and payments. As of March 31, 2019, the amount of advisory fees waived and reimbursed expenses subject to recoupment was $506,000, $862,734 and $383,326 for the Domestic Equity Fund, International Equity Fund and Fixed-Income Fund, respectively.
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Advisory fees waived and expenses reimbursed not restored to the Advisor become unrecoverable in fiscal year-end:
September 30, 2021	$358,270	$575,122	$351,664
September 30, 2022	147,730	287,612	31,662
Total	$506,000	$862,734	$383,326
Distributor
PFM Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor. The Distributor is a wholly-owned subsidiary of the Adviser.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent to the Trust is State Street Bank & Trust (the “Administrator”).
5. Organization and Offering Costs
Organization costs consist of costs incurred to establish the Funds and enable them legally to do business. Organization costs were expensed as incurred and amounted to $259,899, which was expensed in December 2017 and allocated pro rata to the Funds and reimbursed by the Adviser. Such reimbursements are subject to recoupment pursuant to the terms of the Expense Limitation Agreement.
Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs were amortized to expense over a period not to exceed twelve months on a straight-line basis.
6. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
7. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Bank Loans for the period ended March 31, 2019, were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund
Non-U.S. Government Purchases	$141,238,903	$72,232,273
Non-U.S. Government Sales	$77,132,927	$25,049,899
PFM Multi- Manager Fixed- Income Fund
U.S. Government Purchases	$171,612,186
Non-U.S. Government Purchases	$138,463,241
U.S. Government Sales	$131,268,139
Non-U.S. Government Sales	$85,204,014
120   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Notes to Financial Statements
March 31, 2019 (unaudited)

7. Investment Transactions (continued)
Purchases and sales of TBA transactions for the period ended March 31, 2019, were as follows:
PFM Multi- Manager Fixed- Income Fund
Purchases	$13,408,247
Sales	$15,186,475
8. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2019 is included in the Schedule of Investments. At March 31, 2019, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk: The Domestic Equity and International Equity Funds enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk: The International Equity Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. There were no forward foreign currency exchange contracts held during the period ended March 31, 2019.
Interest Rate Risk: The Fixed Income Fund utilizes various interest rate derivatives, including futures contracts, to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2019 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
PFM Multi-Manager Domestic Equity Fund
	Asset Derivatives		Liability Derivatives
Equity contracts	Net Variation Margin on Futures Contracts*	$115,969	Net Variation Margin on Futures Contracts*	$—
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

PFM Multi-Manager International Equity Fund
	Asset Derivatives		Liability Derivatives
Equity contracts	Net Variation Margin on Futures Contracts*	$80,072	Net Variation Margin on Futures Contracts*	$—
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   121

Notes to Financial Statements
March 31, 2019 (unaudited)

8. Derivative Financial Instruments (continued)
PFM Multi-Manager Fixed-Income Fund
	Asset Derivatives		Liability Derivatives
Interest rate contracts	Net Variation Margin on Futures Contracts*	$274,348	Net Variation Margin on Futures Contracts*	$277,502
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

PFM Multi-Manager Domestic Equity Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Equity contracts risk	Futures Contracts	$(324,027)	Futures Contracts	$103,535
PFM Multi-Manger International Equity Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Equity contracts risk	Futures Contracts	$(22,745)	Futures Contracts	$(1,106)
PFM Multi-Manager Fixed-Income Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Interest rate contracts	Futures Contracts	$(158,328)	Futures Contracts	$(50,076)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the period ended March 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:
	Futures Contracts – Long	Futures Contracts – Short
PFM Multi-Manager Domestic Equity Fund	$5,195,917	$—
PFM Multi-Manager International Equity Fund	$7,365,120	$—
PFM Multi-Manager Fixed-Income Fund	$9,747,738	$18,727,601
9. Related Parties
At March 31, 2019, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
10. Risks
Credit Risk — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed-income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be
122   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Notes to Financial Statements
March 31, 2019 (unaudited)

10. Risks (continued)
subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — The risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in the Fixed Income Fund to decline. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
11. Recent Accounting Updates
In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “2017 ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The 2017 ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The 2017 ASU is effective for fiscal years, and interim period within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of March 31, 2019, the Funds have fully adopted the provisions of ASU 2018-13, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.
12. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. On April 11, 2019, Jacobs Levy Equity Management, Inc. began managing an allocated portion of the Domestic Equity Fund’s assets. No other events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   123

Other Information (unaudited)

Board Approval of Investment Subadvisory Agreement for PFM Multi-Manager Domestic Equity Fund (“Fund”)
At an in-person meeting held on November 26, 2018 (“Meeting”), the Board of Trustees (“Board”) of the Trust, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”), reviewed and approved a new sub-advisory agreement between the Adviser and Nuance Investments LLC (“Sub-Adviser”) on behalf of the Fund (“Sub-Advisory Agreement”) for an initial two-year period in light of the Transaction (defined below) which resulted in a change of control of the Sub-Adviser and the automatic termination of its initial investment sub-advisory agreement with the Adviser. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the new Sub-Advisory Agreement.
In considering the Sub-Advisory Agreement, the Board reviewed and considered information provided at the Meeting specifically related to the Sub-Advisory Agreement, as well as information about the management of the Fund by the Adviser and other sub-advisers provided throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Sub-Adviser provided in response to a detailed due diligence request and separate supplemental request in connection with the approval of the Sub-Advisory Agreement. The Board noted that, effective on November 30, 2018, Montage Investments, LLC sold its controlling ownership in the Sub-Adviser to the Sub-Adviser’s current owners (the “Transaction”). The Board further noted the Sub-Adviser’s representations that the Transaction would not affect the operations of the Sub-Adviser or the investment management of its strategies and that the Sub-Adviser did not anticipate any changes to the services it provides to the Fund, including with respect to personnel, fees or investment strategies. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-Advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided and to be provided by the Sub-Adviser; (ii) the performance of the portion of the Fund’s assets that are allocated to the Sub-Adviser by the Adviser (“Sub-Advised Portion”); (iii) the costs of the services to be provided to the Fund; and (iv) the extent to which economies of scale may be realized as the Fund grows.
In approving the Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, which are identical to those in the initial investment sub-advisory agreement, are fair and reasonable and that the Sub-Advisory Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment sub-advisory services provided and expected to be provided post the Transaction by the Sub-Adviser to the Fund and its shareholders. In doing so, the Board noted the Sub-Adviser’s representations that the Transaction would not affect the operations of the Sub-Adviser or the investment management of its strategies and that the Sub-Adviser did not anticipate any changes to the services it provides to the Fund, including with respect to personnel, fees or investment strategies. The Board further noted the Sub-Adviser’s representation that it did not anticipate making any changes to its compliance policies and procedures in light of the Transaction. The Board also noted the Sub-Adviser’s representation that it believes it has the financial and other resources necessary to continue implementing the investment strategies of the Fund and to satisfy its obligations under the Sub-Advisory Agreement.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its shareholders.
Fund Performance
The Board noted the performance returns of the Sub-Advised Portion presented to the Board on a quarterly and since inception basis as of September 30, 2018. Given the Fund incepted on May 31, 2018, the Board concluded that it needed more time to assess the performance of the Sub-Advised Portion.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the sub-advisory fee paid and to be paid to the Sub-Adviser (the “Sub-Advisory Fee”). The Board noted that the Sub-Adviser’s current Sub-Advisory Fee would remain in place post the Transaction and would continue to be paid by the Adviser to the Sub-Adviser and is not an additional fee to be borne by the Fund. The Board noted that the Sub-Advisory Fee to be paid by the Adviser to the Sub-Adviser was the product
124   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

of arms-length negotiations between the Adviser and the Sub-Adviser. The Board concluded that the Sub-Advisory Fee is reasonable based on the information provided.
Profitability
In view of the fact that the Sub-Adviser is not affiliated with the Adviser, the Board concluded that the profitability of the Sub-Adviser was not a relevant factor in its consideration of the Sub-Advisory Agreement.
Economies of Scale
The Board reviewed and considered the extent to which the Sub-Adviser may realize economies of scale. The Board determined that, given the Fund’s short operation history, economies of scale were not a significant consideration at this time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the new Sub-Advisory Agreement for an initial two-year period.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019   125

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.
The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested at October 1, 2018, the beginning of the period and held through March 31, 2019. This example illustrates the Funds’ expenses in two ways:
Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.
Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratio Based on the Period	Expenses Paid During the Period(1),(2) 10/1/18 to 3/31/19
PFM Multi-Manager Domestic Equity Fund
Actual	$1,000.00	$981.90	0.38%	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
PFM Multi-Manager International Equity Fund
Actual	$1,000.00	$963.60	0.63%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
PFM Multi-Manager Fixed-Income Fund
Actual	$1,000.00	$1,037.90	0.55%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	0.55%	$2.77

(1)
Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

(2)
Reflects expenses after fee waivers and expense reimbursements.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge its shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.
126   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2019

Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101
Administrator, Custodian & Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.833.736.6678
5296 • 5/18

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended March 31, 2019, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications of the principal executive officer and principal financial and accounting officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PFM Multi-Manager Series Trust

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 6, 2019

By:	/s/ Daniel Hess
Daniel Hess
Treasurer (Principal Financial Officer)

Date:	June 6, 2019